Registration Nos. 333-193627

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

Post-Effective Amendment No. 4

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
and

Amendment No. 5 to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: The Guardian ProFreedom Variable Annuity (C Share)

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 20, 2017.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-193627
May 1, 2017

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (C Share)

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the Owner or, if applicable, the Death Benefit Covered Person dies before Annuity Payments begin.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of your interest in the separate account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

The minimum initial premium payment is $25,000. Your premiums may be invested in up to 25 of the available Variable Investment Options. The Variable Investment Options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available under the terms of your contract or in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AB Variable Products Series Fund, Inc. (Class B)
–	AB VPS Dynamic Asset Allocation Portfolio
•	ALPS Variable Investment Trust (Class III)
–	ALPS/Alerian Energy Infrastructure Portfolio
–	ALPS/Red Rocks Listed Private Equity Portfolio*
•	American Century Variable Portfolios, Inc. (Class II)
–	American Century VP Inflation Protection Fund
–	American Century VP Mid Cap Value Fund
•	American Funds Insurance Series® (Class 4)
–	American Funds Insurance Series® Asset Allocation Fund
–	American Funds Insurance Series® Bond Fund
–	American Funds Insurance Series® Global Growth Fund
–	American Funds Insurance Series® Global Growth and Income Fund
–	American Funds Insurance Series® Growth Fund
–	American Funds Insurance Series® Growth and Income Fund
–	American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund
•	Deutsche Variable Series II (Class B)
–	Deutsche Alternative Asset Allocation VIP-B
•	Fidelity® Variable Insurance Products (Service Class 2)
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2)
–	Franklin Growth & Income VIP Fund
•	Guardian Variable Products Trust
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian Integrated Research VIP Fund
–	Guardian International Growth VIP Fund
–	Guardian International Value VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Disciplined Value VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Mid Cap Traditional Growth VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
–	Guardian Core Plus Fixed Income VIP Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Balanced-Risk Allocation Fund
•	Ivy Variable Insurance Portfolios
–	Ivy VIP Global Bond, formerly Ivy Funds VIP Global Bond
–	Ivy VIP High Income, formerly Ivy Funds VIP High Income
•	Janus Aspen Series (Service Shares)
–	Janus Aspen Enterprise Portfolio*
–	Janus Aspen Global Technology Portfolio
•	Lazard Retirement Series, Inc. (Service Shares)
–	Lazard Retirement Global Dynamic Multi-Asset Portfolio
•	Legg Mason Partners Variable Equity Trust (Class II)
–	ClearBridge Variable Small Cap Growth Portfolio
–	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio*

•	Merger Fund VL
–	The Merger Fund VL
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® International Value Portfolio
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer International Growth Fund/VA
•	PIMCO Variable Insurance Trust (Advisor Class)
–	PIMCO Balanced Allocation Portfolio formerly PIMCO Global Multi-Asset Managed Volatility Portfolio**
–	PIMCO Unconstrained Bond Portfolio
•	Pioneer Variable Contracts Trust (Class II)
–	Pioneer Bond VCT Portfolio
•	Putnam Variable Trust (Class IB)
–	Putnam VT Absolute Return 500 Fund*
–	Putnam VT Small Cap Value Fund
•	Rydex Variable Trust
–	Guggenheim VT Multi-Hedge Strategies*
–	Guggenheim VT Long Short Equity*
•	T. Rowe Price Equity Series, Inc. (Class II)
–	T. Rowe Price Health Sciences Portfolio
•	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
–	Emerging Markets Equity Portfolio formerly The Universal Institutional Funds, Inc., UIF Emerging Markets Equity Portfolio (Class II)
–	Global Infrastructure Portfolio
•	Value Line Funds Variable Trust
–	Value Line VIP Equity Advantage Fund
•	VanEck VIP Trust (Service Class)
–	VanEck VIP Global Hard Assets
•	Variable Portfolio – Loomis Sayles
–	VP AQR Managed Futures Strategy (Class 2)
•	Virtus Variable Insurance Trust
–	Virtus Duff & Phelps Real Estate Securities Series formerly Virtus Real Estate Securities Series

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253. Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2017, is incorporated by reference into this prospectus.

*	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.
**	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions to the Fund, the Fund will no longer be available as an investment allocation option under your contract.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

The variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the Statement of Additional Information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments. This is the annuity period. The amount of the Annuity Payments will depend on the amount of Accumulation Value annuitized, annuity rates, annuity option selected and, for non-qualified contracts, gender of the Annuitant.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your net premium payments and Accumulation Value to as many as 25 of the available Variable Investment Options.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the net premium payments allocated to the Variable Investment Options.

GIAC has established a separate account to hold the variable investments in its annuity contracts. The Separate Account has 52 investment divisions, corresponding to 52 Variable Investment Options, each of which invests in a mutual fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen.

The total value of your contract’s investment in the investment divisions is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units. The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity Payments under this contract may begin no earlier than the first Contract Anniversary (without GIAC’s prior consent) and no later than the Contract Anniversary immediately following the annuitant’s 100th birthday. Gains under the contract are taxable at distribution, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select only one of the available annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments for 10 year period certain

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers among the Variable Investment Options.

Death benefits

If the owner, or in California the Death Benefit Covered Person, should die before Annuity Payments begin, then we pay a death benefit first to any surviving owner and then to surviving Beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural person, then the death of the Annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase or elect other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are charges for some of these riders. You should contact your registered representative or call our Customer

SUMMARY	PROSPECTUS	1

Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest Contract Anniversary value death benefit. The return of premium and return of premium plus death benefit rider may in certain circumstances increase the death benefit payable upon the owner’s death if your adjusted premium payments exceed your contract earnings. Finally, the deferred income annuity payout option rider can provide you with a stream of income payments that will start at a date in the future that you select. Before taking advantage of this rider, you should consider your liquidity needs because amounts that you transfer to the deferred income annuity payout option rider cannot be withdrawn or surrendered; those amounts are accessible only through the future stream of fixed income payments created by transfers to the rider. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of your Accumulation Value is a withdrawal. Surrenders and withdrawals may be subject to any applicable contract fee, premium taxes, state taxes, penalty taxes, and federal income tax and/or federal income tax withholding. Once Annuity Payments begin, surrenders and withdrawals are not available. Please see The Accumulation Period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently, range from 0.50% to 9.38% on a gross basis but may be different in the future. Actual charges will depend on the Variable

Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Contract charges

We apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 1.70% of the Accumulation Value in the Variable Investment Options.

The following are expenses that you may incur as a Contract Owner:

•	Highest anniversary value death benefit rider expense

For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

•	Return of premium death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

•	Return of premium plus death benefit rider expense

For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

•	Combination of death benefit riders expense

You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you choose this combination for a contract issued in conjunction with an application signed on or after May 1, 2017, then we

2	PROSPECTUS	SUMMARY

will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options. If you choose this combination for a contract issued in conjunction with an application signed prior to May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

•	Premium taxes

These charges for taxes on premiums or annuity purchase payments are applicable only in some states and municipalities and currently range from 0.50% up to 3.5% of premium payments made to the contract or Accumulation Value used to purchase an annuity option, depending on state requirements.

This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. The lump sum payment or actuarial value of payments to a Beneficiary may be subject to estate tax.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 10 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms may vary depending on where you live. The prospectus describes all material features of the contract including any material variations and any material state variations and should be read carefully with your contract.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Surrender Charge:	None

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

4	PROSPECTUS	EXPENSE TABLES

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

Separate Account Level Annual Expenses for contracts issued in conjunction with applications signed on or after to May 1, 2017

Contract Charge	1.70%
Total Separate Account Fees	1.70%
Optional Additional Riders
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
– Return of Premium Death Benefit Basic Rider (ROBDPBasic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
– Combination HAVDB & ROPDB Plus	0.50%
Total Maximum Separate Account Level Annual Expenses	2.20%

Separate Account Level Annual Expenses for contracts issued in conjunction with applications signed prior to May 1, 2017

Contract Charge	1.70%
Total Separate Account Fees	1.70%
Optional Additional Riders
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.30%
– Return of Premium Death Benefit Basic Rider (ROBDPBasic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.30%
– Combination HAVDB & ROPDB Plus	0.35%
Total Maximum Separate Account Level Annual Expenses	2.05%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.50%	9.38%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC, except Guardian Variable Products Trust.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2016 for all underlying mutual funds available under the contract as of May 1, 2017. Newer underlying mutual funds may have higher expense ratios partly due to smaller initial asset bases. It is important for contractowners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher or lower than the expense information presented. The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.50% and 2.42%, respectively. The minimum charge of 0.50% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.42% reflects a contractual waiver, which will continue indefinitely and may only be terminated with the approval of the Fund’s Board. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

The following examples are for contracts issued in conjunction with applications signed on or after May 1, 2017

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contractowner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 1.70% of the accumulation value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a basic contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Plus Death Benefit Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (9.38%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Plus Death Benefit riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,216	$3,393	$5,269	$8,904
Minimum:	$284	$869	$1,480	$3,128
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,216	$3,393	$5,269	$8,904
Minimum:	$284	$869	$1,480	$3,128

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.42%) and net minimum (0.50%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$485	$1,457	$2,433	$4,884
Minimum:	$284	$869	$1,480	$3,128
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$485	$1,457	$2,433	$4,884
Minimum:	$284	$869	$1,480	$3,128

6	PROSPECTUS	EXPENSE TABLES

Example 2 shows a basic contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (9.38%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,163	$3,264	$5,095	$8,709
Minimum:	$231	$712	$1,219	$2,611
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,163	$3,264	$5,095	$8,709
Minimum:	$231	$712	$1,219	$2,611

** Basic Contract without any riders and net maximum (2.42%) and net minimum (0.50%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$433	$1,307	$2,192	$4,460
Minimum:	$231	$712	$1,219	$2,611
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$433	$1,307	$2,192	$4,460
Minimum:	$231	$712	$1,219	$2,611

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

The following examples are for contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contractowner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 1.70% of the accumulation value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a basic contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross

EXPENSE TABLES	PROSPECTUS	7

maximum (9.38%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,200	$3,354	$5,217	$8,847
Minimum:	$268	$822	$1,402	$2,975
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,200	$3,354	$5,217	$8,847
Minimum:	$268	$822	$1,402	$2,975

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.42%) and net minimum (0.50%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$469	$1,412	$2,361	$4,759
Minimum:	$268	$822	$1,402	$2,975
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$469	$1,412	$2,361	$4,759
Minimum:	$268	$822	$1,402	$2,975

Example 2 shows a basic contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (9.38%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,163	$3,264	$5,095	$8,709
Minimum:	$231	$712	$1,219	$2,611
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,163	$3,264	$5,095	$8,709
Minimum:	$231	$712	$1,219	$2,611

** Basic Contract without any riders and net maximum (2.42%) and net minimum (0.50%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$433	$1,307	$2,192	$4,460
Minimum:	$231	$712	$1,219	$2,611
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$433	$1,307	$2,192	$4,460
Minimum:	$231	$712	$1,219	$2,611

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

8	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $16.8 billion as of December 31, 2016. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2016, Guardian Life had total admitted assets (Statutory basis) in excess of $51.9 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	9

BUYING A CONTRACT

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay surrender charges and taxes, including a possible penalty tax, on your old contract. Your new contract may have higher (or lower) charges and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium for any reason. If an application is signed on or after May 1, 2017, we will not issue a contract if the Owner or the Annuitant is over 85 years of age, unless we provide prior approval.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

10	PROSPECTUS	BUYING A CONTRACT

PAYMENTS

We require a minimum initial premium payment of $25,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an owner of the contract who is a natural person to exceed $6,000,000.

BUYING A CONTRACT	PROSPECTUS	11

THE ACCUMULATION PERIOD

Accumulation Units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premiums to your contract on the same day we receive them, provided we receive them in Good Order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a Valuation Date).

If the New York Stock Exchange closes before its regular closing time, we will credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use Net Premiums to purchase Accumulation Units in the Variable Investment Options you have chosen, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment. The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 25 Variable Investment Options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the

12	PROSPECTUS	ACCUMULATION PERIOD

first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 52 investment divisions, corresponding to the 52 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be

ACCUMULATION PERIOD	PROSPECTUS	13

made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts.

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the available Variable Investment Options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

You can obtain a copy of the prospectus for each of the Funds from your registered representative; by visiting our website (www.GuardianLife.com); by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253; or by writing to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Putnam Investment Management, LLC 1 Post Office Square Boston, MA 02109
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization).	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Guardian Integrated Research VIP Fund	The Fund seeks capital appreciation.	The Fund primarily invests in equity securities. Equity investments include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. The Fund may invest in foreign securities.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Massachusetts Financial Services Company, d/b/a MFS Investment Management 111 Huntington Avenue Boston, MA 02199
Guardian International Growth VIP Fund	The Fund seeks total return consisting of long-term capital growth and current income.	The Fund invests mainly in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which the Fund’s subadviser defines as companies with market capitalizations similar to companies in the MSCI® Europe, Australasia and Far East (“EAFE®”) Growth Index (the “Index”) at the time of purchase.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	J.P. Morgan Investment Management Inc. 270 Park Avenue New York, NY 10017
Guardian International Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests primarily in equity securities, principally common stocks, of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Value Index (“EAFE® Index”) that the Fund’s subadviser, believes are undervalued based on their earnings, cash flow, or asset values.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund may invest in foreign securities, either directly or through depositary receipts. The Fund may also invest in securities of emerging market issuers.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
Guardian Large Cap Disciplined Value VIP Fund	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Boston Partners Global Investors, Inc., d/b/a Boston Partners 909 Third Avenue 32nd Floor New York, NY 10022
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Traditional Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies.	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

			Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Maximize total return consistent with the Adviser’s determination of reasonable risk.	Invests in a mix of global equities, fixed income, opportunistic assets, currencies and cash to provide broad diversification in a single portfolio. Strategic allocation is 60% equities and 40% fixed income, but dynamic allocations can range from 0-80% in equities and 20-100% in fixed income.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
ALPS/Alerian Energy Infrastructure Asset Allocation Portfolio (Class III)	Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	Will invest at least 90% of its net assets in securities that comprise the Alerian Energy Infrastructure Index (the “Index”). The Index is intended to give investors a means of tracking overall performance of the North American Energy Infrastructure sector. The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, primarily consisting of common stock, but also including, among others, Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates and Canadian pipeline trusts and their successor companies.	ALPS Advisors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203
ALPS/Red Rocks Listed Private Equity Portfolio (Class III)(i)	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	Will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.	ALPS Advisors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Red Rocks Capital LLC 25188 Genesee Trail Road Suite 250 Golden, CO 80401
(i)	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
American Century VP Inflation Protection (Class II)	Long-term total return using a strategy that seeks to protect against U.S. inflation.	The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, the fund will invest over 50% of its assets in inflation-adjusted debt securities.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective.	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
Variable Portfolio – AQR Managed Futures Strategy (Class 2)	Positive absolute returns.	Under normal circumstances, the Fund pursues its investment objective by allocating assets among four major asset classes (commodities, currencies, fixed income and equities). The Fund gains exposure to asset classes by investing in a portfolio of futures contracts, futures-related instruments, forwards and swaps, and may include, but will not be limited to, global developed and emerging market equity index futures, swaps on equity index futures, equity swaps, currency forwards and currency futures; commodity futures; swaps on commodity futures; interest rate futures; bond futures; swaps on bond futures; and exchange-traded notes, all of which the Fund may invest in directly or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time. The Fund may invest without limit in	Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	AQR Capital Management, LLC (AQR) Two Greenwich Plaza Greenwich, CT 06830

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
foreign instruments, including emerging market instruments. There are no geographic limits on the market exposure of the Fund’s assets and the Fund may concentrate its market exposure in one or more specific geographic regions. This flexibility allows the Fund to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund’s return is expected to be derived principally from changes in the value of securities. The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions. Generally, the Subsidiary will invest in commodity futures and/or swaps, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for certain of the Subsidiary’s positions, including its derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiary may invest without limitation in commodity linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
25% of its total assets in the Subsidiary. The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed-income securities and U.S. Government obligations (including U.S. Treasury bills) or other high-quality, short-term investments, mortgage-backed securities or other liquid assets to meet its segregation obligations in conn+D32 section with certain investments, including, among others, derivative instruments. The Fund’s investment strategy may involve the frequent trading of portfolio securities. Additionally, the Fund’s strategy of investing in derivative instruments and instruments with a maturity of one year or less at the time of acquisition, will also contribute to frequent portfolio trading and high portfolio turnover (typically greater than 300% per year). Quantitative models are used as part of the investment process for the Fund.
Deutsche Alternative Asset Allocation VIP (Class B)	The fund seeks capital appreciation.	The fund seeks capital appreciation. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such Deutsche fund could invest. The fund may also invest in securities of unaffiliated mutual funds or ETFs to gain a desired economic	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	RREEF America L. L. C. 222 South Riverside Plaza Chicago, IL 60606

ACCUMULATION PERIOD	PROSPECTUS	21

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
exposure to a particular asset category that is not available through a Deutsche fund (Deutsche funds and unaffiliated mutual funds and ETFs are collectively referred to as “underlying funds”). The fund’s allocations among direct investments and underlying funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing currency and interest rate overlay strategies. Deutsche Investment Management Americas Inc. is the investment advisor for the fund. RREEF America L.L.C. is the subadvisor for the fund.
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks.

Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks).

Investing in domestic and foreign issuers.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(ii)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
(ii)	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

22	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Franklin Growth And Income VIP Fund (Class 2 Shares)	Seeks capital appreciation with current income as a secondary goal.	Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Guggenheim VT Multi-Hedge Strategies(i)	Seeks long-term capital appreciation with less risk than traditional equity funds.	The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics. Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets; Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements; Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities; Merger Arbitrage – Pursuant to a merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.	Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, MD 20850
(i)	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	PROSPECTUS	23

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Guggenheim VT U.S. Long Short Equity(i)	Seeks long-term capital appreciation.	The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.	Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, MD 20850
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	Total return with a low to moderate correlation to traditional financial market indices.	The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Ivy VIP Global Bond Fund (formerly known as Ivy Funds VIP Global Bond Fund)	To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy VIP Global Bond seeks to achieve its objectives by investing, normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or U.S. governments. The Portfolio may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity.	Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”, as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

24	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address

Under normal circumstances, the Portfolio invests at least 40% (or, if Ivy Investment Management Company (IICO), the

Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets insecurities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States).

The Portfolio may invest in both investment and non-investment grade securities. It may invest up to 100% of its total assets in non-investment grade bonds, commonly called “high yield” or “junk” bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Portfolio will invest in non-investment grade securities only if IICO deems the risks to be consistent with the Portfolio’s objectives. The Portfolio also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

ACCUMULATION PERIOD	PROSPECTUS	25

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Ivy VIP High Income (formerly known as Ivy Funds VIP High Income)	To seek to provide total return through a combination of high current income and capital appreciation.

Ivy VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Portfolio may invest up to 100% of its total assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size.

The Portfolio may invest up to 100% of its total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

The Portfolio may invest in private placements and other restricted securities.

Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

26	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Aspen Enterprise Portfolio (Service Shares)(i)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Global Technology Portfolio (Service Shares)	Seeks long-term growth of capital.

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•  companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•  companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

ACCUMULATION PERIOD	PROSPECTUS	27
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”, as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)	Total Return.

The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the

Investment Manager’s research analysts.

Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC

620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard

Pasadena, CA 91101)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II)(i)	The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	The fund is a fund of funds – it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers. The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	QS Investors, LLC 880 Third Avenue New York, NY 10022 Western Asset Management Company 385 East Colorado Boulevard Pasadena, CA 91101

28	PROSPECTUS	ACCUMULATION PERIOD
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”, as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® International Value Portfolio (Service Class)	Seeks capital appreciation.	Normally invests primarily in foreign equity securities, including emerging market equity securities. Focuses on investing in the stocks of companies MFS believes are undervalued compared to their intrinsic value (value companies). The fund may invest in companies of any size. The fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) formerly The Universal Institutional Funds, Inc., UIF Emerging Markets Equity Portfolio (Class II)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	The global strategists of the Adviser and its Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/ or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects.	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square Canary Wharf London E14 4QA, England	MSIM Company, 23 Church Street, 16-01 Capital Square Singapore, 049481
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II)	The Portfolio seeks both capital appreciation and current income.

In selecting securities to buy, hold or sell for the

Portfolio, the Adviser and/or Sub-Advisers actively

manage the Portfolio using a combination of bottom up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

			Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square, Canary Wharf London E14 4QA, England	MSIM Company, 23 Church Street, 16-01 Capital Square Singapore, 049481

ACCUMULATION PERIOD	PROSPECTUS	29

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Oppenheimer International Growth Fund/VA (Service Class)	The Fund seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.	OFI Global Asset Management, Inc. 225 Liberty Street 11th Floor New York, NY 10281-1008	OppenheimerFunds, Inc. 225 Liberty Street 11th Floor New York, NY 10281-1008
PIMCO Balanced Allocation Portfolio (Advisor Class) formerly PIMCO Global Multi-Asset Managed Volatility Portfolio(iii)	The Portfolio seeks total return which exceeds that of its benchmark.	The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio’s Portfolio, the “Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio’s Portfolio, the “Fixed Income Sleeve”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
PIMCO Unconstrained Bond Portfolio (Advisor Class)	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
Pioneer Bond VCT Portfolio (Class II)	Current Income.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Pioneer Investment Management, Inc. 60 State Street Boston, MA 02109
(iii)	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

30	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Putnam VT Absolute Return 500 Fund (Class IB)(i)	Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.	The Fund is designed to pursue a consistent absolute return by combining two independent investment strategies – a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.	Putnam Investment Management, LLC One Post Office Square Boston, MA 02109	Putnam Investments Limited Cassini House 57–59 St James’s Street London, England, SW1A 1LD and The Putnam Advisory Company, LLC One Post Office Square Boston, MA, 02109
(i)	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	PROSPECTUS	31

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Putnam VT Small Cap Value Fund (Class IB)	Seeks capital appreciation.	The Fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the Fund believes are currently undervalued by the market. If the Fund is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The Fund invests mainly in small companies of a size similar to those in the Russell 2000® Value Index.	Putnam Investment Management, LLC One Post Office Square Boston, MA 02109	Putnam Investments Limited Cassini House 57–59 St James’s Street London, England, SW1A 1LD
T. Rowe Price Health Sciences Portfolio (Class II)	Fund seeks long term capital appreciation.	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).	T. Rowe Price Associates, Inc. 100 E. Pratt St. Baltimore, MD, 21202
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
VanEck VIP Global Hard Assets (Service Class)	Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.	Under normal conditions, the Fund invests at least 80% of its net assets in securities of hard assets companies and instruments that derive their value from hard assets. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.	Van Eck Associates Corporation 666 Third Avenue New York, NY 10017

32	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
Virtus Duff & Phelps Real Estate Securities Series formerly Virtus Real Estate Securities Series	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates.

The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

			Virtus Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103	Duff & Phelps Investment Management Co. 200 S. Wacker Drive Suite 500 Chicago, IL 60606
The Merger Fund VL	The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.

The team will choose securities they believe offer the best risk/reward within the strategy guidelines. As a result, portfolio weightings by security category will vary. We use the following instruments:

•  Exchange Listed Equities

•  Exchange Traded Funds

•  Listed Options

•  OTC Options

•  Equity underlying Total return Swaps

•  Currencies

•  Currency Forward Sales

•  Corporate Bonds

•  Convertible Bonds

Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595

ACCUMULATION PERIOD	PROSPECTUS	33

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Asset Allocation Fund (Class 4)	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

333 South Hope Street Los Angeles, CA 90071
American Funds Insurance Series® Bond Fund (Class 4)	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets.

333 South Hope Street Los Angeles, CA 90071

34	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Global Growth Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital.	The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).	333 South Hope Street Los Angeles, CA 90071
American Funds Insurance Series® Global Growth and Income Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital while providing current income.	The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).	333 South Hope Street Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	35

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Growth Fund (Class 4)	The fund’s investment objective is to provide growth of capital.	The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.	333 South Hope Street Los Angeles, CA 90071
American Funds Insurance Series® Growth-Income Fund (Class 4)	The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

333 South Hope Street Los Angeles, CA 90071
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund (Class 4)	The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.	Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.	333 South Hope Street Los Angeles, CA 90071

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

36	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates), pay us compensation every year for administration or other expenses. This compensation ranges from 0.05% to 0.40% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Rydex Variable Trust and Merger Fund VL. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.50%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract Owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the Guardian Variable Products Trust, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

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WHEN YOU BUY A CONTRACT, PLEASE NOTE:

•	You can choose up to 25 of the available Variable Investment Options at any one time.

•	There are no initial sales charges on the premium payments.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the Variable Investment Options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office or Customer Service Contact Center. We reserve the right to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

Transfers

You can only transfer money among Variable Investment Options up to 30 days before the date Annuity Payments are scheduled to begin.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options. These transfers are subject to the following rules:

•	You are limited to 15 transfers per year;

•	You are limited to no more than 5 transfers within a quarter;

•	You are limited to no more than 3 transfers within a month;

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Customer Service Office.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order at our

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

38	PROSPECTUS	ACCUMULATION PERIOD

Customer Service Office or Customer Service Office Contact Center. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term Contract Owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any Contract Owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other Contract Owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset

ACCUMULATION PERIOD	PROSPECTUS	39

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific Contract Owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Contract Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable Fund.

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Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Contract Owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

ACCUMULATION PERIOD	PROSPECTUS	41

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

SURRENDERS AND WITHDRAWALS

During the Accumulation Period and while all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the Accumulation Period. That is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date Annuity Payments begin.

DIA transfers under the Deferred Income Annuity (DIA) Payout Option rider will be treated as withdrawals under the Basic Contract. DIA transfers are not subject to federal or state income taxes; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	A $30,000 DIA transfer is made on January 15, 2015

•	A $10,000 gain from January 1, 2013 to January 15, 2015

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Event	Accumulation Value	DIA Transfer	Cost Basis Allocated to basic contract	Cost Basis Allocated to DIA Transfer
Contract Issue	$100,000		$100,000*	$0
Second Contract Anniversary	$110,000		$100,000*	$0
DIA Transfer		$30,000
Values January 15, 2015 prior to transfer	$110,000		$100,000*	$0
Values January 16, 2015 after transfer	$80,000		$73,000**	$27,000**

*	At contract issue and any point in time prior to the DIA transfer, the full cost basis is allocated to the basic contract.
**	When the $30,000 transfer is made to the DIA rider from the basic contract, the partial annuitization rules will apply and a pro rata portion of the cost basis of the Basic Contract will be apportioned between the Basic Contract and the DIA rider. The cost basis apportioned to the DIA rider is equal to the amount of the Accumulation Value transferred from the Basic Contract to the DIA rider divided by the Accumulation Value of the Basic Contract immediately prior to the transfer, and multiplying that result by the cost basis of the Basic Contract. In this example, a $30,000 transfer is made from the basic contract to the DIA rider on January 15, 2015. Therefore, $30,000 is divided by $110,000 and multiplied by $100,000. Accordingly, the cost basis allocated to the DIA rider is approximately $27,000. The $27,000 is subtracted from the $100,000 premium equaling a cost basis of $73,000 remaining with the basic contract.

Your request for surrenders and withdrawals must be received in Good Order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges and premium taxes from the proceeds of a surrender. We will deduct any applicable contract charges and premium taxes from the surrender amount requested or in the case of a withdrawal where you wish to receive the entire surrender amount, we will redeem additional units to cover any applicable charges based on your instruction. See Financial information: Contract costs and expenses. To effect your request, we will redeem Accumulation Units attributable to the Variable Investment Options on a pro-rata basis unless you instruct us differently.

A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2000 after the withdrawal then GIAC reserves the right to terminate the contract.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in Good Order at our Customer Service Office before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Customer Service Office at or after the end of a Valuation Date or on a day that is not a Valuation Date, then we will process your

ACCUMULATION PERIOD	PROSPECTUS	43

request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Customer Service Office. Please see The Accumulation Period: Payments.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

Inactive Contracts

Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the owner the Accumulation Value under the Basic Contract in one sum, if, before the Annuity Commencement Date:

•	no premium payments are made for 2 consecutive years;

•	the Accumulation Value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges and premium taxes. Please see Financial information: Federal tax matters.

If the Accumulation Value of the Basic Contract is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

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Programs to build

your annuity

You may wish to take advantage of one or more of the programs we offer that may help you build a stronger annuity. You can participate in all or a combination of the programs. These include fixed dollar cost averaging, portfolio rebalancing and automated alerts.

Forms and Reports

In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures, regarding liquidity and product choice.

We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.

We will also send you quarterly, annual and anniversary statements that will provide you with much of this information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report to that address, unless you instruct us otherwise. Similarly, if several members of the same household each own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 or writing our Customer Service Office.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.

Dollar Cost Averaging — Fixed Dollar Cost Averaging Program

This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial Net Premium, and any subsequent Net Premiums received prior to the third Monthly Contract Anniversary, must be allocated to the Fixed DCA Account. On each of the first three Monthly Contract Anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the Variable Investment Options in accordance with your allocation instructions then

ACCUMULATION PERIOD	PROSPECTUS	45

in effect. If a Monthly Contract Anniversary is not also a Valuation Date, the transfer will occur on the next following Valuation Date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest net premium and any interest attributable to that net premium.

We guarantee that the net premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net Premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated Valuation Date may be credited with a different rate of interest than the rate previously credited to Net Premiums allocated to the DCA Account on any other Valuation Date.

Fixed DCA will terminate on the earliest of

•	the Valuation Date that all amounts have been transferred out of the Fixed DCA Account;

•	the Annuity Commencement Date;

•	the date a transfer or change in allocation instructions under the Basic Contract is received at our Customer Service Office;

•	the date the Basic Contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net Premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when

46	PROSPECTUS	ACCUMULATION PERIOD

any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your Accumulation Value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinues or restricts Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary weekend and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	47

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first Contract Anniversary (without GIAC’s prior consent) or later than the Contract Anniversary immediately following the annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.

All annuity payments are based on (i) the age and sex (if a Non-Qualified Contract) of the Annuitant at the birthday nearest the Annuity Commencement Date; (ii) the Accumulation Value on the Annuity Commencement Date less any annuity taxes; (iii) the annuity payout option elected; (iv) the annuity payout frequency; and (v) the interest rate assumption. If more frequent payments are selected the total payout amount will be slightly larger. A longer duration results in a smaller payment and a shorter duration results in a larger payment.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin, and

•	the annuity payout option you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the Annuity Payments.

The number and amount of your Annuity Payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

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•	A payment frequency where the Annuity Payments are $20 or less will not be permitted.

PAYEE

Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving Owner or Joint Owner; if none, then

•	any surviving primary Beneficiary; and, if none, then

•	any surviving Contingent Beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have Annuity Payments made under payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity Payments begin. If no election is made as of the Annuity Commencement Date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.

Before the Annuity Commencement Date, the owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the Contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

Annuity payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-6 10-Year Guaranteed Period

ANNUITY PERIOD	PROSPECTUS	49

All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the Beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining

50	PROSPECTUS	ANNUITY PERIOD

payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

ANNUITY PERIOD	PROSPECTUS	51

OTHER CONTRACT FEATURES

Death benefits

We will pay a death benefit upon receipt of due proof of death of any owner or, in California, the Death Benefit Covered person prior to the Annuity Commencement Date. At the time of purchase, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit. In California, upon death of an Owner who is not a Death Benefit Covered Person prior to the Annuity Commencement Date, we must distribute all of the Owner’s interest in the contract in a lump sum.

DEATH BENEFITS

Death of an Owner or Death Benefit Covered Person before the Annuity Commencement Date

We will pay a death benefit upon receipt, in Good Order at our Customer Service Office, of due proof of the death of any Owner or, in California, the Death Benefit Covered Person, before the Annuity Commencement Date. If the Owner is a non-natural Owner, the death of the Annuitant will be treated as the death of an Owner for purposes of determining whether a death benefit is payable. In California, upon death of an Owner who is not the Death Benefit Covered Person, we will distribute all of the Owner’s interest in a lump sum. For purposes of the discussion in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the Owner’s interest upon death of an Owner who is not the Death Benefit Covered Person.

The death benefit is payable first to:

•	any surviving Owner or Joint Owner, if none, then

•	any surviving primary Beneficiary, if none, then,

•	any surviving Contingent Beneficiary, if none then

•	to the last surviving Owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive Due Proof of Death in Good Order at our Customer Service Office; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive Due Proof of Death in Good Order at our Customer Service Office before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof of Death in Good Order at our Customer Service Office at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or Beneficiaries (or surviving Joint Owner(s), if applicable) after we receive Due Proof of Death in Good Order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order, less any premium taxes, or

•	the amount of any death benefit provided by an enhanced death benefit rider.

Multiple Beneficiaries. If there is more than one Beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the contract and the value of

52	PROSPECTUS	OTHER CONTRACT FEATURES

such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum, unless the Beneficiary elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options, as described below. In California only, if a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the Beneficiary or surviving joint owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the Annuity Payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive annuity payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all Beneficiaries, any death benefit amount exceeding the Accumulation Value that is not distributed to the Beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the Beneficiaries as death proceeds on such Valuation Date will be allocated among the Variable Investment Options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from Beneficiaries.

You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving Owner, if none then

•	any surviving primary Beneficiary, if none then

THER CONTRACT FEATURES	PROSPECTUS	53

•	any surviving Contingent Beneficiary, if none then

•	the last surviving Owner’s estate.

Upon the death of an Annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal Beneficiary (or any surviving joint owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

If any owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest: is payable to, or for the benefit of, any new Contract Owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

•

If your spouse is the only primary Beneficiary (or the sole surviving joint owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

•	In California, if any owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the owner’s interest in the contract in a lump sum.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: (1) an owner dies before the Annuity Commencement Date; and (2) the deceased owner’s spouse, under federal law, is the sole surviving owner or the sole surviving primary Beneficiary on the date of such owner’s death. In addition in California spousal continuation is only available if the owner who dies is also the Death Benefit Covered Person.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity

54	PROSPECTUS	OTHER CONTRACT FEATURES

contract. If the Beneficiary elects this option, the Beneficiary may become the owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with your allocation instructions at that time. If applicable, the surviving spouse will become the new owner and will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Customer Service Office, due proof of death of the surviving spouse.

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the new annuitant’s 100th birthday, unless an earlier date is otherwise elected by the owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all net premium payments made before spousal continuation will not be subject to a contingent deferred sales charge. All provisions of the contract with respect to contingent deferred sales charges will apply to the withdrawal or surrender of any payments made after spousal continuation.

OTHER CONTRACT FEATURES	PROSPECTUS	55

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of:

(i)	any owner, or in California the Death Benefit Covered Person;

(ii)	a surviving spouse who has continued the Basic Contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is 75 or younger.

This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit,

less any premium taxes as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order.

We must receive proof of death in Good Order at our Customer Service Office that the death occurred before the Annuity Commencement Date for a benefit to be payable.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural Owner) (or in California, the Death Benefit Covered Person’s 80th birthday), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that contract anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable surrender charges) by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount.

For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications

56	PROSPECTUS	OTHER CONTRACT FEATURES

signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

In all states except California, if there is a change of owner (or, if the owner is a non-natural person, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the owner’s death exceeds the Accumulation Value at the time of the owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the owner’s death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all Owners under the contract must be under age 76. If the owner is a non-natural person, then the Annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

If upon the death of the surviving spouse the HAVDB exceeds the Accumulation Value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the Accumulation Value on the applicable Valuation Date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The Beneficiaries may not continue this rider and this rider will terminate.

This rider terminates on the earliest of the following:

•	the date that a death benefit is paid under a death benefit rider or under the Basic Contract, if the Basic Contract is not continued by an eligible spouse;

•	the date that a death benefit is paid under this rider or under the Basic Contract upon death of the surviving spouse who has continued the Basic Contract and this rider;

•	the date the Accumulation Value under the Basic Contract equals zero;

•	the Annuity Commencement Date; or

•	upon a change in owner (or, if owner is a non-natural person, a change in Annuitant), including spousal continuation, and the new owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer

OTHER CONTRACT FEATURES	PROSPECTUS	57

it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for information about the availability of this enhanced death benefit rider under your contract.

Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.

RETURN OF PREMIUM DEATH BENEFIT (ROPDB) RIDER

This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the Basic Contract. You may elect one of two options, the return of premium death benefit rider basic (ROPDB Basic) or return of premium death benefit Plus (ROPDB Plus).

The ROPDB will be payable if on the Valuation Date a death benefit under the Basic Contract is calculated, the ROPDB is greater than the death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract.

ROPDB Basic

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Customer Service Office. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the Accumulation Value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Basic death benefit on that Valuation Date.

Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:

•	The dollar amount of the withdrawal, or

•

The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal and (b) is the Accumulation Value immediately before the withdrawal.

The ROPDB basic death benefit will be distributed in the same manner as the death benefit under the Basic Contract. If you choose this benefit, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 86.

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ROPDB Plus

If you have elected the ROPDB Plus death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Plus death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Customer Service Office. We will decrease the ROPDB Plus death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. In all states except California, we will reset the ROPDB Plus to the Accumulation Value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Plus death benefit on that Valuation Date. On each Contract Anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account on the day immediately prior to the Contract Anniversary.

On each Contract Anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account. Amounts will be transferred from the ROPDB Plus Interest Account on the day prior to the Contract Anniversary so that on the Contract Anniversary the amount in the ROPDB Plus Interest Account will be zero.

On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Daily Plus Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equalling 0.00008219) . In addition, we will decrease the ROPDB Interest Account by the Adjusted

Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.

Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

•	The dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account; or

•

The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the Accumulation Value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.

The ROPDB Plus death benefit will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of

ROPDB Plus Basis

The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the Basic Contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the Basic Contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:

•	The Accumulation Value immediately after the withdrawal; or

•	The total premiums paid under the Basic Contract less the total amount of withdrawals.

On each Contract Anniversary, the ROPDB Plus Basis will be reset to the Accumulation Value in effect on that Contract Anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	59

0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.

Termination

This rider terminates on the earliest of the following:

•	the date a death benefit is paid under a death benefit rider or under the Basic Contract upon proof of death in good order; or

•	the date the Accumulation Value under the Basic Contract equals zero; or

•	the basic contract’s Annuity Commencement date.

Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.

The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for more information about the availability of this enhanced death benefit rider under your contract.

Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.

These riders will be distributed in the same manner as the death benefit under the Basic Contract. This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. If you choose this combination for a contract issued in conjunction with an application signed on or after May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options. If you choose this combination for a contract issued in conjunction with an application signed prior to May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

This combination of riders can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.

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DEFERRED INCOME ANNUITY PAYOUT OPTION RIDER (also referred to as SecureFuture income rider)

When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if owner/Annuitant is age 80 or under for a non-qualified contract or owner/Annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider it must be elected at the time of application. This rider allows you to transfer all or a portion of your Accumulation Value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any Accumulation Value to the DIA rider until the second Contract Anniversary.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 for information about the availability of the rider under your contract.

The DIA rider is designed to provide you with a long term strategy for creating a future stream of income Annuity Payments guaranteed to last for your lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of Annuity Payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The Basic Contract provides the potential to benefit from possible market gains by allocating net premium to an array of Variable Investment Options, which gains can be transferred to the DIA rider to increase your future stream of Annuity Payments. You bear the risk of investment losses in the Variable Investment Options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.

Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.

DIA Transfers

We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase

DIA Commencement Date – This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the annuitant’s age 85 (age 70 1/2 if the Basic Contract is subject to required minimum distribution rules established under the Internal Revenue Code).

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payments below $1,000. Total DIA transfers made in the contract year in which the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning 12 months prior to the DIA commencement date. The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.

You may only make DIA transfers for a non-qualified contract if owner/Annuitant is age 83 or younger; for a qualified contract if owner/Annuitant is age 68 or younger; and if choosing a life only DIA Payout option if owner/Annuitant is age 70 or younger.

We will not accept any DIA transfer requests if the Annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:

• the age of the Annuitant at the time the DIA transfer request is received at our Customer Service Office in Good Order;

• the DIA commencement date;

• the DIA payout option chosen;

• for non-qualified contracts, the sex of the Annuitant; and

• the current interest rate environment.

It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer you will receive a confirmation of the current DIA transfer, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers to date.

You may request to cancel the DIA transfer. Notice of such request must be received at our Customer Service Office in Good Order no later than the 10th day after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the Basic Contract in the same proportion as the current Accumulation Value. If there is no Accumulation Value at

62	PROSPECTUS	OTHER CONTRACT FEATURES

the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the Accumulation Value immediately prior to the last DIA transfer. Any death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.

After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider.

You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.

Effect of DIA Transfers on Basic Contract

All DIA transfers will be treated as withdrawals under the Basic Contract.

DIA transfers will be treated as withdrawals under the Basic Contract. Neither federal nor state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider. Please refer to the example on pages 42 and 43 which demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

DIA Payment Options

You may elect to receive DIA payments based on one of the following options.

Life Annuity without Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the Annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the annuitant’s age on the DIA commencement date. For qualified contracts, the guaranteed period cannot exceed the annuitant’s life expectancy as determined under the Internal Revenue Code. If the Annuitant dies

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before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the owner, unless the owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.

Life Annuity with Refund Certain

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the Annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the owner elects to continue to receive the remaining DIA payments.

Payment Acceleration Feature

For DIA payment options other than Life Annuity without Guaranteed Period and when the Basic Contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:

•	the DIA rider is in effect and payments thereunder have begun;

•	the request is made after the DIA commencement date;

•	The owner is at least age 59 1/2; and

•	the frequency of DIA payments is monthly.

•	there are at least six months of payments remaining in any guaranteed or refund certain period.

The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Customer Service Office in Good Order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.

We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.

Changing the DIA Commencement Date

Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within 12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Customer Service Office in Good Order no later than 14 days prior to the new DIA commencement date.

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If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.

The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.

Effect of Death of Owner or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Code, as amended from time to time, for qualified contracts.

Death before the DIA Commencement Date

If the Contract Owner (or Annuitant, if the owner is a trust or other non-natural person) or, in California, the Death Benefit Covered Person, dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the owner’s death will be added to the death benefit payable under the Basic Contract and the DIA rider will terminate. If the Annuitant named under the DIA rider, who is not also the owner or, in California, the Death Benefit Covered Person, dies prior to the DIA commencement date, no death benefit is payable under the Basic Contract, any amounts transferred to the DIA rider will be added to the Accumulation Value of the contract and the DIA rider will terminate.

DIA death benefit prior to DIA commencement date: 100% of total amount of DIA transfers unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.

Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.

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Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the Accumulation Value of the Basic Contract is zero, the death benefit will be paid to any Beneficiaries in a lump sum.

Death after the DIA Commencement Date

If the Annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.

If an owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.

DIA Payments

On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly, quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in Good Order at our Customer Service Office at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the owner is elected by the owner at the time of the initial DIA transfer, the owner is the sole DIA payee. The owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Customer Service Office in Good Order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Customer Service Office in Good Order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.

In either case, unless otherwise elected by the owner in a written notice received at our Customer Service Office in Good Order, the owner becomes the new DIA payee.

Inactive Contracts

If the Accumulation Value of the Basic Contract is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity but the DIA payout option has been funded and the rider is in force, the

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contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.

Premium Tax

We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

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FINANCIAL INFORMATION

The Accumulation

Value

of your contract

To determine the Accumulation Value of your contract, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a Variable Investment Option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a Variable Investment Option by the value of units in that Variable Investment Option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each Variable Investment Option by the current unit value for that option. The current unit value for each Variable Investment Option is determined by multiplying the unit value for the applicable Variable Investment Option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each Variable Investment Option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•	Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.

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CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Contract charges

We will deduct daily a portion of the assets allocated to Variable Investment Options for administrative expenses and mortality expense risks. This results in a total annual charge of 1.70%.

Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

We are compensated for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.35% for contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.

Return of premium death benefit basic rider expense

If you choose the premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate 0.25%.

Return of premium death benefit plus rider expense

If you choose the return of premium plus death benefit plus rider and it is in effect, then you will pay a daily charge based on an annual rate 0.45% for contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	contract charges

and the following charges may apply:

•	highest anniversary value death benefit rider charge

•	return of premium death benefit basic rider charge

•	return of premium death benefit plus rider charge

•	combination of return of premium death benefit plus and highest anniversary value death benefit rider charge

•	withdrawal charge

•	premium taxes

•	transfer charge

See accompanying text for details.

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Tax advice

United States Congress is currently considering tax reform and changes to the tax code may impact the function and benefits received under your contract. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Combination of highest anniversary value death benefit and return of premium death benefit plus rider charge

We will deduct daily a portion of the assets allocated to Variable Investment Options as a charge for this combination of riders. For contracts issued in conjunction with applications signed on or after May 1, 2017, this results in an annual rider charge is 0.50%. For contracts issued in conjunction with applications signed prior to May 1, 2017, this results in an annual rider charge is 0.35%.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when your Accumulation Value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a

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distribution. If an owner transfers a contract without adequate consideration to a person other than the owner’s spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income unless one of several exceptions applies. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the owner names someone other than the owner as the payee under the contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. In addition, if the basic contract is issued with a deferred income annuity (DIA) payout option rider, amounts allocated under the basic contract to the DIA payout option rider are not part of the basic contract’s cash value for purposes of determining the taxable amount of any withdrawal from the basic contract prior to the DIA Commencement Date. When an allocation is made to the DIA payout option rider the partial

FINANCIAL INFORMATION	PROSPECTUS	71

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

annuitization rules will apply and a pro rata portion of the investment in the contract with respect to the basic contract will be apportioned between the basic contract and the DIA payout option rider. You should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer or the joint lives (or life expectancies) of the taxpayer and a Beneficiary.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where annuity payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payout option rider and an allocation was made to the DIA payout option rider, the partial annuitization rules will apply at the time of each allocation and a portion of the investment in the contract with respect to the basic contract will be apportioned between the basic contract and the

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DIA payout option rider. You should consult your tax advisor about the treatment of any DIA payments.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as Annuity Payments.

If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the Annuitant would cause a death benefit under the rider to be credited to the cash value of the Basic Contract even though no death benefit is payable under the Basic Contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the Basic Contract would be currently taxable. You should consult your tax adviser.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Treatment of certain charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable withdrawal occurs.

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Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income and other factors.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are

74	PROSPECTUS	FINANCIAL INFORMATION

distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The death benefit could be viewed

FINANCIAL INFORMATION	PROSPECTUS	75

as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

76	PROSPECTUS	FINANCIAL INFORMATION

Federal Estate and generation-skipping transfer taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” (GST) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax and GST tax exemption and maximum rates are $5,490,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Final regulations had not been issued as of the date of this prospectus so these rules may change. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered

FINANCIAL INFORMATION	PROSPECTUS	77

grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance.

Among the key performance measures we use are total returns and yields.

78	PROSPECTUS	FINANCIAL INFORMATION

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of investment divisions. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in its respective annual report, which may be obtained from our Customer Service Office free of charge.

FINANCIAL INFORMATION	PROSPECTUS	79

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, with the exception of the electronic document delivery program, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

80	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other Contract Owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your Accumulation Value.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•	the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the Variable Investment Options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA). The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	81

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with the annuity contracts will be up to 1.5% on all premium payments. A commission of up to 0.25% of the unliquidated premiums of the contract may be paid quarterly beginning in the second contract year. If the oldest owner is age 81 or older on the contract’s issue date, commissions paid in conjunction with the contracts will be up to 1.0% on all premium payments and, beginning in the second contract year, a commission of up to 0.2125% of the unliquidated premiums may be paid quarterly.

For contracts issued on applications signed and dated on or after June 16, 2014, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly. If the oldest Owner is age 86 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 1.25% on all premium payments and, beginning in the 18th contract month a commission of up to 0.075% of the unliquidated premiums may be paid quarterly.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not

82	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions or other forms of compensation described above.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	83

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin.

Accumulation Value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity Commencement Date

The date on which annuity payments under the basic contract begin.

Annuity Payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Basic Contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the annuitant if there is a non-natural owner.

Contract Anniversary

The annual anniversary measured from the issue date of the contract.

Contingent Annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent Beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving owner and all primary beneficiaries predecease such owner.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our telephone number is 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253.

Death Benefit Covered Person

(California only) The person shown on the contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the annuity commencement date. This person cannot be changed except in accordance with the spousal continuation provision.

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net Premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (Contract Owner)

You (or your); the person(s) or entity designated as the owner in the contract.

Valuation Date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation Period

The period between two successive valuation dates.

Variable Investment Options

The investment divisions of Separate Account R that are available for allocations of net premiums and accumulation values.

84	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity Payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	85

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2016. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until May 2014. All Accumulation Values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding Accumulation Units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of next year.

Number of Accumulation Units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Value Line VIP Equity Advantage Fund	2016	450	—	4,750	—	—
	2015	219	—	11,361	—	—
Invesco V.I. Balanced-Risk Allocation Fund Series II	2016	3,810	23,938	42,306	—	1,802
	2015	6,313	12,948	18,412	—	1,576
	2014	1,143	—	—	—	908
AB VPS Dynamic Asset Allocation Portfolio Class B	2016	1,883	1,718	4,889	650	—
	2015	1,228	—	4,361	650	—
	2014	1,228	—	—	650	—
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2016	4,789	10,028	29,847	4,230	18,552
	2015	4,095	6,687	27,843	4,230	18,937
	2014	5,331	387	—	4,230	3,352
Fidelity VIP Government Money Market Portfolio Service Class 2	2016	260	10,876	126,718	—	32,800
	2015	5,992	9,460	60,057	—	32,800
Franklin Growth & Income VIP Fund Class 2	2016	7,594	71,127	54,396	3,744	15,292
	2015	7,342	66,736	58,991	3,744	15,670
	2014	6,396	4,912	8,214	3,744	3,473
MFS International Value Portfolio Service Class	2016	2,986	24,638	17,891	123	6,659
	2015	4,145	22,810	16,791	123	6,668
	2014	1,991	—	—	123	—
Oppenheimer International Growth Fund/VA Service Class	2016	—	2,700	12,289	309	6,437
	2015	756	563	12,172	309	6,464
	2014	867	2,096	3,678	309	—
PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)	2016	2,034	236	7,835	—	1,444
	2015	1,522	236	4,465	—	1,194
	2014	1,522	—	—	—	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	2016	1,966	17,397	13,045	—	261
	2015	2,105	17,397	1,562	—	—
	2014	12,122	—	6,319	—	—
Pioneer Bond VCT Portfolio Class II	2016	6,828	1,267	47,134	343	18,287
	2015	6,596	2,046	23,222	343	17,035
	2014	3,469	4,670	—	343	5,770

86	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
American Century VP Mid Cap Value Fund Class II	2016	16,487	31,801	37,857	119	8,898
	2015	16,569	28,228	32,869	119	9,237
	2014	1,424	919	6,413	119	3,362
American Century VP Inflation Protection Fund Class II	2016	3,606	31,818	26,467	1,055	10,348
	2015	5,204	27,750	8,481	1,055	10,185
	2014	21,253	1,799	9,970	1,055	5,968
Ivy VIP Global Bond Fund (formerly the Ivy Funds VIP Global Bond Fund)	2016	9,076	502	46,619	2,591	4,536
	2015	9,077	560	30,758	2,591	4,146
	2014	1,340	2,618	5,505	2,591	—
Ivy VIP High Income Fund (formerly the Ivy Funds VIP High Income Fund)	2016	14,003	2,802	31,782	5,269	10,255
	2015	14,310	410	16,778	5,269	10,434
	2014	21,805	1,254	7,537	5,269	6,282
Putnam VT Absolute Return 500 Fund Class IB	2016	—	778	2,409	209	2,530
	2015	2,511	120	18,429	209	2,530
	2014	316	—	—	209	—
Putnam VT Small Cap Value Fund Class IB	2016	439	14,937	8,314	121	4,174
	2015	648	15,201	7,362	121	4,355
	2014	657	802	—	121	1,747
ALPS/Alerian Energy Infrastructure Portfolio Class III	2016	1,506	380	2,908	—	8,179
	2015	1,230	702	1,554	—	8,115
	2014	1,174	198	2,071	—	—
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2016	429	—	358	—	155
	2015	209	—	173	—	—
Deutsche Alternative Asset Allocation VIP Class B	2016	—	—	1,544	—	1,062
	2015	—	—	1,544	—	1,062
	2014	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	2016	2,708	235	3,978	—	2,721
	2015	2,823	344	3,058	—	2,751
	2014	1,434	—	—	—	63
Janus Aspen Global Technology Portfolio Service Shares	2016	2,308	—	3,023	—	1,809
	2015	2,308	192	2,891	—	1,809
	2014	1,326	720	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2016	37,341	221	21,488	—	3,903
	2015	37,243	221	9,982	—	3,903
	2014	1,108	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	2016	1,610	840	15,646	1,950	4,522
	2015	1,509	433	15,561	1,950	4,878
	2014	67	208	—	1,950	3,491
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2016	1,308	—	789	—	—
	2015	736	—	255	—	—
	2014	736	—	—	—	—

APPENDIX	PROSPECTUS	87

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
The Merger Fund VL	2016	424	376	2,837	2,219	5,029
	2015	215	672	132	2,219	4,968
	2014	197	123	—	2,219	627
Mariner Managed Futures Strategy Portfolio Class II	2016	437	326	918	397	2,518
	2015	204	476	867	397	2,397
	2014	200	—	—	397	—
Guggenheim VT Multi-Hedge Strategies Fund	2016	1,425	309	2,999	—	3,638
	2015	1,307	451	2,999	—	4,037
	2014	330	—	—	—	4,037
Guggenheim VT Long Short Equity Fund	2016	1,746	—	2,676	340	2,136
	2015	540	—	17,569	340	2,173
	2014	491	—	—	340	—
T. Rowe Price Health Sciences Portfolio II	2016	2,581	3,205	27,763	1,421	5,658
	2015	3,924	2,812	22,304	1,421	5,627
	2014	2,750	457	3,936	1,421	270
UIF Emerging Markets Equity Portfolio Class II	2016	1,852	188	7,068	—	5,215
	2015	2,264	216	5,669	—	5,226
	2014	1,242	651	—	—	—
Van Eck VIP Global Hard Assets Service Class	2016	3,872	—	6,064	—	8,238
	2015	3,872	—	6,064	—	8,173
	2014	1,485	—	3,129	—	598
Virtus Real Estate Securities Series	2016	2,499	1,014	6,984	631	231
	2015	2,499	—	2,101	631	158
	2014	1,502	585	—	631	158

88	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

Variable Accumulation Unit value for an Accumulation Unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Value Line VIP Equity Advantage Fund	2016	$9.61	$—	$9.55	$—	$—
	2015	8.94	—	8.92	—	—
Invesco V.I. Balanced-Risk Allocation Fund Series II	2016	11.11	11.01	10.99	—	10.97
	2015	10.13	10.07	10.06	—	10.04
	2014	10.78	—	—	—	10.73
AB VPS Dynamic Asset Allocation Portfolio Class B	2016	10.81	10.72	10.70	10.70	—
	2015	10.64	—	10.56	10.56	—
	2014	10.97	—	—	10.92	—
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2016	13.21	13.10	13.07	13.07	13.05
	2015	13.43	13.35	13.33	13.33	13.31
	2014	12.97	12.92	—	12.91	12.90
Fidelity VIP Government Money Market Portfolio Service Class 2	2016	9.68	9.63	9.62	—	9.61
	2015	9.85	9.82	9.82	—	9.82
Franklin Growth & Income VIP Fund Class 2	2016	13.00	12.89	12.87	12.87	12.84
	2015	11.85	11.78	11.76	11.76	11.75
	2014	12.17	12.12	12.11	12.11	12.10
MFS International Value Portfolio Service Class	2016	11.82	11.71	11.69	11.69	11.67
	2015	11.58	11.51	11.49	11.49	11.48
	2014	11.08	—	—	11.03	—
Oppenheimer International Growth Fund/VA Service Class	2016	—	10.14	10.12	10.12	10.10
	2015	10.70	10.63	10.62	10.62	10.60
	2014	10.56	10.52	10.51	10.51	—
PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)	2016	10.28	10.19	10.17	—	10.15
	2015	9.96	9.90	9.89	—	9.87
	2014	10.27	—	—	—	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	2016	9.84	9.75	9.74	—	9.72
	2015	9.57	9.51	9.50	—	—
	2014	9.91	—	9.87	—	—
Pioneer Bond VCT Portfolio Class II	2016	10.54	10.45	10.43	10.43	10.41
	2015	10.32	10.25	10.24	10.24	10.23
	2014	10.49	10.45	—	10.44	10.43
American Century VP Mid Cap Value Fund Class II	2016	14.82	14.69	14.66	14.66	14.63
	2015	12.28	12.21	12.19	12.19	12.17
	2014	12.70	12.65	12.64	12.64	12.63
American Century VP Inflation Protection Fund Class II	2016	9.74	9.66	9.64	9.64	9.62
	2015	9.50	9.44	9.42	9.42	9.41
	2014	9.90	9.87	9.86	9.86	9.85
Ivy VIP Global Bond Fund (formerly the Ivy Funds VIP Global Bond Fund)	2016	10.11	10.02	10.01	10.01	9.99
	2015	9.61	9.55	9.54	9.54	9.53
	2014	10.05	10.01	10.00	10.00	—

APPENDIX	PROSPECTUS	89

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Ivy VIP High Income Fund (formerly the Ivy Funds VIP High Income Fund)	2016	$11.07	$10.97	$10.95	$10.95	$10.93
	2015	9.69	9.63	9.62	9.62	9.61
	2014	10.55	10.51	10.50	10.50	10.49
Putnam VT Absolute Return 500 Fund Class IB	2016	—	9.96	9.94	9.94	9.92
	2015	10.15	10.09	10.07	10.07	10.06
	2014	10.38	—	—	10.33	—
Putnam VT Small Cap Value Fund Class IB	2016	13.96	13.84	13.81	13.81	13.79
	2015	11.14	11.07	11.06	11.06	11.04
	2014	11.84	11.79	—	11.78	11.77
ALPS/Alerian Energy Infrastructure Portfolio Class III	2016	10.31	10.22	10.20	—	10.18
	2015	7.45	7.40	7.39	—	7.38
	2014	12.20	12.16	12.15	—	—
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2016	10.06	—	10.00	—	9.99
	2015	9.48	—	9.46	—	—
Deutsche Alternative Asset Allocation VIP Class B	2016	—	—	9.69	—	9.67
	2015	—	—	9.42	—	9.41
	2014	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	2016	14.29	14.17	14.14	—	14.11
	2015	12.97	12.89	12.87	—	12.86
	2014	12.72	—	—	—	12.65
Janus Aspen Global Technology Portfolio Service Shares	2016	15.09	—	14.93	—	14.90
	2015	13.48	13.40	13.38	—	13.37
	2014	13.11	13.06	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2016	11.19	11.09	11.07	—	11.06
	2015	11.02	10.95	10.94	—	10.93
	2014	11.26	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	2016	11.98	11.87	11.85	11.85	11.83
	2015	11.55	11.48	11.46	11.46	11.45
	2014	12.31	12.27	—	12.26	12.25
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2016	10.34	—	10.23	—	—
	2015	10.57	—	10.49	—	—
	2014	11.37	—	—	—	—
The Merger Fund VL	2016	9.98	9.89	9.88	9.88	9.86
	2015	9.91	9.85	9.84	9.84	9.83
	2014	10.18	10.14	—	10.13	10.12
Mariner Managed Futures Strategy Portfolio Class II	2016	8.73	8.65	8.64	8.64	8.62
	2015	9.67	9.61	9.59	9.59	9.58
	2014	10.53	—	—	10.48	—
Guggenheim VT Multi-Hedge Strategies Fund	2016	9.99	9.90	9.89	—	9.87
	2015	10.22	10.15	10.14	—	10.13
	2014	10.20	—	—	—	10.15
Guggenheim VT Long Short Equity Fund	2016	10.73	—	10.62	10.62	10.60
	2015	10.84	—	10.76	10.76	10.75
	2014	10.89	—	—	10.84	—

90	PROSPECTUS	APPENDIX

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
T. Rowe Price Health Sciences Portfolio II	2016	$15.35	$15.22	$15.19	$15.19	$15.16
	2015	17.49	17.38	17.36	17.36	17.34
	2014	15.82	15.76	15.75	15.75	15.74
UIF Emerging Markets Equity Portfolio Class II	2016	8.95	8.87	8.86	—	8.84
	2015	8.54	8.49	8.48	—	8.47
	2014	9.73	9.70	—	—	—
Van Eck VIP Global Hard Assets Service Class	2016	8.32	—	8.23	—	8.21
	2015	5.90	—	5.85	—	5.85
	2014	9.04	—	9.00	—	8.99
Virtus Real Estate Securities Series	2016	13.09	12.98	12.95	12.95	12.93
	2015	12.47	—	12.38	12.38	12.36
	2014	12.39	12.34	—	12.34	12.33

APPENDIX	PROSPECTUS	91

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2017

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor ProFreedom Variable AnnuitySM (C Share)”) dated May 1, 2017.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342) or 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-017001    5/2017

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC (“PAS”) or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the separate account a total of $86,279,922 in 2014 and $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the separate account a total of $73,917,420 in 2015 and $73,044,799 in 2016.

ANNUITY PAYMENTS

The objective of the contract is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the contract charges, and if applicable, any optional death benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the contract owner’s account is determined by multiplying the Accumulation Unit value on the Valuation Period ten (10) days before the date the first annuity payment is due by the corresponding number of Accumulation Units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

DIA TRANSFERS

A.	At the time you submit a transfer request we will inform you of the following:

1.	That amounts used to purchase deferred income payments are not liquid.

2.	That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.

3.	The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making

B-2

a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

4.	The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.

B.	Upon completion of the transfer you will receive a confirmation which will inform you of the following:

1.	The amount of the DIA payment purchased.

2.	The lack of liquidity of amounts transferred to the DIA rider.

3.	A notice that the Contract Owner has the ability to consider other products and cancel within a specific period of time.

4.	Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the Annuity Commencement Date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. The Department of the Treasury and the Internal Revenue

B-3

Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of domestic partners and civil unions, which may vary by state. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

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EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2016 and 2015 and for each of the two years in the period ended December 31, 2016, and the financial statements and financial highlights of Separate Account R of GIAC as of December 31, 2016 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	8,431,047	3,389,584
Net asset value per share (NAV)	45.98	15.98

Total Assets (Shares x NAV)	$387,659,527	$54,165,555

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	181,850	48,905

Net Assets	$387,477,677	$54,116,650

Net Assets: Total
Contract Value in accumulation period	$387,125,627	$53,999,860
Contracts in Payout (annuitization) period	352,050	116,790

Net Assets	$387,477,677	$54,116,650

Total Units Outstanding	16,036,012	2,388,636

Unit Value (Accumulation, Lowest to Highest)	$20.13 to $24.76	$16.58 to $28.34

Cost of Shares in Underlying Fund	$342,058,946	$35,151,561

STATEMENTS OF OPERATIONS Year Ended December 31, 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

2016 Investment Income
Income:
Reinvested dividends	$4,206,839	$1,055,719
Expenses:
Mortality expense risk and administrative charges	5,331,203	762,588

Net investment income/(expense)	(1,124,364)	293,131

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	8,416,458	3,879,335
Reinvested realized gain distributions	14,145,416	925,921

Net realized gain/(loss) on investments	22,561,874	4,805,256
Net change in unrealized appreciation/(depreciation) of investments	5,832,232	3,715

Net realized and unrealized gain/(loss) from investments	28,394,106	4,808,971

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$27,269,742	$5,102,102

See notes to financial statements.

B-6

Investment Divisions
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series

2,061,420	25,625,840	1,180,092	2,947,118	1,011,662	40,387,706	—
6.63	10.20	14.82	14.31	13.26	11.88	—

$13,667,217	$261,383,572	$17,488,960	$42,173,260	$13,414,633	$479,805,945	$—

13,526	146,748	27,185	24,508	25,704	225,287	—

$13,653,691	$261,236,824	$17,461,775	$42,148,752	$13,388,929	$479,580,658	$—

$13,644,037	$261,229,982	$17,416,131	$41,941,521	$13,376,279	$478,971,336	$—
9,654	6,842	45,644	207,231	12,650	609,322	—

$13,653,691	$261,236,824	$17,461,775	$42,148,752	$13,388,929	$479,580,658	$—

796,767	25,055,415	785,048	2,522,292	928,128	38,373,474	—

$13.22 to $18.86	$9.55 to $10.88	$21.78 to $32.27	$13.26 to $19.94	$8.88 to $19.34	$12.94 to $13.26	$—

$14,892,735	$266,520,901	$19,100,432	$48,357,622	$15,938,470	$508,172,454	$—

Investment Divisions
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series

$860,876	$3,470,839	$—	$889,658	$116,603	$11,683,432	$—

208,869	3,780,635	264,161	633,924	216,540	7,206,563	—

652,007	(309,796)	(264,161)	255,734	(99,937)	4,476,869	—

(338,891)	(1,465,880)	250,140	771,689	(1,063,110)	(2,258,302)	—
—	—	—	—	—	8,526,131	—

(338,891)	(1,465,880)	250,140	771,689	(1,063,110)	6,267,829	—
1,449,428	3,146,889	(77,063)	(1,035,471)	2,407,618	(979,367)	—

1,110,537	1,681,009	173,077	(263,782)	1,344,508	5,288,462	—

$1,762,544	$1,371,213	$(91,084)	$(8,048)	$1,244,571	$9,765,331	$—

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Gabelli Capital Asset	Value Line Centurion

Assets:
Shares owned in underlying fund	344,306	50,690
Net asset value per share (NAV)	19.55	22.09

Total Assets (Shares x NAV)	$6,731,187	$1,119,746

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,001	4,156

Net Assets	$6,719,186	$1,115,590

Net Assets: Total
Contract Value in accumulation period	$6,711,672	$1,111,968
Contracts in Payout (annuitization) period	7,514	3,622

Net Assets	$6,719,186	$1,115,590

Total Units Outstanding	312,374	68,666

Unit Value (Accumulation, Lowest to Highest)	$20.42 to $21.79	$15.32 to $16.35

Cost of Shares in Underlying Fund	$7,079,276	$744,430

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Gabelli Capital Asset	Value Line Centurion

2016 Investment Income
Income:
Reinvested dividends	$39,070	$2,361
Expenses:
Mortality expense risk and administrative charges	106,472	18,355

Net investment income/(expense)	(67,402)	(15,994)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	577,523	77,666
Reinvested realized gain distributions	502,254	—

Net realized gain/(loss) on investments	1,079,777	77,666
Net change in unrealized appreciation/(depreciation) of investments	(216,341)	385

Net realized and unrealized gain/(loss) from investments	863,436	78,051

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$796,034	$62,057

See notes to financial statements.

B-8

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

331,360	181,282	135,339	149,109	28,359	260,774	3,882,058
19.76	10.04	51.96	6.45	15.69	11.33	12.61

$6,547,667	$1,820,075	$7,032,189	$961,753	$444,947	$2,954,569	$48,952,745

11,201	5,293	11,360	4,671	1,388	8,994	42,884

$6,536,466	$1,814,782	$7,020,829	$957,082	$443,559	$2,945,575	$48,909,861

$6,535,139	$1,814,782	$7,012,281	$950,740	$436,521	$2,785,304	$48,899,244
1,327	—	8,548	6,342	7,038	160,271	10,617

$6,536,466	$1,814,782	$7,020,829	$957,082	$443,559	$2,945,575	$48,909,861

318,979	187,544	484,791	68,710	20,595	227,378	2,920,339

$17.20 to $22.35	$9.55 to $9.74	$13.58 to $14.49	$13.02 to $13.89	$21.49 to $22.55	$11.59 to $12.32	$13.91 to $21.29

$6,261,810	$1,694,230	$4,876,631	$975,169	$447,489	$3,089,747	$51,966,819

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$39,947	$8,629	$—	$927	$6,000	$58,281	$—

103,156	16,027	110,151	19,570	7,049	49,702	694,114

(63,209)	(7,398)	(110,151)	(18,643)	(1,049)	8,579	(694,114)

125,353	(14,764)	963,943	152,507	23,407	(648)	157,756
664,365	6,295	657,369	364,568	8,136	—	3,106,743

789,718	(8,469)	1,621,312	517,075	31,543	(648)	3,264,499
(463,458)	142,488	(1,507,923)	(306,222)	(24,323)	(15,023)	2,733,622

326,260	134,019	113,389	210,853	7,220	(15,671)	5,998,121

$263,051	$126,621	$3,238	$192,210	$6,171	$(7,092)	$5,304,007

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

Assets:
Shares owned in underlying fund	4,499,018	4,114,664
Net asset value per share (NAV)	34.11	32.44

Total Assets (Shares x NAV)	$153,461,497	$133,479,696

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	95,798	80,599

Net Assets	$153,365,699	$133,399,097

Net Assets: Total
Contract Value in accumulation period	$153,354,945	$133,399,097
Contracts in Payout (annuitization) period	10,754	—

Net Assets	$153,365,699	$133,399,097

Total Units Outstanding	8,939,484	11,708,833

Unit Value (Accumulation, Lowest to Highest)	$14.14 to $22.20	$10.49 to $11.90

Cost of Shares in Underlying Fund	$151,698,989	$130,360,825

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

2016 Investment Income
Income:
Reinvested dividends	$742,075	$1,567,514
Expenses:
Mortality expense risk and administrative charges	2,197,608	1,914,559

Net investment income/(expense)	(1,455,533)	(347,045)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,890,353	1,047,512
Reinvested realized gain distributions	10,205,614	—

Net realized gain/(loss) on investments	13,095,967	1,047,512
Net change in unrealized appreciation/(depreciation) of investments	812,840	(3,554,840)

Net realized and unrealized gain/(loss) from investments	13,908,807	(2,507,328)

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$12,453,274	$(2,854,373)

See notes to financial statements.

B-10

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

3,298,763	9,800,242	3,035,587	292,706	748,923	42,485	7,499,109
17.58	18.62	16.90	21.02	11.22	64.50	30.83

$57,992,247	$182,480,515	$51,301,428	$6,152,682	$8,402,921	$2,740,267	$231,197,527

36,335	107,936	48,452	9,778	13,360	10,201	115,765

$57,955,912	$182,372,579	$51,252,976	$6,142,904	$8,389,561	$2,730,066	$231,081,762

$57,955,912	$182,372,579	$51,252,976	$6,115,377	$8,389,561	$2,718,811	$230,569,121
—	—	—	27,527	—	11,255	512,641

$57,955,912	$182,372,579	$51,252,976	$6,142,904	$8,389,561	$2,730,066	$231,081,762

4,050,278	10,998,390	2,654,731	286,572	745,572	96,948	21,355,202

$13.59 to $14.54	$16.09 to $16.55	$14.81 to $29.98	$20.24 to $21.60	$10.97 to $11.39	$20.62 to $30.65	$10.71 to $10.77

$63,727,573	$153,687,495	$50,682,413	$5,418,963	$8,257,697	$2,917,510	$214,998,808

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

$—	$2,201,367	$54,418	$49,908	$16,247	$—	$1,784,983

787,746	2,448,411	694,215	87,892	100,309	44,271	2,244,381

(787,746)	(247,044)	(639,797)	(37,984)	(84,062)	(44,271)	(459,398)

(249,487)	5,350,109	743,791	99,693	(141,557)	95,091	(8,180,864)
4,006,564	13,233,862	2,641,130	528,102	—	22,941	13,254,690

3,757,077	18,583,971	3,384,921	627,795	(141,557)	118,032	5,073,826
2,995,905	7,336,608	3,973,544	358,949	896,968	(122,298)	15,564,028

6,752,982	25,920,579	7,358,465	986,744	755,411	(4,266)	20,637,854

$5,965,236	$25,673,535	$6,718,668	$948,760	$671,349	$(48,537)	$20,178,456

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

Assets:
Shares owned in underlying fund	—	39,423
Net asset value per share (NAV)	—	43.32

Total Assets (Shares x NAV)	$—	$1,707,791

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	5,452

Net Assets	$—	$1,702,339

Net Assets: Total
Contract Value in accumulation period	$—	$1,689,323
Contracts in Payout (annuitization) period	—	13,016

Net Assets	$—	$1,702,339

Total Units Outstanding	—	83,781

Unit Value (Accumulation, Lowest to Highest)	$—	$19.02 to $20.29

Cost of Shares in Underlying Fund	$—	$1,575,658

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

2016 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	169,350	26,721

Net investment income/(expense)	(169,350)	(26,721)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,945,944)	184,660
Reinvested realized gain distributions	—	204,999

Net realized gain/(loss) on investments	(1,945,944)	389,659
Net change in unrealized appreciation/(depreciation) of investments	1,085,489	(367,793)

Net realized and unrealized gain/(loss) from investments	(860,455)	21,866

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,029,805)	$(4,855)

See notes to financial statements.

B-12

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

44,233	401,597	69,034	273,070	20,983,096	348,969	10,282,361
21.52	9.27	15.36	11.56	8.56	13.37	31.74

$951,891	$3,722,808	$1,060,356	$3,156,684	$179,615,298	$4,665,711	$326,362,133

3,304	11,752	3,839	10,602	100,618	16,575	152,937

$948,587	$3,711,056	$1,056,517	$3,146,082	$179,514,680	$4,649,136	$326,209,196

$939,393	$3,697,048	$1,048,382	$2,984,193	$179,514,680	$4,649,136	$326,172,418
9,194	14,008	8,135	161,889	—	—	36,778

$948,587	$3,711,056	$1,056,517	$3,146,082	$179,514,680	$4,649,136	$326,209,196

81,676	134,365	69,152	270,725	12,399,053	331,196	14,833,618

$10.86 to $11.59	$25.21 to $27.79	$14.37 to $15.34	$10.70 to $11.09	$13.13 to $13.91	$12.61 to $15.91	$16.11 to $23.94

$797,117	$4,248,848	$742,084	$3,152,760	$189,159,531	$5,093,887	$283,585,852

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

$—	$55,831	$14,513	$17,888	$—	$57,212	$2,983,288

15,425	63,736	15,673	39,549	2,604,558	72,349	4,410,332

(15,425)	(7,905)	(1,160)	(21,661)	(2,604,558)	(15,137)	(1,427,044)

52,539	(126,786)	73,285	(13,650)	797,238	(57,310)	6,921,880
—	183,832	—	694	4,993,860	—	23,006,061

52,539	57,046	73,285	(12,956)	5,791,098	(57,310)	29,927,941
(63,526)	188,399	23,863	99,409	(4,593,201)	174,115	(1,106,145)

(10,987)	245,445	97,148	86,453	1,197,897	116,805	28,821,796

$(26,412)	$237,540	$95,988	$64,792	$(1,406,661)	$101,668	$27,394,752

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

Assets:
Shares owned in underlying fund	106,547	88,309
Net asset value per share (NAV)	11.92	14.09

Total Assets (Shares x NAV)	$1,270,042	$1,244,279

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	4,959	5,112

Net Assets	$1,265,083	$1,239,167

Net Assets: Total
Contract Value in accumulation period	$1,265,083	$1,232,005
Contracts in Payout (annuitization) period	—	7,162

Net Assets	$1,265,083	$1,239,167

Total Units Outstanding	58,806	62,691

Unit Value (Accumulation, Lowest to Highest)	$19.51 to $21.95	$15.25 to $20.39

Cost of Shares in Underlying Fund	$1,273,168	$1,211,234

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

2016 Investment Income
Income:
Reinvested dividends	$10,984	$24,651
Expenses:
Mortality expense risk and administrative charges	18,687	21,525

Net investment income/(expense)	(7,703)	3,126

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	28,264	43,265
Reinvested realized gain distributions	80,732	14,086

Net realized gain/(loss) on investments	108,996	57,351
Net change in unrealized appreciation/(depreciation) of investments	35,855	(24,014)

Net realized and unrealized gain/(loss) from investments	144,851	33,337

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$137,148	$36,463

See notes to financial statements.

B-14

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

6,790,960	23,567	6,098	24,196	—	157,181	208,659
19.01	14.75	12.86	21.60	—	14.03	14.36

$129,096,158	$347,615	$78,417	$522,624	$—	$2,205,254	$2,996,342

76,494	2,087	840	2,729	—	9,183	9,094

$129,019,664	$345,528	$77,577	$519,895	$—	$2,196,071	$2,987,248

$129,019,664	$344,188	$77,577	$510,846	$—	$2,186,638	$2,960,880
—	1,340	—	9,049	—	9,433	26,368

$129,019,664	$345,528	$77,577	$519,895	$—	$2,196,071	$2,987,248

5,581,792	14,172	3,458	20,315	—	104,808	171,191

$17.03 to $29.08	$19.33 to $25.89	$16.68 to $23.25	$19.18 to $25.85	$—	$19.79 to $30.60	$16.33 to $17.42

$110,693,722	$354,635	$94,179	$735,728	$—	$2,083,971	$2,214,343

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

$427,930	$—	$—	$945	$—	$20,737	$51,725

1,623,568	5,526	1,895	8,497	277,848	32,822	47,148

(1,195,638)	(5,526)	(1,895)	(7,552)	(277,848)	(12,085)	4,577

334,544	(15,904)	(36,642)	(7,364)	10,058,833	113,135	192,523
10,887,189	75,144	33,963	206,991	—	152,956	—

11,221,733	59,240	(2,679)	199,627	10,058,833	266,091	192,523
22,284,435	(14,730)	944	(174,020)	(10,585,483)	(15,237)	41,169

33,506,168	44,510	(1,735)	25,607	(526,650)	250,854	233,692

$32,310,530	$38,984	$(3,630)	$18,055	$(804,498)	$238,769	$238,269

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

Assets:
Shares owned in underlying fund	5,022,265	50,129,286
Net asset value per share (NAV)	9.10	4.45

Total Assets (Shares x NAV)	$45,702,611	$223,075,322

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	28,623	100,399

Net Assets	$45,673,988	$222,974,923

Net Assets: Total
Contract Value in accumulation period	$45,421,382	$222,963,956
Contracts in Payout (annuitization) period	252,606	10,967

Net Assets	$45,673,988	$222,974,923

Total Units Outstanding	2,668,605	13,970,422

Unit Value (Accumulation, Lowest to Highest)	$15.99 to $17.06	$13.15 to $16.11

Cost of Shares in Underlying Fund	$53,215,335	$239,800,357

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

2016 Investment Income
Income:
Reinvested dividends	$549,119	$6,135,297
Expenses:
Mortality expense risk and administrative charges	679,467	3,109,416

Net investment income/(expense)	(130,348)	3,025,881

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,264,910	(5,869,033)
Reinvested realized gain distributions	6,576,662	16,605,714

Net realized gain/(loss) on investments	8,841,572	10,736,681
Net change in unrealized appreciation/(depreciation) of investments	(4,126,553)	(8,972,773)

Net realized and unrealized gain/(loss) from investments	4,715,019	1,763,908

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,584,671	$4,789,789

See notes to financial statements.

B-16

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

—	226,120	16,747,129	879,574	35,454	5,119,777	7,404,899
—	16.41	32.45	21.46	58.44	12.34	33.03

$—	$3,710,621	$543,444,336	$18,875,652	$2,071,958	$63,178,053	$244,583,820

—	11,464	255,919	8,540	6,869	38,097	107,145

$—	$3,699,157	$543,188,417	$18,867,112	$2,065,089	$63,139,956	$244,476,675

$—	$3,698,752	$542,510,489	$18,795,287	$2,055,499	$63,108,654	$244,330,617
—	405	677,928	71,825	9,590	31,302	146,058

$—	$3,699,157	$543,188,417	$18,867,112	$2,065,089	$63,139,956	$244,476,675

—	203,741	24,709,054	1,037,579	115,370	4,625,402	9,046,689

$—	$16.61 to $18.31	$20.99 to $27.77	$16.51 to $18.20	$17.72 to $18.24	$10.81 to $13.44	$17.69 to $27.73

$—	$3,496,866	$448,330,830	$16,712,279	$1,741,959	$64,768,416	$223,155,831

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

$393	$43,341	$3,271,909	$378,750	$—	$1,424,111	$733,376

1,125	57,940	7,666,364	289,320	32,927	981,862	3,421,873

(732)	(14,599)	(4,394,455)	89,430	(32,927)	442,249	(2,688,497)

21,804	100,457	16,984,053	1,780,687	240,358	178,129	3,789,212
—	95,666	41,130,935	1,286,304	225,640	32,948	14,341,430

21,804	196,123	58,114,988	3,066,991	465,998	211,077	18,130,642
(5,375)	11,662	(19,828,090)	(319,665)	(467,831)	1,342,759	9,191,656

16,429	207,785	38,286,898	2,747,326	(1,833)	1,553,836	27,322,298

$15,697	$193,186	$33,892,443	$2,836,756	$(34,760)	$1,996,085	$24,633,801

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

Assets:
Shares owned in underlying fund	14,260	21,413,069
Net asset value per share (NAV)	17.65	1.00

Total Assets (Shares x NAV)	$251,691	$21,413,069

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,250	359,504

Net Assets	$250,441	$21,053,565

Net Assets: Total
Contract Value in accumulation period	$250,441	$21,145,923
Contracts in Payout (annuitization) period	—	(92,358)

Net Assets	$250,441	$21,053,565

Total Units Outstanding	15,065	2,170,573

Unit Value (Accumulation, Lowest to Highest)	$13.01 to $17.04	$9.62 to $9.81

Cost of Shares in Underlying Fund	$256,395	$21,413,069

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

2016 Investment Income
Income:
Reinvested dividends	$2,938	$2,787
Expenses:
Mortality expense risk and administrative charges	3,419	298,503

Net investment income/(expense)	(481)	(295,716)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,378	—
Reinvested realized gain distributions	409	—

Net realized gain/(loss) on investments	7,787	—
Net change in unrealized appreciation/(depreciation) of investments	(24,877)	—

Net realized and unrealized gain/(loss) from investments	(17,090)	—

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(17,571)	$(295,716)

See notes to financial statements.

B-18

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

571,419	514,880	284,461	13,341,752	337,494	151,136	22,927,870
30.70	16.25	13.70	13.61	15.38	20.08	12.24

$17,542,576	$8,366,807	$3,897,115	$181,581,249	$5,190,652	$3,034,812	$280,637,128

15,742	30,181	14,513	89,211	17,423	11,316	141,430

$17,526,834	$8,336,626	$3,882,602	$181,492,038	$5,173,229	$3,023,496	$280,495,698

$17,526,834	$8,327,040	$3,820,715	$181,492,038	$5,140,165	$2,991,445	$280,487,142
—	9,586	61,887	—	33,064	32,051	8,556

$17,526,834	$8,336,626	$3,882,602	$181,492,038	$5,173,229	$3,023,496	$280,495,698

1,308,017	684,498	244,707	13,144,477	263,735	144,990	27,347,898

$13.05 to $13.55	$11.03 to $14.02	$15.63 to $20.70	$10.25 to $14.72	$14.17 to $20.61	$17.48 to $22.95	$9.33 to $10.78

$18,175,028	$9,295,266	$3,279,117	$193,346,887	$5,092,301	$2,712,442	$296,438,504

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

$7,156	$—	$82,993	$3,349,751	$250,695	$62,654	$7,117,426

190,434	135,408	62,188	2,361,185	79,824	49,827	4,098,125

(183,278)	(135,408)	20,805	988,566	170,871	12,827	3,019,301

(37,260)	(277,832)	210,604	(484,178)	(22,698)	110,447	(2,422,699)
224,890	7,317	159,621	3,000,302	—	258,104	—

187,630	(270,515)	370,225	2,516,124	(22,698)	368,551	(2,422,699)
122,549	498,718	(102,055)	6,455,698	435,345	35,334	(2,877,135)

310,179	228,203	268,170	8,971,822	412,647	403,885	(5,299,834)

$126,901	$92,795	$288,975	$9,960,388	$583,518	$416,712	$(2,280,533)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

Assets:
Shares owned in underlying fund	556,892	5,221,136
Net asset value per share (NAV)	24.89	19.36

Total Assets (Shares x NAV)	$13,861,034	$101,081,183

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	14,748	53,660

Net Assets	$13,846,286	$101,027,523

Net Assets: Total
Contract Value in accumulation period	$13,802,551	$100,988,739
Contracts in Payout (annuitization) period	43,735	38,784

Net Assets	$13,846,286	$101,027,523

Total Units Outstanding	672,352	3,458,316

Unit Value (Accumulation, Lowest to Highest)	$18.80 to $20.72	$21.58 to $31.60

Cost of Shares in Underlying Fund	$11,569,905	$91,984,585

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

2016 Investment Income
Income:
Reinvested dividends	$208,175	$775,975
Expenses:
Mortality expense risk and administrative charges	230,662	1,399,927

Net investment income/(expense)	(22,487)	(623,952)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,684,945	4,422,305
Reinvested realized gain distributions	1,790,500	14,260,259

Net realized gain/(loss) on investments	3,475,445	18,682,564
Net change in unrealized appreciation/(depreciation) of investments	(1,449,402)	6,249,999

Net realized and unrealized gain/(loss) from investments	2,026,043	24,932,563

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,003,556	$24,308,611

See notes to financial statements.

B-20

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

1,582,500	8,465,334	14,066	56,651	14,246	2,772,979	45,435
15.69	12.87	21.47	37.57	25.28	15.01	9.63

$24,829,432	$108,948,847	$301,997	$2,128,382	$360,127	$41,622,418	$437,543

25,614	63,126	1,082	7,812	1,162	32,176	2,240

$24,803,818	$108,885,721	$300,915	$2,120,570	$358,965	$41,590,242	$435,303

$24,803,818	$108,764,774	$299,221	$2,109,168	$349,597	$41,578,565	$435,303
—	120,947	1,694	11,402	9,368	11,677	—

$24,803,818	$108,885,721	$300,915	$2,120,570	$358,965	$41,590,242	$435,303

1,882,867	10,175,051	14,966	85,193	17,163	1,806,592	29,259

$12.84 to $13.33	$10.19 to $10.94	$19.06 to $20.01	$20.56 to $28.56	$18.76 to $20.48	$22.39 to $23.18	$13.99 to $14.93

$24,613,066	$111,508,025	$233,866	$2,060,749	$371,264	$46,709,917	$452,108

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

$468,815	$3,507,139	$1,419	$—	$2,768	$—	$12,624

261,463	1,523,104	4,359	37,947	8,072	564,936	6,721

207,352	1,984,035	(2,940)	(37,947)	(5,304)	(564,936)	5,903

(40,899)	(71,671)	8,142	251,031	91,642	(2,822,195)	(10,122)
1,382,212	—	24,203	143,888	53,984	1,807,929	—

1,341,313	(71,671)	32,345	394,919	145,626	(1,014,266)	(10,122)
549,729	384,920	(2,532)	(353,283)	(107,605)	5,189,744	31,473

1,891,042	313,249	29,813	41,636	38,021	4,175,478	21,351

$2,098,394	$2,297,284	$26,873	$3,689	$32,717	$3,610,542	$27,254

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

Assets:
Shares owned in underlying fund	446,318	3,342,566
Net asset value per share (NAV)	22.81	26.37

Total Assets (Shares x NAV)	$10,180,510	$88,143,469

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,458	61,496

Net Assets	$10,169,052	$88,081,973

Net Assets: Total
Contract Value in accumulation period	$10,104,489	$88,070,613
Contracts in Payout (annuitization) period	64,563	11,360

Net Assets	$10,169,052	$88,081,973

Total Units Outstanding	606,454	4,843,625

Unit Value (Accumulation, Lowest to Highest)	$15.27 to $16.83	$13.07 to $21.80

Cost of Shares in Underlying Fund	$8,260,645	$95,322,016

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

2016 Investment Income
Income:
Reinvested dividends	$282,780	$3,140,591
Expenses:
Mortality expense risk and administrative charges	164,895	1,275,735

Net investment income/(expense)	117,885	1,864,856

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	366,683	399,395
Reinvested realized gain distributions	349,094	1,994,672

Net realized gain/(loss) on investments	715,777	2,394,067
Net change in unrealized appreciation/(depreciation) of investments	(90,579)	3,711,749

Net realized and unrealized gain/(loss) from investments	625,198	6,105,816

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$743,083	$7,970,672

See notes to financial statements.

B-22

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

63,374	2,047,907	318,271	970,730	1,830,986	2,560,106	11,175,552
18.59	12.61	22.23	46.26	47.73	2.16	23.75

$1,178,124	$25,824,102	$7,075,166	$44,905,949	$87,392,970	$5,529,829	$265,419,360

3,959	19,167	9,469	19,359	41,512	17,787	128,668

$1,174,165	$25,804,935	$7,065,697	$44,886,590	$87,351,458	$5,512,042	$265,290,692

$1,174,165	$25,804,935	$7,065,697	$44,886,590	$87,332,497	$5,502,365	$265,273,548
—	—	—	—	18,961	9,677	17,144

$1,174,165	$25,804,935	$7,065,697	$44,886,590	$87,351,458	$5,512,042	$265,290,692

48,192	2,016,435	589,930	4,367,855	3,526,468	485,183	10,651,771

$20.40 to $25.99	$12.40 to $12.84	$11.67 to $12.12	$10.15 to $10.28	$18.24 to $25.04	$10.10 to $10.49	$21.55 to $34.03

$1,076,099	$20,856,060	$7,142,669	$47,377,100	$81,600,578	$5,962,132	$240,388,170

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

$22,200	$—	$78,001	$513,730	$102,029	$44,133	$582,751

18,252	395,230	85,131	544,725	1,255,315	72,723	3,393,883

3,948	(395,230)	(7,130)	(30,995)	(1,153,286)	(28,590)	(2,811,132)

77,597	1,626,591	(1,002)	(182,981)	2,742,572	(11,803)	3,815,509
98,025	711,751	157,709	4,255,939	9,325,154	121,603	8,970,933

175,622	2,338,342	156,707	4,072,958	12,067,726	109,800	12,786,442
(56,711)	52,735	(22,053)	(1,023,630)	(13,498,948)	(280,516)	28,662,840

118,911	2,391,077	134,654	3,049,328	(1,431,222)	(170,716)	41,449,282

$122,859	$1,995,847	$127,524	$3,018,333	$(2,584,508)	$(199,306)	$38,638,150

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

Assets:
Shares owned in underlying fund	64,808,134	224,540
Net asset value per share (NAV)	5.07	10.24

Total Assets (Shares x NAV)	$328,577,241	$2,299,287

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	171,598	7,489

Net Assets	$328,405,643	$2,291,798

Net Assets: Total
Contract Value in accumulation period	$328,400,646	$2,291,798
Contracts in Payout (annuitization) period	4,997	—

Net Assets	$328,405,643	$2,291,798

Total Units Outstanding	24,760,921	201,863

Unit Value (Accumulation, Lowest to Highest)	$10.42 to $14.92	$9.75 to $11.65

Cost of Shares in Underlying Fund	$354,174,110	$2,377,306

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

2016 Investment Income
Income:
Reinvested dividends	$15,017,479	$33,633
Expenses:
Mortality expense risk and administrative charges	4,738,898	37,512

Net investment income/(expense)	10,278,581	(3,879)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,363,541)	(1,363)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(3,363,541)	(1,363)
Net change in unrealized appreciation/(depreciation) of investments	7,784,837	(596)

Net realized and unrealized gain/(loss) from investments	4,421,296	(1,959)

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,699,877	$(5,838)

See notes to financial statements.

B-24

Investment Divisions
PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

172,504	49,469,303	146,704	185,371	—	6,229,843	3,294
12.27	10.64	9.61	10.21	—	31.43	17.78

$2,116,625	$526,353,388	$1,409,826	$1,892,640	$—	$195,803,962	$58,574

7,109	245,096	4,446	5,702	—	101,534	1,239

$2,109,516	$526,108,292	$1,405,380	$1,886,938	$—	$195,702,428	$57,335

$2,109,516	$526,091,024	$1,405,380	$1,886,938	$—	$195,702,428	$57,335
—	17,268	—	—	—	—	—

$2,109,516	$526,108,292	$1,405,380	$1,886,938	$—	$195,702,428	$57,335

165,653	44,812,493	134,787	189,522	—	11,083,830	2,514

$10.24 to $13.21	$10.50 to $13.06	$10.15 to $10.54	$9.72 to $10.09	$—	$21.28 to $26.96	$18.63 to $23.90

$2,397,378	$553,629,747	$1,408,374	$1,874,437	$—	$169,984,531	$66,128

Investment Divisions
PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

$48,478	$10,760,523	$8,109	$25,315	$3,100,761	$3,209,254	$583

33,396	7,883,156	15,922	21,677	960,507	2,603,383	820

15,082	2,877,367	(7,813)	3,638	2,140,254	605,871	(237)

(47,919)	(5,937,014)	(337)	(6,897)	(21,734,294)	2,912,210	(541)
—	—	—	—	13,555,142	9,691,142	9,624

(47,919)	(5,937,014)	(337)	(6,897)	(8,179,152)	12,603,352	9,083
112,812	9,015,596	61,913	61,335	8,295,505	16,166,457	(4,560)

64,893	3,078,582	61,576	54,438	116,353	28,769,809	4,523

$79,975	$5,955,949	$53,763	$58,076	$2,256,607	$29,375,680	$4,286

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

Assets:
Shares owned in underlying fund	9,522,933	4,823,501
Net asset value per share (NAV)	20.28	10.99

Total Assets (Shares x NAV)	$193,125,087	$53,010,279

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	92,333	42,484

Net Assets	$193,032,754	$52,967,795

Net Assets: Total
Contract Value in accumulation period	$193,019,720	$52,967,795
Contracts in Payout (annuitization) period	13,034	—

Net Assets	$193,032,754	$52,967,795

Total Units Outstanding	7,878,991	5,188,812

Unit Value (Accumulation, Lowest to Highest)	$18.44 to $24.74	$10.41 to $10.81

Cost of Shares in Underlying Fund	$172,008,123	$53,226,456

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

2016 Investment Income
Income:
Reinvested dividends	$844,917	$1,034,357
Expenses:
Mortality expense risk and administrative charges	2,590,861	566,612

Net investment income/(expense)	(1,745,944)	467,745

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,942,255	(39,415)
Reinvested realized gain distributions	11,291,336	19,441

Net realized gain/(loss) on investments	15,233,591	(19,974)
Net change in unrealized appreciation/(depreciation) of investments	12,605,858	198,217

Net realized and unrealized gain/(loss) from investments	27,839,449	178,243

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$26,093,505	$645,988

See notes to financial statements.

B-26

Investment Divisions
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income Class IB

6,522,549	759,912	—	11,608,676	1,004,101	1,989,846	5,439,397
21.13	10.11	—	9.44	4.88	3.61	23.59

$137,821,453	$7,682,714	$—	$109,559,201	$4,908,445	$7,179,164	$128,315,366

72,010	11,988	—	51,597	13,763	10,095	64,746

$137,749,443	$7,670,726	$—	$109,507,604	$4,894,682	$7,169,069	$128,250,620

$137,749,443	$7,670,726	$—	$109,507,604	$4,894,682	$7,169,069	$128,240,058
—	—	—	—	—	—	10,562

$137,749,443	$7,670,726	$—	$109,507,604	$4,894,682	$7,169,069	$128,250,620

5,809,086	777,179	—	9,800,311	478,173	639,274	5,310,015

$15.19 to $24.47	$9.62 to $9.99	$—	$10.83 to $11.21	$9.99 to $10.37	$10.93 to $11.35	$23.39 to $24.22

$118,240,284	$7,754,568	$—	$112,722,394	$4,895,133	$7,104,426	$108,666,504

Investment Divisions
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income Class IB

$1,883,527	$118,975	$255,275	$—	$145,839	$363,367	$2,084,313

1,806,085	88,818	283,302	1,521,144	59,643	77,033	1,713,231

77,442	30,157	(28,027)	(1,521,144)	86,196	286,334	371,082

2,023,765	(25,120)	(8,004,083)	1,020,936	(18,838)	(49,183)	1,507,966
5,664,447	43,087	8,907,354	5,522,363	—	—	1,962,304

7,688,212	17,967	903,271	6,543,299	(18,838)	(49,183)	3,470,270
15,811,302	88,797	499,836	988,855	158,799	531,653	10,148,663

23,499,514	106,764	1,403,107	7,532,154	139,961	482,470	13,618,933

$23,576,956	$136,921	$1,375,080	$6,011,010	$226,157	$768,804	$13,990,015

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

Assets:
Shares owned in underlying fund	157,534	400,167
Net asset value per share (NAV)	10.03	15.75

Total Assets (Shares x NAV)	$1,580,062	$6,302,628

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	4,664	15,716

Net Assets	$1,575,398	$6,286,912

Net Assets: Total
Contract Value in accumulation period	$1,575,398	$6,286,912
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,575,398	$6,286,912

Total Units Outstanding	154,673	463,649

Unit Value (Accumulation, Lowest to Highest)	$9.92 to $10.30	$13.79 to $14.31

Cost of Shares in Underlying Fund	$1,630,596	$5,666,934

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

2016 Investment Income
Income:
Reinvested dividends	$55,119	$35,673
Expenses:
Mortality expense risk and administrative charges	19,737	50,568

Net investment income/(expense)	35,382	(14,895)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(20,337)	(57,989)
Reinvested realized gain distributions	—	304,596

Net realized gain/(loss) on investments	(20,337)	246,607
Net change in unrealized appreciation/(depreciation) of investments	(24,537)	847,180

Net realized and unrealized gain/(loss) from investments	(44,874)	1,093,787

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,492)	$1,078,892

See notes to financial statements.

B-28

Investment Divisions
Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

6,427,323	269,571	177,229	39,351	133,332	7,375,039	447,608
17.84	9.80	11.06	12.96	56.22	8.49	11.82

$114,663,436	$2,641,797	$1,960,147	$509,991	$7,495,907	$62,614,084	$5,290,722

55,771	6,750	5,256	2,560	9,711	43,313	5,189

$114,607,665	$2,635,047	$1,954,891	$507,431	$7,486,196	$62,570,771	$5,285,533

$114,607,665	$2,635,047	$1,954,891	$507,431	$7,486,196	$62,570,771	$5,285,533
—	—	—	—	—	—	—

$114,607,665	$2,635,047	$1,954,891	$507,431	$7,486,196	$62,570,771	$5,285,533

11,074,209	251,997	192,754	50,969	515,979	5,497,110	466,166

$10.23 to $10.36	$10.18 to $10.57	$9.99 to $10.20	$9.67 to $10.04	$14.11 to $14.65	$14.90 to $15.47	$11.06 to $11.48

$103,090,351	$2,557,237	$1,859,335	$533,521	$7,450,891	$56,150,843	$5,285,504

Investment Divisions
Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

$447,759	$49,424	$14,084	$9,005	$41,465	$61,842	$13,237

1,216,305	26,836	20,784	6,113	78,243	646,326	68,438

(768,546)	22,588	(6,700)	2,892	(36,778)	(584,484)	(55,201)

(194,061)	(60,885)	(3,753)	(986)	(9,794)	873,758	(10,736)
1,202,964	—	569	—	441,142	2,389,184	18,315

1,008,903	(60,885)	(3,184)	(986)	431,348	3,262,942	7,579
12,043,582	680,676	140,144	13,960	236,605	6,488,100	136,203

13,052,485	619,791	136,960	12,974	667,953	9,751,042	143,782

$12,283,939	$642,379	$130,260	$15,866	$631,175	$9,166,558	$88,581

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

Assets:
Shares owned in underlying fund	345,810	112,006
Net asset value per share (NAV)	20.58	11.73

Total Assets (Shares x NAV)	$7,116,774	$1,313,831

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,766	3,917

Net Assets	$7,109,008	$1,309,914

Net Assets: Total
Contract Value in accumulation period	$7,109,008	$1,309,914
Contracts in Payout (annuitization) period	—	—

Net Assets	$7,109,008	$1,309,914

Total Units Outstanding	604,174	124,782

Unit Value (Accumulation, Lowest to Highest)	$11.83 to $12.28	$10.23 to $10.60

Cost of Shares in Underlying Fund	$7,034,789	$1,394,529

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

2016 Investment Income
Income:
Reinvested dividends	$—	$12,001
Expenses:
Mortality expense risk and administrative charges	59,740	14,708

Net investment income/(expense)	(59,740)	(2,707)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(54,650)	(7,207)
Reinvested realized gain distributions	202,587	20,374

Net realized gain/(loss) on investments	147,937	13,167
Net change in unrealized appreciation/(depreciation) of investments	257,883	(28,259)

Net realized and unrealized gain/(loss) from investments	405,820	(15,092)

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$346,080	$(17,799)

See notes to financial statements.

B-30

Investment Divisions
Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

5,653,301	216,135	144,197	38,880	90,733	197,487	1,980,904
5.69	10.53	8.47	23.95	15.37	33.38	22.49

$32,167,283	$2,275,897	$1,221,352	$931,185	$1,394,563	$6,592,121	$44,550,538

26,451	7,224	3,877	2,642	4,925	7,884	19,107

$32,140,832	$2,268,673	$1,217,475	$928,543	$1,389,638	$6,584,237	$44,531,431

$32,140,832	$2,268,673	$1,217,475	$928,543	$1,389,638	$6,584,237	$44,521,410
—	—	—	—	—	—	10,021

$32,140,832	$2,268,673	$1,217,475	$928,543	$1,389,638	$6,584,237	$44,531,431

3,225,828	224,033	137,499	91,588	127,675	423,487	4,435,915

$9.90 to $9.97	$9.86 to $10.23	$8.62 to $8.95	$9.87 to $10.25	$10.60 to $11.00	$15.16 to $15.74	$9.93 to $10.04

$32,447,083	$2,332,755	$1,392,500	$921,217	$1,357,044	$7,605,105	$42,528,661

Investment Divisions
Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

$647,260	$16,343	$—	$708	$—	$—	$—

349,585	26,453	13,629	9,452	16,578	80,226	550,263

297,675	(10,110)	(13,629)	(8,744)	(16,578)	(80,226)	(550,263)

(5,903)	(5,932)	(1,113)	848	(6,449)	(1,443)	21,826
—	25,263	—	—	—	49,990	—

(5,903)	19,331	(1,113)	848	(6,449)	48,547	21,826
33,531	16,376	(98,098)	(1,950)	19,237	(652,194)	1,377,976

27,628	35,707	(99,211)	(1,102)	12,788	(603,647)	1,399,802

$325,303	$25,597	$(112,840)	$(9,846)	$(3,790)	$(683,873)	$849,539

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	UIF Emerging Markets Equity Class II	VanEck VIP Global Hard Assets Service Class

Assets:
Shares owned in underlying fund	227,133	70,388
Net asset value per share (NAV)	13.11	23.33

Total Assets (Shares x NAV)	$2,977,708	$1,642,154

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,124	5,070

Net Assets	$2,968,584	$1,637,084

Net Assets: Total
Contract Value in accumulation period	$2,968,584	$1,637,084
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,968,584	$1,637,084

Total Units Outstanding	327,045	194,415

Unit Value (Accumulation, Lowest to Highest)	$8.84 to $9.18	$8.21 to $8.53

Cost of Shares in Underlying Fund	$3,080,489	$1,549,220

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	UIF Emerging Markets Equity Class II	VanEck VIP Global Hard Assets Service Class

2016 Investment Income
Income:
Reinvested dividends	$10,960	$4,658
Expenses:
Mortality expense risk and administrative charges	34,194	18,438

Net investment income/(expense)	(23,234)	(13,780)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(17,808)	(116,770)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(17,808)	(116,770)
Net change in unrealized appreciation/(depreciation) of investments	151,701	542,276

Net realized and unrealized gain/(loss) from investments	133,893	425,506

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$110,659	$411,726

See notes to financial statements.

B-32

Investment Divisions
Virtus Real Estate Securities Series	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP	Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP

185,867	557,674	477,623	383,851	456,493	141,661	463,940
20.31	9.73	10.37	10.70	10.24	9.62	9.63

$3,774,953	$5,426,168	$4,952,952	$4,107,203	$4,674,492	$1,362,774	$4,467,741

10,158	9,286	8,650	7,186	8,098	2,334	7,531

$3,764,795	$5,416,882	$4,944,302	$4,100,017	$4,666,394	$1,360,440	$4,460,210

$3,764,795	$5,416,882	$4,944,302	$4,100,017	$4,666,394	$1,360,440	$4,460,210
—	—	—	—	—	—	—

$3,764,795	$5,416,882	$4,944,302	$4,100,017	$4,666,394	$1,360,440	$4,460,210

283,542	559,350	479,041	384,989	457,855	142,086	465,346

$12.93 to $13.42	$9.68 to $9.68	$10.32 to $10.32	$10.64 to $10.65	$10.19 to $10.19	$9.57 to $9.57	$9.58 to $9.58

$4,480,650	$5,462,657	$4,845,907	$3,961,690	$4,610,682	$1,364,160	$4,475,115

Investment Divisions
Virtus Real Estate Securities Series	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP	Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP

$58,300	$—	$—	$—	$—	$—	$—

33,513	9,286	8,650	7,186	8,098	2,334	7,532

24,787	(9,286)	(8,650)	(7,186)	(8,098)	(2,334)	(7,532)

(9,592)	—	—	—	—	—	—
539,848	—	—	—	—	—	—

530,256	—	—	—	—	—	—
(493,783)	(36,489)	107,045	145,512	63,811	(1,386)	(7,374)

36,473	(36,489)	107,045	145,512	63,811	(1,386)	(7,374)

$61,260	$(45,775)	$98,395	$138,326	$55,713	$(3,720)	$(14,906)

B-33

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (continued)

	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP

Assets:
Shares owned in underlying fund	329,073	584,056
Net asset value per share (NAV)	9.85	10.78

Total Assets (Shares x NAV)	$3,241,370	$6,296,126

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,566	11,007

Net Assets	$3,235,804	$6,285,119

Net Assets: Total
Contract Value in accumulation period	$3,235,804	$6,285,119
Contracts in Payout (annuitization) period	—	—

Net Assets	$3,235,804	$6,285,119

Total Units Outstanding	330,060	585,788

Unit Value (Accumulation, Lowest to Highest)	$9.80 to $9.80	$10.73 to $10.73

Cost of Shares in Underlying Fund	$3,241,924	$6,073,189

STATEMENTS OF OPERATIONS Year Ended December 31, 2016 (continued)

	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP

2016 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	5,566	11,007

Net investment income/(expense)	(5,566)	(11,007)

2016 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	(554)	222,937

Net realized and unrealized gain/(loss) from investments	(554)	222,937

2016 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,120)	$211,930

See notes to financial statements.

B-34

Investment Divisions
Guardian Large Cap Fundamental Growth VIP	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

459,939	380,247	328,251
10.19	10.81	9.99

$4,686,779	$4,110,469	$3,279,224

8,078	7,191	5,646

$4,678,701	$4,103,278	$3,273,578

$4,678,701	$4,103,278	$3,273,578
—	—	—

$4,678,701	$4,103,278	$3,273,578

461,315	381,374	329,233

$10.14 to $10.14	$10.76 to $10.76	$9.94 to $9.94

$4,652,826	$3,954,743	$3,260,913

Investment Divisions
Guardian Large Cap Fundamental Growth VIP	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

$—	$—	$—

8,078	7,192	5,646

(8,078)	(7,192)	(5,646)

—	—	—
—	—	—

—	—	—
33,953	155,727	18,311

33,953	155,727	18,311

$25,875	$148,535	$12,665

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(566,934)	$183,088
Net realized gain/(loss) from sale of investments	10,775,153	4,167,020
Reinvested realized gain distributions	35,315,811	—
Net change in unrealized appreciation/(depreciation) of investments	(58,753,890)	(4,521,224)

Net increase/(decrease) resulting from operations	(13,229,860)	(171,116)

2015 Contract Transactions
Contract purchase payments	2,976,915	607,557
Transfers between investment divisions, net	4,509,436	370,289
Transfers on account of death	(1,536,981)	(126,670)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,745,083)	(5,432,727)
Contract fees	(37,166)	(10,624)
Transfers–rider fees and other	(4,912,126)	(206,323)

Net increase/(decrease) from contract transactions	(13,745,005)	(4,798,498)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(26,974,865)	(4,969,614)
Net Assets at December 31, 2014	401,937,727	57,753,046

Net Assets at December 31, 2015	$374,962,862	$52,783,432

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,124,364)	$293,131
Net realized gain/(loss) from sale of investments	8,416,458	3,879,335
Reinvested realized gain distributions	14,145,416	925,921
Net change in unrealized appreciation/(depreciation) of investments	5,832,232	3,715

Net increase/(decrease) resulting from operations	27,269,742	5,102,102

2016 Contract Transactions
Contract purchase payments	1,456,045	756,152
Transfers between investment divisions, net	6,741,213	614,173
Transfers on account of death	(1,411,048)	(524,705)
Transfers for annuity benefits, surrenders and partial withdrawals	(16,416,963)	(4,387,668)
Contract fees	(37,285)	(10,163)
Transfers–rider fees and other	(5,086,889)	(216,673)

Net increase/(decrease) from contract transactions	(14,754,927)	(3,768,884)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	12,514,815	1,333,218
Net Assets at December 31, 2015	374,962,862	52,783,432

Net Assets at December 31, 2016	$387,477,677	$54,116,650

See notes to financial statements.

B-36

Investment Divisions
Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	RS Money Market VIP Series

$750,856	$(245,395)	$(324,503)	$242,148	$(176,585)	$5,552,642	$(26,388)
(68,380)	(415,005)	2,443,282	1,531,064	(1,057,201)	1,768,612	—
—	—	3,238,408	127,430	—	4,939,148	—
(1,551,124)	(1,974,692)	(5,392,276)	(1,929,650)	(910,940)	(18,025,627)	—

(868,648)	(2,635,092)	(35,089)	(29,008)	(2,144,726)	(5,765,225)	(26,388)

175,177	25,118,109	789,387	348,822	664,458	29,705,133	537,843
261,813	3,789,859	(498,774)	165,711	105,265	4,187,597	(17,509,668)
(21,829)	(1,547,981)	(80,190)	(131,363)	(9,304)	(2,682,576)	(1,731,046)
(1,784,459)	(8,413,219)	(2,393,150)	(5,293,249)	(1,504,188)	(28,156,087)	(1,037,731)
(3,277)	(24,729)	(5,075)	(9,095)	(5,352)	(54,232)	(3,816)
(101,314)	(3,366,323)	(53,718)	(355,280)	(11,875)	(6,138,826)	1,141

(1,473,889)	15,555,716	(2,241,520)	(5,274,454)	(760,996)	(3,138,991)	(19,743,277)

—	—	—	—	—	—	—

(2,342,537)	12,920,624	(2,276,609)	(5,303,462)	(2,905,722)	(8,904,216)	(19,769,665)
16,532,310	249,786,184	20,996,888	50,297,485	15,996,842	514,507,349	19,769,665

$14,189,773	$262,706,808	$18,720,279	$44,994,023	$13,091,120	$505,603,133	$—

$652,007	$(309,796)	$(264,161)	$255,734	$(99,937)	$4,476,869	$—
(338,891)	(1,465,880)	250,140	771,689	(1,063,110)	(2,258,302)	—
—	—	—	—	—	8,526,131	—
1,449,428	3,146,889	(77,063)	(1,035,471)	2,407,618	(979,367)	—

1,762,544	1,371,213	(91,084)	(8,048)	1,244,571	9,765,331	—

91,872	12,090,483	369,315	296,297	335,909	12,003,570	—
(888,856)	(564,810)	(407,210)	1,457,954	(227,839)	(13,354,536)	—
(137,592)	(1,061,863)	—	(572,579)	(70,737)	(3,056,045)	—
(1,260,122)	(9,558,630)	(1,067,843)	(3,670,496)	(968,902)	(24,861,964)	—
(2,900)	(25,747)	(4,266)	(8,135)	(4,827)	(54,554)	—
(101,028)	(3,720,630)	(57,416)	(340,264)	(10,366)	(6,464,277)	—

(2,298,626)	(2,841,197)	(1,167,420)	(2,837,223)	(946,762)	(35,787,806)	—

—	—	—	—	—	—	—

(536,082)	(1,469,984)	(1,258,504)	(2,845,271)	297,809	(26,022,475)	—
14,189,773	262,706,808	18,720,279	44,994,023	13,091,120	505,603,133	—

$13,653,691	$261,236,824	$17,461,775	$42,148,752	$13,388,929	$479,580,658	$—

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Gabelli Capital Asset	Value Line Centurion

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(95,488)	$(14,088)
Net realized gain/(loss) from sale of investments	474,309	40,747
Reinvested realized gain distributions	797,829	—
Net change in unrealized appreciation/(depreciation) of investments	(2,035,907)	(32,101)

Net increase/(decrease) resulting from operations	(859,257)	(5,442)

2015 Contract Transactions
Contract purchase payments	80,086	20,178
Transfers between investment divisions, net	(634,859)	41,779
Transfers on account of death	(7,885)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,176,814)	(27,962)
Contract fees	(3,640)	(250)
Transfers–rider fees and other	(11,552)	(3,489)

Net increase/(decrease) from contract transactions	(1,754,664)	30,256

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,613,921)	24,814
Net Assets at December 31, 2014	9,567,023	1,163,046

Net Assets at December 31, 2015	$6,953,102	$1,187,860

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(67,402)	$(15,994)
Net realized gain/(loss) from sale of investments	577,523	77,666
Reinvested realized gain distributions	502,254	—
Net change in unrealized appreciation/(depreciation) of investments	(216,341)	385

Net increase/(decrease) resulting from operations	796,034	62,057

2016 Contract Transactions
Contract purchase payments	66,240	13,074
Transfers between investment divisions, net	(234,686)	(30,064)
Transfers on account of death	(16,682)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(832,886)	(114,280)
Contract fees	(3,251)	(266)
Transfers–rider fees and other	(8,685)	(2,791)

Net increase/(decrease) from contract transactions	(1,029,950)	(134,327)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(233,916)	(72,270)
Net Assets at December 31, 2015	6,953,102	1,187,860

Net Assets at December 31, 2016	$6,719,186	$1,115,590

See notes to financial statements.

B-38

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$(61,122)	$(3,266)	$(132,509)	$9,990	$13,364	$10,477	$(660,256)
97,157	(133)	1,330,598	110,690	45,019	5,024	424,042
454,030	—	47,476	107,457	—	—	4,677,494
(531,818)	(16,642)	(925,817)	(405,888)	(86,257)	(65,948)	(7,248,205)

(41,753)	(20,041)	319,748	(177,751)	(27,874)	(50,447)	(2,806,925)

42,429	609,124	18,526	14,577	3,250	25,533	3,982,813
25,261	55,334	(274,685)	15,110	48,183	16,255	188,305
(18,160)	—	—	—	(699)	—	(204,501)
(615,445)	(1,390)	(1,678,203)	(171,433)	(117,106)	(979,581)	(1,280,950)
(3,075)	—	(2,424)	(441)	(183)	(1,488)	(5,099)
(15,530)	—	(48,857)	(1,621)	—	(19,423)	(668,901)

(584,520)	663,068	(1,985,643)	(143,808)	(66,555)	(958,704)	2,011,667

—	—	—	—	—	—	—

(626,273)	643,027	(1,665,895)	(321,559)	(94,429)	(1,009,151)	(795,258)
7,736,586	—	9,799,164	1,560,467	668,219	4,371,282	46,822,038

$7,110,313	$643,027	$8,133,269	$1,238,908	$573,790	$3,362,131	$46,026,780

$(63,209)	$(7,398)	$(110,151)	$(18,643)	$(1,049)	$8,579	$(694,114)
125,353	(14,764)	963,943	152,507	23,407	(648)	157,756
664,365	6,295	657,369	364,568	8,136	—	3,106,743
(463,458)	142,488	(1,507,923)	(306,222)	(24,323)	(15,023)	2,733,622

263,051	126,621	3,238	192,210	6,171	(7,092)	5,304,007

63,801	823,880	10,111	6,175	29,048	44,896	219,763
(8,144)	328,584	89,399	(26,839)	(11,069)	(11,821)	(573,875)
(238,810)	—	(43,791)	(847)	(1,389)	(50,629)	(81,073)
(636,078)	(107,345)	(1,128,656)	(450,776)	(152,427)	(371,601)	(1,235,914)
(2,857)	—	(2,237)	(405)	(170)	(1,379)	(5,339)
(14,810)	15	(40,504)	(1,344)	(395)	(18,930)	(744,488)

(836,898)	1,045,134	(1,115,678)	(474,036)	(136,402)	(409,464)	(2,420,926)

—	—	—	—	—	—	—

(573,847)	1,171,755	(1,112,440)	(281,826)	(130,231)	(416,556)	2,883,081
7,110,313	643,027	8,133,269	1,238,908	573,790	3,362,131	46,026,780

$6,536,466	$1,814,782	$7,020,829	$957,082	$443,559	$2,945,575	$48,909,861

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(795,582)	$(131,395)
Net realized gain/(loss) from sale of investments	2,450,994	2,266,860
Reinvested realized gain distributions	16,547,909	—
Net change in unrealized appreciation/(depreciation) of investments	(30,119,030)	(7,512,078)

Net increase/(decrease) resulting from operations	(11,915,709)	(5,376,613)

2015 Contract Transactions
Contract purchase payments	12,897,442	16,587,205
Transfers between investment divisions, net	4,302,701	3,616,692
Transfers on account of death	(677,226)	(471,834)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,175,549)	(2,237,468)
Contract fees	(13,444)	(9,981)
Transfers–rider fees and other	(2,210,430)	(1,774,988)

Net increase/(decrease) from contract transactions	11,123,494	15,709,626

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(792,215)	10,333,013
Net Assets at December 31, 2014	149,449,770	120,698,479

Net Assets at December 31, 2015	$148,657,555	$131,031,492

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,455,533)	$(347,045)
Net realized gain/(loss) from sale of investments	2,890,353	1,047,512
Reinvested realized gain distributions	10,205,614	—
Net change in unrealized appreciation/(depreciation) of investments	812,840	(3,554,840)

Net increase/(decrease) resulting from operations	12,453,274	(2,854,373)

2016 Contract Transactions
Contract purchase payments	555,602	4,669,052
Transfers between investment divisions, net	(1,956,487)	5,781,961
Transfers on account of death	(267,503)	(300,349)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,592,733)	(2,846,994)
Contract fees	(14,522)	(11,390)
Transfers–rider fees and other	(2,469,487)	(2,070,302)

Net increase/(decrease) from contract transactions	(7,745,130)	5,221,978

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,708,144	2,367,605
Net Assets at December 31, 2015	148,657,555	131,031,492

Net Assets at December 31, 2016	$153,365,699	$133,399,097

See notes to financial statements.

B-40

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

$(798,721)	$475,912	$(694,306)	$72,856	$114,647	$(51,456)	$(6,923)
935,761	5,048,230	1,047,929	163,254	(9,638)	207,055	200,337
11,334,718	483,411	5,948,619	1,019,209	353,486	374,663	—
(15,477,713)	(19,198,070)	(11,679,235)	(1,562,665)	(726,027)	(382,580)	(194,193)

(4,005,955)	(13,190,517)	(5,376,993)	(307,346)	(267,532)	147,682	(779)

4,635,876	14,220,560	4,244,222	25,272	4,098,924	34,933	36,710
(822,978)	650,494	946,104	26,860	372,089	43,984	(18,889)
(239,472)	(740,361)	(202,731)	(30,218)	(9,911)	—	—
(1,109,222)	(3,404,777)	(1,078,654)	(1,159,755)	(32,656)	(306,240)	(303,959)
(4,937)	(14,539)	(4,499)	(2,454)	—	(1,431)	(1,197)
(779,558)	(2,417,740)	(662,444)	(17,782)	(4,072)	(4,036)	(4,735)

1,679,709	8,293,637	3,241,998	(1,158,077)	4,424,374	(232,790)	(292,070)

—	—	—	—	—	—	—

(2,326,246)	(4,896,880)	(2,134,995)	(1,465,423)	4,156,842	(85,108)	(292,849)
53,264,736	164,717,733	46,697,335	7,375,324	936,688	3,344,180	2,153,523

$50,938,490	$159,820,853	$44,562,340	$5,909,901	$5,093,530	$3,259,072	$1,860,674

$(787,746)	$(247,044)	$(639,797)	$(37,984)	$(84,062)	$(44,271)	$(459,398)
(249,487)	5,350,109	743,791	99,693	(141,557)	95,091	(8,180,864)
4,006,564	13,233,862	2,641,130	528,102	—	22,941	13,254,690
2,995,905	7,336,608	3,973,544	358,949	896,968	(122,298)	15,564,028

5,965,236	25,673,535	6,718,668	948,760	671,349	(48,537)	20,178,456

225,636	563,298	359,312	19,651	3,138,172	26,704	369,524
3,067,101	3,318,818	1,567,091	(146,005)	351,555	(153,117)	217,427,693
(93,965)	(302,902)	(79,945)	(44,017)	(262,363)	—	(440,846)
(1,266,412)	(3,943,189)	(1,124,166)	(527,976)	(602,738)	(349,056)	(6,248,083)
(5,325)	(15,965)	(4,797)	(2,265)	—	(1,436)	(12,620)
(874,849)	(2,741,869)	(745,527)	(15,145)	56	(3,564)	(2,053,036)

1,052,186	(3,121,809)	(28,032)	(715,757)	2,624,682	(480,469)	209,042,632

—	—	—	—	—	—	—

7,017,422	22,551,726	6,690,636	233,003	3,296,031	(529,006)	229,221,088
50,938,490	159,820,853	44,562,340	5,909,901	5,093,530	3,259,072	1,860,674

$57,955,912	$182,372,579	$51,252,976	$6,142,904	$8,389,561	$2,730,066	$231,081,762

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$314,591	$(31,753)
Net realized gain/(loss) from sale of investments	300,942	354,460
Reinvested realized gain distributions	—	180,174
Net change in unrealized appreciation/(depreciation) of investments	(24,025)	(317,623)

Net increase/(decrease) resulting from operations	591,508	185,258

2015 Contract Transactions
Contract purchase payments	170,766	18,292
Transfers between investment divisions, net	(120,779)	359,479
Transfers on account of death	(169,789)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,484,602)	(466,167)
Contract fees	(3,604)	(577)
Transfers–rider fees and other	(517,434)	(4,968)

Net increase/(decrease) from contract transactions	(2,125,442)	(93,941)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,533,934)	91,317
Net Assets at December 31, 2014	39,907,001	2,014,982

Net Assets at December 31, 2015	$38,373,067	$2,106,299

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(169,350)	$(26,721)
Net realized gain/(loss) from sale of investments	(1,945,944)	184,660
Reinvested realized gain distributions	—	204,999
Net change in unrealized appreciation/(depreciation) of investments	1,085,489	(367,793)

Net increase/(decrease) resulting from operations	(1,029,805)	(4,855)

2016 Contract Transactions
Contract purchase payments	50,953	5,929
Transfers between investment divisions, net	(36,846,918)	(216,330)
Transfers on account of death	(28,500)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(321,879)	(182,393)
Contract fees	(1,407)	(558)
Transfers–rider fees and other	(195,511)	(5,753)

Net increase/(decrease) from contract transactions	(37,343,262)	(399,105)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(38,373,067)	(403,960)
Net Assets at December 31, 2015	38,373,067	2,106,299

Net Assets at December 31, 2016	$—	$1,702,339

See notes to financial statements.

B-42

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

$(17,975)	$(10,985)	$3,849	$(7,855)	$(2,715,866)	$(22,662)	$(1,847,698)
49,977	(157,756)	155,242	1,177	2,823,738	(20,375)	9,324,931
—	356,125	—	26,824	14,693,288	285,571	15,675,552
(13,457)	(235,266)	(264,020)	(94,293)	(5,318,537)	(360,337)	(26,747,468)

18,545	(47,882)	(104,929)	(74,147)	9,482,623	(117,803)	(3,594,683)

15,444	43,530	6,202	1,859,242	11,160,075	459,816	8,775,733
107,931	(19,543)	(32,207)	67,507	(13,049,709)	294,247	(8,257,713)
—	—	(9,878)	—	(746,022)	(65,757)	(1,182,049)
(178,091)	(465,396)	(212,923)	(17,663)	(2,706,898)	(385,620)	(7,508,914)
(475)	(1,650)	(428)	(95)	(13,480)	(1,367)	(25,293)
(3,050)	(7,653)	(3,518)	—	(2,597,074)	1,569	(4,402,119)

(58,241)	(450,712)	(252,752)	1,908,991	(7,953,108)	302,888	(12,600,355)

—	—	—	—	—	—	—

(39,696)	(498,594)	(357,681)	1,834,844	1,529,515	185,085	(16,195,038)
1,160,273	4,680,513	1,413,753	631,371	179,564,489	4,483,472	320,777,884

$1,120,577	$4,181,919	$1,056,072	$2,466,215	$181,094,004	$4,668,557	$304,582,846

$(15,425)	$(7,905)	$(1,160)	$(21,661)	$(2,604,558)	$(15,137)	$(1,427,044)
52,539	(126,786)	73,285	(13,650)	797,238	(57,310)	6,921,880
—	183,832	—	694	4,993,860	—	23,006,061
(63,526)	188,399	23,863	99,409	(4,593,201)	174,115	(1,106,145)

(26,412)	237,540	95,988	64,792	(1,406,661)	101,668	27,394,752

17,930	39,562	7,687	618,227	752,465	317,027	1,177,114
(435)	(107,224)	(29,251)	185,209	6,326,319	98,759	7,722,680
—	—	—	(143,518)	(543,192)	(185,131)	(903,248)
(159,745)	(631,065)	(69,535)	(37,588)	(3,852,836)	(350,351)	(9,060,088)
(462)	(1,633)	(350)	(158)	(14,464)	(1,388)	(26,310)
(2,866)	(8,043)	(4,094)	(7,097)	(2,840,955)	(5)	(4,678,550)

(145,578)	(708,403)	(95,543)	615,075	(172,663)	(121,089)	(5,768,402)

—	—	—	—	—	—	—

(171,990)	(470,863)	445	679,867	(1,579,324)	(19,421)	21,626,350
1,120,577	4,181,919	1,056,072	2,466,215	181,094,004	4,668,557	304,582,846

$948,587	$3,711,056	$1,056,517	$3,146,082	$179,514,680	$4,649,136	$326,209,196

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,638)	$2,857
Net realized gain/(loss) from sale of investments	21,278	25,525
Reinvested realized gain distributions	90,754	138,254
Net change in unrealized appreciation/(depreciation) of investments	(149,526)	(180,628)

Net increase/(decrease) resulting from operations	(47,132)	(13,992)

2015 Contract Transactions
Contract purchase payments	35,927	8,131
Transfers between investment divisions, net	(9,406)	263,661
Transfers on account of death	(865)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(84,502)	(44,934)
Contract fees	(333)	(490)
Transfers–rider fees and other	(23)	(56)

Net increase/(decrease) from contract transactions	(59,202)	226,312

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(106,334)	212,320
Net Assets at December 31, 2014	1,348,304	1,163,472

Net Assets at December 31, 2015	$1,241,970	$1,375,792

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,703)	$3,126
Net realized gain/(loss) from sale of investments	28,264	43,265
Reinvested realized gain distributions	80,732	14,086
Net change in unrealized appreciation/(depreciation) of investments	35,855	(24,014)

Net increase/(decrease) resulting from operations	137,148	36,463

2016 Contract Transactions
Contract purchase payments	56,601	25,229
Transfers between investment divisions, net	92,646	(175)
Transfers on account of death	—	(1,453)
Transfers for annuity benefits, surrenders and partial withdrawals	(262,937)	(195,820)
Contract fees	(292)	(489)
Transfers–rider fees and other	(53)	(380)

Net increase/(decrease) from contract transactions	(114,035)	(173,088)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	23,113	(136,625)
Net Assets at December 31, 2015	1,241,970	1,375,792

Net Assets at December 31, 2016	$1,265,083	$1,239,167

See notes to financial statements.

B-44

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

$(895,208)	$(5,224)	$(2,826)	$(14,823)	$(941,371)	$(14,652)	$(9)
673,255	30,005	22,915	145,310	4,205,309	140,291	564,220
6,782,980	16,074	34,572	69,460	10,354,380	282,405	—
(14,466,909)	(39,608)	(55,216)	(155,325)	(8,237,239)	(396,916)	(569,768)

(7,905,882)	1,247	(555)	44,622	5,381,079	11,128	(5,557)

11,456,707	3,808	1,697	1,730	465,515	40,609	56,635
50,725	70,546	(22,514)	(1,107,228)	(9,029,912)	64,780	104,099
(452,118)	(682)	(1,274)	—	(233,717)	(1,718)	(6,979)
(2,621,454)	(15,186)	(30,850)	(43,966)	(1,709,548)	(190,970)	(482,690)
(8,345)	(186)	(100)	(129)	(5,537)	(846)	(1,529)
(1,350,701)	10	(5)	—	(890,017)	(2,345)	(4,066)

7,074,814	58,310	(53,046)	(1,149,593)	(11,403,216)	(90,490)	(334,530)

—	—	—	—	—	—	—

(831,068)	59,557	(53,601)	(1,104,971)	(6,022,137)	(79,362)	(340,087)
99,369,438	330,397	212,224	1,656,684	67,715,279	2,409,349	3,369,784

$98,538,370	$389,954	$158,623	$551,713	$61,693,142	$2,329,987	$3,029,697

$(1,195,638)	$(5,526)	$(1,895)	$(7,552)	$(277,848)	$(12,085)	$4,577
334,544	(15,904)	(36,642)	(7,364)	10,058,833	113,135	192,523
10,887,189	75,144	33,963	206,991	—	152,956	—
22,284,435	(14,730)	944	(174,020)	(10,585,483)	(15,237)	41,169

32,310,530	38,984	(3,630)	18,055	(804,498)	238,769	238,269

4,812,296	25,423	1,408	2,184	75,367	27,413	36,851
(1,393,599)	(83,200)	(70,288)	(25,685)	(60,053,150)	(66,893)	(24,017)
(361,100)	—	—	—	(57,060)	(368)	(1,291)
(3,279,322)	(25,341)	(8,446)	(25,792)	(506,951)	(329,672)	(285,147)
(9,600)	(176)	(91)	(83)	(2,144)	(839)	(1,552)
(1,597,911)	(116)	1	(497)	(344,706)	(2,326)	(5,562)

(1,829,236)	(83,410)	(77,416)	(49,873)	(60,888,644)	(372,685)	(280,718)

—	—	—	—	—	—	—

30,481,294	(44,426)	(81,046)	(31,818)	(61,693,142)	(133,916)	(42,449)
98,538,370	389,954	158,623	551,713	61,693,142	2,329,987	3,029,697

$129,019,664	$345,528	$77,577	$519,895	$—	$2,196,071	$2,987,248

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(379,444)	$5,438,049
Net realized gain/(loss) from sale of investments	3,143,088	1,289,843
Reinvested realized gain distributions	7,397,531	—
Net change in unrealized appreciation/(depreciation) of investments	(9,937,922)	(3,014,167)

Net increase/(decrease) resulting from operations	223,253	3,713,725

2015 Contract Transactions
Contract purchase payments	209,970	1,663,733
Transfers between investment divisions, net	(1,781,043)	(11,272,676)
Transfers on account of death	(101,928)	(917,397)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,818,258)	(6,090,098)
Contract fees	(8,290)	(17,849)
Transfers–rider fees and other	(386,071)	(3,242,896)

Net increase/(decrease) from contract transactions	(7,885,620)	(19,877,183)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,662,367)	(16,163,458)
Net Assets at December 31, 2014	54,396,398	234,142,726

Net Assets at December 31, 2015	$46,734,031	$217,979,268

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(130,348)	$3,025,881
Net realized gain/(loss) from sale of investments	2,264,910	(5,869,033)
Reinvested realized gain distributions	6,576,662	16,605,714
Net change in unrealized appreciation/(depreciation) of investments	(4,126,553)	(8,972,773)

Net increase/(decrease) resulting from operations	4,584,671	4,789,789

2016 Contract Transactions
Contract purchase payments	220,451	598,399
Transfers between investment divisions, net	(785,069)	10,824,754
Transfers on account of death	(616,071)	(600,308)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,086,982)	(7,269,334)
Contract fees	(7,770)	(17,903)
Transfers–rider fees and other	(369,273)	(3,329,742)

Net increase/(decrease) from contract transactions	(5,644,714)	205,866

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,060,043)	4,995,655
Net Assets at December 31, 2015	46,734,031	217,979,268

Net Assets at December 31, 2016	$45,673,988	$222,974,923

See notes to financial statements.

B-46

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

$(3,112)	$(12,241)	$(3,473,700)	$299,321	$(36,158)	$626,283	$(3,015,164)
14,911	435,806	16,941,561	1,205,049	305,521	1,022,301	6,329,758
—	142,454	47,632,182	2,040,494	70,961	63,020	30,788,122
(42,378)	(603,857)	(66,169,721)	(4,734,549)	(224,774)	(3,379,711)	(40,966,828)

(30,579)	(37,838)	(5,069,678)	(1,189,685)	115,550	(1,668,107)	(6,864,112)

8,750	46,362	38,173,684	90,621	28,955	313,409	1,644,219
8,554	66,319	(6,175,821)	494,659	(7,262)	557,458	(4,638,491)
(1,379)	(26,065)	(1,869,291)	(67,483)	—	(254,318)	(796,504)
(42,841)	(1,039,180)	(27,915,795)	(2,141,053)	(189,729)	(9,353,730)	(12,444,986)
(63)	(1,912)	(57,603)	(4,553)	(1,063)	(9,948)	(28,059)
10	(5,266)	(6,167,366)	(141,638)	(3,939)	(615,210)	(2,855,206)

(26,969)	(959,742)	(4,012,192)	(1,769,447)	(173,038)	(9,362,339)	(19,119,027)

—	—	—	—	—	—	—

(57,548)	(997,580)	(9,081,870)	(2,959,132)	(57,488)	(11,030,446)	(25,983,139)
273,154	4,872,006	527,610,206	22,518,796	2,504,026	80,304,139	257,349,116

$215,606	$3,874,426	$518,528,336	$19,559,664	$2,446,538	$69,273,693	$231,365,977

$(732)	$(14,599)	$(4,394,455)	$89,430	$(32,927)	$442,249	$(2,688,497)
21,804	100,457	16,984,053	1,780,687	240,358	178,129	3,789,212
—	95,666	41,130,935	1,286,304	225,640	32,948	14,341,430
(5,375)	11,662	(19,828,090)	(319,665)	(467,831)	1,342,759	9,191,656

15,697	193,186	33,892,443	2,836,756	(34,760)	1,996,085	24,633,801

—	33,871	12,306,679	66,169	26,886	209,895	822,421
(228,017)	21,078	9,940,391	(814,346)	(158,931)	(596,727)	3,072,564
—	(115,799)	(2,329,181)	(352,538)	(1,119)	(793,569)	(697,207)
(3,246)	(301,825)	(22,267,016)	(2,280,570)	(207,513)	(6,375,210)	(11,751,150)
(40)	(1,664)	(58,576)	(4,105)	(917)	(9,245)	(27,018)
—	(4,116)	(6,824,659)	(143,918)	(5,095)	(564,966)	(2,942,713)

(231,303)	(368,455)	(9,232,362)	(3,529,308)	(346,689)	(8,129,822)	(11,523,103)

—	—	—	—	—	—	—

(215,606)	(175,269)	24,660,081	(692,552)	(381,449)	(6,133,737)	13,110,698
215,606	3,874,426	518,528,336	19,559,664	2,446,538	69,273,693	231,365,977

$—	$3,699,157	$543,188,417	$18,867,112	$2,065,089	$63,139,956	$244,476,675

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,183)	$(245,957)
Net realized gain/(loss) from sale of investments	18,021	—
Reinvested realized gain distributions	297	—
Net change in unrealized appreciation/(depreciation) of investments	(10,456)	—

Net increase/(decrease) resulting from operations	6,679	(245,957)

2015 Contract Transactions
Contract purchase payments	9,676	7,594,004
Transfers between investment divisions, net	(35,023)	13,717,776
Transfers on account of death	(1,443)	(592,276)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,027)	(1,966,233)
Contract fees	(171)	(5,269)
Transfers–rider fees and other	—	8,576

Net increase/(decrease) from contract transactions	(40,988)	18,756,578

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(7,543)

Total Increase/(Decrease) in Net Assets	(34,309)	18,503,078
Net Assets at December 31, 2014	317,094	—

Net Assets at December 31, 2015	$282,785	$18,503,078

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(481)	$(295,716)
Net realized gain/(loss) from sale of investments	7,378	—
Reinvested realized gain distributions	409	—
Net change in unrealized appreciation/(depreciation) of investments	(24,877)	—

Net increase/(decrease) resulting from operations	(17,571)	(295,716)

2016 Contract Transactions
Contract purchase payments	2,648	4,642,394
Transfers between investment divisions, net	22,685	2,008,744
Transfers on account of death	—	(167,139)
Transfers for annuity benefits, surrenders and partial withdrawals	(39,965)	(3,349,223)
Contract fees	(140)	(8,321)
Transfers–rider fees and other	(1)	10,499

Net increase/(decrease) from contract transactions	(14,773)	3,136,954

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(290,751)

Total Increase/(Decrease) in Net Assets	(32,344)	2,550,487
Net Assets at December 31, 2015	282,785	18,503,078

Net Assets at December 31, 2016	$250,441	$21,053,565

See notes to financial statements.

B-48

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

$(86,766)	$584,002	$61,555	$1,528,327	$170,332	$49,973	$2,947,931
56,255	(145,595)	106,043	1,143,708	38,190	48,740	(747,144)
1,036,093	47,472	—	3,144,079	—	224,891	—
(913,488)	(1,030,979)	(569,581)	(15,781,441)	(687,302)	(534,899)	(4,977,684)

92,094	(545,100)	(401,983)	(9,965,327)	(478,780)	(211,295)	(2,776,897)

8,315,135	552,365	69,887	39,538,907	154,203	17,941	28,194,688
784,939	(244,669)	(28,176)	8,979,132	(4,256)	36,741	4,004,282
(441,044)	(42,482)	(8,728)	(342,233)	(38,848)	(1,540)	(1,699,429)
(54,642)	(357,133)	(1,103,859)	(1,407,068)	(290,010)	(99,771)	(7,905,579)
—	(1,277)	(1,940)	(6,778)	(1,066)	(368)	(24,099)
38,805	1,280	(13,775)	(1,256,338)	1,176	—	(3,726,985)

8,643,193	(91,916)	(1,086,591)	45,505,622	(178,801)	(46,997)	18,842,878

—	—	—	—	—	—	—

8,735,287	(637,016)	(1,488,574)	35,540,295	(657,581)	(258,292)	16,065,981
2,757,502	9,537,905	5,886,370	84,907,303	5,789,954	3,304,555	269,857,838

$11,492,789	$8,900,889	$4,397,796	$120,447,598	$5,132,373	$3,046,263	$285,923,819

$(183,278)	$(135,408)	$20,805	$988,566	$170,871	$12,827	$3,019,301
(37,260)	(277,832)	210,604	(484,178)	(22,698)	110,447	(2,422,699)
224,890	7,317	159,621	3,000,302	—	258,104	—
122,549	498,718	(102,055)	6,455,698	435,345	35,334	(2,877,135)

126,901	92,795	288,975	9,960,388	583,518	416,712	(2,280,533)

6,007,166	365,331	63,314	14,269,300	63,942	22,809	14,617,076
752,578	(261,092)	(47,489)	42,430,548	56,872	(20,919)	(2,741,864)
(545,528)	(108,040)	—	(472,813)	(40,560)	(29,323)	(1,197,378)
(385,348)	(651,483)	(806,528)	(2,886,221)	(620,233)	(410,030)	(9,679,198)
—	(1,230)	(1,640)	(12,118)	(952)	(354)	(25,915)
78,276	(544)	(11,826)	(2,244,644)	(1,731)	(1,662)	(4,120,309)

5,907,144	(657,058)	(804,169)	51,084,052	(542,662)	(439,479)	(3,147,588)

—	—	—	—	—	—	—

6,034,045	(564,263)	(515,194)	61,044,440	40,856	(22,767)	(5,428,121)
11,492,789	8,900,889	4,397,796	120,447,598	5,132,373	3,046,263	285,923,819

$17,526,834	$8,336,626	$3,882,602	$181,492,038	$5,173,229	$3,023,496	$280,495,698

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(14,740)	$(812,629)
Net realized gain/(loss) from sale of investments	1,524,912	4,189,630
Reinvested realized gain distributions	1,884,446	14,529,179
Net change in unrealized appreciation/(depreciation) of investments	(4,251,439)	(26,767,242)

Net increase/(decrease) resulting from operations	(856,821)	(8,861,062)

2015 Contract Transactions
Contract purchase payments	57,922	565,734
Transfers between investment divisions, net	294,904	4,521,854
Transfers on account of death	(102,609)	(326,600)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,089,685)	(5,798,183)
Contract fees	(3,421)	(10,290)
Transfers–rider fees and other	(97,945)	(1,137,964)

Net increase/(decrease) from contract transactions	(3,940,834)	(2,185,449)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,797,655)	(11,046,511)
Net Assets at December 31, 2014	19,969,300	103,003,224

Net Assets at December 31, 2015	$15,171,645	$91,956,713

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(22,487)	$(623,952)
Net realized gain/(loss) from sale of investments	1,684,945	4,422,305
Reinvested realized gain distributions	1,790,500	14,260,259
Net change in unrealized appreciation/(depreciation) of investments	(1,449,402)	6,249,999

Net increase/(decrease) resulting from operations	2,003,556	24,308,611

2016 Contract Transactions
Contract purchase payments	77,458	271,111
Transfers between investment divisions, net	(665,393)	(7,775,861)
Transfers on account of death	(93,123)	(307,695)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,569,951)	(6,223,269)
Contract fees	(3,029)	(10,217)
Transfers–rider fees and other	(74,877)	(1,191,870)

Net increase/(decrease) from contract transactions	(3,328,915)	(15,237,801)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,325,359)	9,070,810
Net Assets at December 31, 2015	15,171,645	91,956,713

Net Assets at December 31, 2016	$13,846,286	$101,027,523

See notes to financial statements.

B-50

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

$113,362	$1,753,584	$(1,609)	$(39,972)	$(6,313)	$(448,473)	$18,171
6,819	142,090	23,264	320,613	71,915	(643,116)	(11,340)
148,884	—	42,762	140,515	76,152	1,028,176	—
(430,482)	(3,944,531)	(70,371)	(252,741)	(150,521)	(1,370,379)	(21,943)

(161,417)	(2,048,857)	(5,954)	168,415	(8,767)	(1,433,792)	(15,112)

9,324,185	17,003,384	—	21,074	2,678	10,394,799	2,382
1,409,889	2,307,596	(8,397)	858,111	(6,816)	25,843	(21,799)
(130,428)	(487,655)	—	—	—	(51,184)	(5,336)
(107,978)	(2,339,799)	(41,486)	(355,124)	(180,650)	(801,342)	(139,657)
—	(7,650)	(119)	(923)	(403)	(2,408)	(308)
3,614	(1,268,573)	(875)	(221)	(2,315)	(344,567)	(387)

10,499,282	15,207,303	(50,877)	522,917	(187,506)	9,221,141	(165,105)

—	—	—	—	—	—	—

10,337,865	13,158,446	(56,831)	691,332	(196,273)	7,787,349	(180,217)
3,640,029	87,945,613	345,685	2,501,637	827,790	25,783,713	613,517

$13,977,894	$101,104,059	$288,854	$3,192,969	$631,517	$33,571,062	$433,300

$207,352	$1,984,035	$(2,940)	$(37,947)	$(5,304)	$(564,936)	$5,903
(40,899)	(71,671)	8,142	251,031	91,642	(2,822,195)	(10,122)
1,382,212	—	24,203	143,888	53,984	1,807,929	—
549,729	384,920	(2,532)	(353,283)	(107,605)	5,189,744	31,473

2,098,394	2,297,284	26,873	3,689	32,717	3,610,542	27,254

8,629,423	13,020,047	173	20,456	4,684	4,324,109	26,188
1,011,156	(2,840,015)	(2,380)	(847,771)	(99,452)	1,273,709	1,936
(285,725)	(434,106)	—	(97,929)	—	(102,069)	(1,743)
(668,249)	(2,727,737)	(12,407)	(144,841)	(207,988)	(572,882)	(50,912)
—	(9,036)	(119)	(940)	(394)	(3,289)	(279)
40,925	(1,524,775)	(79)	(5,063)	(2,119)	(510,940)	(441)

8,727,530	5,484,378	(14,812)	(1,076,088)	(305,269)	4,408,638	(25,251)

—	—	—	—	—	—	—

10,825,924	7,781,662	12,061	(1,072,399)	(272,552)	8,019,180	2,003
13,977,894	101,104,059	288,854	3,192,969	631,517	33,571,062	433,300

$24,803,818	$108,885,721	$300,915	$2,120,570	$358,965	$41,590,242	$435,303

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$95,719	$2,448,816
Net realized gain/(loss) from sale of investments	412,961	1,495,484
Reinvested realized gain distributions	454,799	6,578,731
Net change in unrealized appreciation/(depreciation) of investments	(1,192,596)	(26,054,035)

Net increase/(decrease) resulting from operations	(229,117)	(15,531,004)

2015 Contract Transactions
Contract purchase payments	64,028	3,720,610
Transfers between investment divisions, net	(219,587)	13,446,735
Transfers on account of death	(15,123)	(274,156)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,342,086)	(2,130,804)
Contract fees	(4,984)	(7,811)
Transfers–rider fees and other	(26,192)	(1,188,278)

Net increase/(decrease) from contract transactions	(2,543,944)	13,566,296

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,773,061)	(1,964,708)
Net Assets at December 31, 2014	14,112,508	88,416,966

Net Assets at December 31, 2015	$11,339,447	$86,452,258

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$117,885	$1,864,856
Net realized gain/(loss) from sale of investments	366,683	399,395
Reinvested realized gain distributions	349,094	1,994,672
Net change in unrealized appreciation/(depreciation) of investments	(90,579)	3,711,749

Net increase/(decrease) resulting from operations	743,083	7,970,672

2016 Contract Transactions
Contract purchase payments	68,111	445,100
Transfers between investment divisions, net	(15,211)	(2,555,940)
Transfers on account of death	(90,191)	(259,321)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,846,995)	(2,703,715)
Contract fees	(4,516)	(8,058)
Transfers–rider fees and other	(24,676)	(1,259,023)

Net increase/(decrease) from contract transactions	(1,913,478)	(6,340,957)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,170,395)	1,629,715
Net Assets at December 31, 2015	11,339,447	86,452,258

Net Assets at December 31, 2016	$10,169,052	$88,081,973

See notes to financial statements.

B-52

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small Cap/VA Service Class

$5,547	$(395,690)	$24,452	$63,619	$(1,362,088)	$(19,628)	$(1,760,399)
32,969	1,436,171	3,465	(29,716)	4,481,156	28,517	4,667,065
70,037	836,579	36,354	1,155,422	16,961,963	234,704	32,028,784
(138,095)	458,071	(33,443)	(1,447,521)	(18,246,976)	(238,055)	(52,034,052)

(29,542)	2,335,131	30,828	(258,196)	1,834,055	5,538	(17,098,602)

6,625	3,204,233	3,469,963	26,649,613	321,740	1,805,991	26,021,219
32,310	(3,123,827)	424,168	780,664	(4,769,571)	318,695	2,853,729
—	(51,336)	(55,563)	—	(395,328)	(31,704)	(771,329)
(50,435)	(376,682)	(32,661)	(126,363)	(3,681,996)	(151,046)	(5,136,690)
(225)	(2,141)	—	(3)	(8,855)	(364)	(17,331)
—	(342,179)	2,848	1,747	(1,237,825)	760	(2,876,483)

(11,725)	(691,932)	3,808,755	27,305,658	(9,771,835)	1,942,332	20,073,115

—	—	—	—	—	—	—

(41,267)	1,643,199	3,839,583	27,047,462	(7,937,780)	1,947,870	2,974,513
1,202,273	24,238,887	1,231,551	—	96,823,830	2,667,046	214,458,768

$1,161,006	$25,882,086	$5,071,134	$27,047,462	$88,886,050	$4,614,916	$217,433,281

$3,948	$(395,230)	$(7,130)	$(30,995)	$(1,153,286)	$(28,590)	$(2,811,132)
77,597	1,626,591	(1,002)	(182,981)	2,742,572	(11,803)	3,815,509
98,025	711,751	157,709	4,255,939	9,325,154	121,603	8,970,933
(56,711)	52,735	(22,053)	(1,023,630)	(13,498,948)	(280,516)	28,662,840

122,859	1,995,847	127,524	3,018,333	(2,584,508)	(199,306)	38,638,150

11,646	219,551	1,725,238	14,385,962	243,444	1,448,022	13,791,004
84,610	(1,410,710)	329,464	1,220,074	6,168,176	52,330	5,667,313
—	(77,695)	(118,321)	(83,673)	(278,678)	(42,412)	(689,259)
(205,694)	(404,449)	(75,936)	(298,882)	(3,839,708)	(366,910)	(6,142,883)
(262)	(2,460)	—	(2,047)	(8,786)	(347)	(19,609)
—	(397,235)	6,594	(400,639)	(1,234,532)	5,749	(3,387,305)

(109,700)	(2,072,998)	1,867,039	14,820,795	1,049,916	1,096,432	9,219,261

—	—	—	—	—	—	—

13,159	(77,151)	1,994,563	17,839,128	(1,534,592)	897,126	47,857,411
1,161,006	25,882,086	5,071,134	27,047,462	88,886,050	4,614,916	217,433,281

$1,174,165	$25,804,935	$7,065,697	$44,886,590	$87,351,458	$5,512,042	$265,290,692

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$12,906,130	$45,168
Net realized gain/(loss) from sale of investments	(106,497)	6,702
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(25,948,488)	(85,370)

Net increase/(decrease) resulting from operations	(13,148,855)	(33,500)

2015 Contract Transactions
Contract purchase payments	26,101,429	106,629
Transfers between investment divisions, net	11,947,556	(134,884)
Transfers on account of death	(2,029,416)	(2,724)
Transfers for annuity benefits, surrenders and partial withdrawals	(10,017,644)	(313,576)
Contract fees	(28,082)	(525)
Transfers–rider fees and other	(4,313,166)	—

Net increase/(decrease) from contract transactions	21,660,677	(345,080)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,511,822	(378,580)
Net Assets at December 31, 2014	314,696,385	2,848,484

Net Assets at December 31, 2015	$323,208,207	$2,469,904

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$10,278,581	$(3,879)
Net realized gain/(loss) from sale of investments	(3,363,541)	(1,363)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	7,784,837	(596)

Net increase/(decrease) resulting from operations	14,699,877	(5,838)

2016 Contract Transactions
Contract purchase payments	17,147,190	13,968
Transfers between investment divisions, net	(8,621,204)	(64,954)
Transfers on account of death	(1,336,149)	(1,057)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,926,234)	(119,792)
Contract fees	(29,946)	(433)
Transfers–rider fees and other	(4,736,098)	—

Net increase/(decrease) from contract transactions	(9,502,441)	(172,268)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	5,197,436	(178,106)
Net Assets at December 31, 2015	323,208,207	2,469,904

Net Assets at December 31, 2016	$328,405,643	$2,291,798

See notes to financial statements.

B-54

Investment Divisions
PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II

$56,286	$19,966,646	$4,883	$20,288	$(1,542,914)	$606,340	$(715)
(55,161)	(1,143,995)	266	(1,774)	2,713,260	1,671,966	(18,888)
—	6,117,061	—	266	36,358,778	4,712,581	28,909
(104,890)	(31,582,417)	(51,386)	(42,652)	(53,293,803)	(8,694,371)	(10,550)

(103,765)	(6,642,705)	(46,237)	(23,872)	(15,764,679)	(1,703,484)	(1,244)

32,495	31,954,946	573,232	714,097	1,548,523	49,234,127	19,500
(186,881)	3,396,075	139,682	(20,099)	4,468,564	(1,810,115)	—
(706)	(3,134,700)	—	(69,152)	(964,625)	(450,639)	—
(244,659)	(14,930,384)	(1,709)	(1,789)	(6,371,473)	(2,007,269)	(71,978)
(670)	(52,515)	—	—	(17,876)	(9,311)	(27)
(386)	(7,913,073)	(299)	8,955	(3,086,649)	(1,634,488)	—

(400,807)	9,320,349	710,906	632,012	(4,423,536)	43,322,305	(52,505)

—	—	—	—	—	—	—

(504,572)	2,677,644	664,669	608,140	(20,188,215)	41,618,821	(53,749)
2,732,397	563,647,866	323,986	422,533	233,929,161	116,331,774	108,937

$2,227,825	$566,325,510	$988,655	$1,030,673	$213,740,946	$157,950,595	$55,188

$15,082	$2,877,367	$(7,813)	$3,638	$2,140,254	$605,871	$(237)
(47,919)	(5,937,014)	(337)	(6,897)	(21,734,294)	2,912,210	(541)
—	—	—	—	13,555,142	9,691,142	9,624
112,812	9,015,596	61,913	61,335	8,295,505	16,166,457	(4,560)

79,975	5,955,949	53,763	58,076	2,256,607	29,375,680	4,286

10,281	2,279,077	215,675	714,080	219,140	19,425,340	—
14,491	(20,677,167)	163,045	138,286	(212,889,177)	(5,639,014)	—
(1,081)	(1,863,882)	—	(2,083)	(183,639)	(544,141)	—
(221,380)	(17,503,314)	(15,757)	(52,819)	(1,965,741)	(2,414,509)	(2,116)
(564)	(53,935)	—	—	(6,771)	(13,435)	(23)
(31)	(8,353,946)	(1)	725	(1,171,365)	(2,438,088)	—

(198,284)	(46,173,167)	362,962	798,189	(215,997,553)	8,376,153	(2,139)

—	—	—	—	—	—	—

(118,309)	(40,217,218)	416,725	856,265	(213,740,946)	37,751,833	2,147
2,227,825	566,325,510	988,655	1,030,673	213,740,946	157,950,595	55,188

$2,109,516	$526,108,292	$1,405,380	$1,886,938	$—	$195,702,428	$57,335

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,633,264)	$109,277
Net realized gain/(loss) from sale of investments	3,863,063	(3,674)
Reinvested realized gain distributions	21,703,829	45,688
Net change in unrealized appreciation/(depreciation) of investments	(38,771,111)	(409,983)

Net increase/(decrease) resulting from operations	(14,837,483)	(258,692)

2015 Contract Transactions
Contract purchase payments	1,292,768	22,912,698
Transfers between investment divisions, net	2,122,588	2,976,250
Transfers on account of death	(798,484)	(280,424)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,205,799)	(326,181)
Contract fees	(15,101)	(1)
Transfers–rider fees and other	(2,614,039)	7,406

Net increase/(decrease) from contract transactions	(5,218,067)	25,289,748

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(20,055,550)	25,031,056
Net Assets at December 31, 2014	196,386,650	2,076,616

Net Assets at December 31, 2015	$176,331,100	$27,107,672

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,745,944)	$467,745
Net realized gain/(loss) from sale of investments	3,942,255	(39,415)
Reinvested realized gain distributions	11,291,336	19,441
Net change in unrealized appreciation/(depreciation) of investments	12,605,858	198,217

Net increase/(decrease) resulting from operations	26,093,505	645,988

2016 Contract Transactions
Contract purchase payments	472,176	24,716,101
Transfers between investment divisions, net	(136,699)	1,483,277
Transfers on account of death	(548,307)	(244,928)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,434,584)	(494,327)
Contract fees	(15,431)	(1,366)
Transfers–rider fees and other	(2,729,006)	(244,622)

Net increase/(decrease) from contract transactions	(9,391,851)	25,214,135

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	16,701,654	25,860,123
Net Assets at December 31, 2015	176,331,100	27,107,672

Net Assets at December 31, 2016	$193,032,754	$52,967,795

See notes to financial statements.

B-56

Investment Divisions
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income Class IB

$8,642	$8,420	$(5,513)	$(1,198,118)	$20,357	$95,656	$(46,191)
1,229,481	(12,865)	367,604	485,296	(5,869)	(18,870)	260,846
3,529,840	—	2,823,981	6,009,138	—	22,838	—
(7,709,292)	(122,012)	(5,833,224)	(12,002,752)	(120,116)	(413,375)	(4,811,310)

(2,941,329)	(126,457)	(2,647,152)	(6,706,436)	(105,628)	(313,751)	(4,596,655)

36,187,697	2,559,592	7,448,890	28,751,112	2,090,172	2,178,477	33,209,068
(983,016)	413,792	688,877	3,350,484	527,529	392,554	1,439,540
(475,185)	(307,301)	(234,743)	(229,114)	(49,694)	(265,073)	(291,306)
(1,345,045)	(57,627)	(861,808)	(1,100,027)	(55,580)	(86,286)	(1,272,243)
(5,860)	—	(4,587)	(5,387)	—	—	(6,083)
(991,996)	16,148	(813,881)	(896,442)	(4,866)	16,167	(1,086,251)

32,386,595	2,624,604	6,222,748	29,870,626	2,507,561	2,235,839	31,992,725

—	—	—	—	—	—	—

29,445,266	2,498,147	3,575,596	23,164,190	2,401,933	1,922,088	27,396,070
75,748,637	2,081,355	56,340,596	68,387,293	887,655	2,063,326	76,446,338

$105,193,903	$4,579,502	$59,916,192	$91,551,483	$3,289,588	$3,985,414	$103,842,408

$77,442	$30,157	$(28,027)	$(1,521,144)	$86,196	$286,334	$371,082
2,023,765	(25,120)	(8,004,083)	1,020,936	(18,838)	(49,183)	1,507,966
5,664,447	43,087	8,907,354	5,522,363	—	—	1,962,304
15,811,302	88,797	499,836	988,855	158,799	531,653	10,148,663

23,576,956	136,921	1,375,080	6,011,010	226,157	768,804	13,990,015

16,701,151	2,691,367	103,968	10,936,703	1,184,250	2,323,471	12,685,880
(3,883,502)	537,122	(60,795,676)	3,992,607	388,743	407,421	1,245,518
(673,058)	(107,785)	(54,742)	(294,863)	(150,834)	(67,150)	(363,061)
(1,665,847)	(180,788)	(300,793)	(1,327,941)	(50,538)	(268,584)	(1,518,398)
(8,542)	—	(1,733)	(7,703)	—	—	(8,730)
(1,491,618)	14,387	(242,296)	(1,353,692)	7,316	19,693	(1,623,012)

8,978,584	2,954,303	(61,291,272)	11,945,111	1,378,937	2,414,851	10,418,197

—	—	—	—	—	—	—

32,555,540	3,091,224	(59,916,192)	17,956,121	1,605,094	3,183,655	24,408,212
105,193,903	4,579,502	59,916,192	91,551,483	3,289,588	3,985,414	103,842,408

$137,749,443	$7,670,726	$—	$109,507,604	$4,894,682	$7,169,069	$128,250,620

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,380)	$(12,391)
Net realized gain/(loss) from sale of investments	114	(14,265)
Reinvested realized gain distributions	11,953	139,657
Net change in unrealized appreciation/(depreciation) of investments	(30,496)	(243,613)

Net increase/(decrease) resulting from operations	(27,809)	(130,612)

2015 Contract Transactions
Contract purchase payments	895,413	1,547,282
Transfers between investment divisions, net	291,367	204,442
Transfers on account of death	—	(125,034)
Transfers for annuity benefits, surrenders and partial withdrawals	(23,029)	(26,808)
Contract fees	—	—
Transfers–rider fees and other	58	8,169

Net increase/(decrease) from contract transactions	1,163,809	1,608,051

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,136,000	1,477,439
Net Assets at December 31, 2014	189,172	1,141,786

Net Assets at December 31, 2015	$1,325,172	$2,619,225

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$35,382	$(14,895)
Net realized gain/(loss) from sale of investments	(20,337)	(57,989)
Reinvested realized gain distributions	—	304,596
Net change in unrealized appreciation/(depreciation) of investments	(24,537)	847,180

Net increase/(decrease) resulting from operations	(9,492)	1,078,892

2016 Contract Transactions
Contract purchase payments	474,534	2,579,280
Transfers between investment divisions, net	5,321	118,269
Transfers on account of death	—	(45,076)
Transfers for annuity benefits, surrenders and partial withdrawals	(221,104)	(64,523)
Contract fees	—	—
Transfers–rider fees and other	967	845

Net increase/(decrease) from contract transactions	259,718	2,588,795

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	250,226	3,667,687
Net Assets at December 31, 2015	1,325,172	2,619,225

Net Assets at December 31, 2016	$1,575,398	$6,286,912

See notes to financial statements.

B-58

Investment Divisions
Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares

$(138,466)	$(1,400)	$(2,748)	$3,589	$(14,832)	$(7,673)	$(23,735)
(3,211)	(38,141)	(15)	(354)	5,048	9,950	(667)
—	30,792	528	626	306,567	64,244	92,708
(470,497)	(567,299)	(39,331)	(33,521)	(291,177)	(37,501)	(120,548)

(612,174)	(576,048)	(41,566)	(29,660)	5,606	29,020	(52,242)

27,633,800	928,535	501,535	137,030	2,571,977	1,311,918	4,142,047
999,357	256,461	728,585	95,042	259,464	158,128	174,062
—	(151,450)	—	—	(37,621)	(107,515)	—
(147,271)	(12,179)	(1,606)	(3,051)	(92,923)	(11,643)	(13,680)
(3)	—	—	—	—	—	—
1,840	16,033	(31)	—	667	(18)	—

28,487,723	1,037,400	1,228,483	229,021	2,701,564	1,350,870	4,302,429

—	—	—	—	—	—	—

27,875,549	461,352	1,186,917	199,361	2,707,170	1,379,890	4,250,187
—	801,521	—	242,318	1,939,485	302,546	293,401

$27,875,549	$1,262,873	$1,186,917	$441,679	$4,646,655	$1,682,436	$4,543,588

$(768,546)	$22,588	$(6,700)	$2,892	$(36,778)	$(584,484)	$(55,201)
(194,061)	(60,885)	(3,753)	(986)	(9,794)	873,758	(10,736)
1,202,964	—	569	—	441,142	2,389,184	18,315
12,043,582	680,676	140,144	13,960	236,605	6,488,100	136,203

12,283,939	642,379	130,260	15,866	631,175	9,166,558	88,581

15,324,579	632,710	501,389	53,333	2,469,330	857,405	737,296
61,475,320	206,709	180,964	(2,355)	177,177	53,266,136	(40,441)
(248,747)	(68,228)	(42,320)	(804)	(62,005)	(179,228)	(4,741)
(965,778)	(51,419)	(5,317)	(325)	(411,682)	(1,651,626)	(38,750)
(5,698)	—	—	—	—	(3,487)	—
(1,131,499)	10,023	2,998	37	35,546	(567,423)	—

74,448,177	729,795	637,714	49,886	2,208,366	51,721,777	653,364

—	—	—	—	—	—	—

86,732,116	1,372,174	767,974	65,752	2,839,541	60,888,335	741,945
27,875,549	1,262,873	1,186,917	441,679	4,646,655	1,682,436	4,543,588

$114,607,665	$2,635,047	$1,954,891	$507,431	$7,486,196	$62,570,771	$5,285,533

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,043)	$2,023
Net realized gain/(loss) from sale of investments	1,184	135
Reinvested realized gain distributions	54,231	3,665
Net change in unrealized appreciation/(depreciation) of investments	(165,850)	(54,355)

Net increase/(decrease) resulting from operations	(137,478)	(48,532)

2015 Contract Transactions
Contract purchase payments	2,077,683	812,335
Transfers between investment divisions, net	257,775	46,476
Transfers on account of death	(116,319)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(30,441)	(7,558)
Contract fees	—	—
Transfers–rider fees and other	7,109	(120)

Net increase/(decrease) from contract transactions	2,195,807	851,133

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,058,329	802,601
Net Assets at December 31, 2014	1,167,276	207,815

Net Assets at December 31, 2015	$3,225,605	$1,010,416

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(59,740)	$(2,707)
Net realized gain/(loss) from sale of investments	(54,650)	(7,207)
Reinvested realized gain distributions	202,587	20,374
Net change in unrealized appreciation/(depreciation) of investments	257,883	(28,259)

Net increase/(decrease) resulting from operations	346,080	(17,799)

2016 Contract Transactions
Contract purchase payments	3,735,443	296,758
Transfers between investment divisions, net	114,816	62,811
Transfers on account of death	(112,679)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(233,491)	(42,272)
Contract fees	—	—
Transfers–rider fees and other	33,234	—

Net increase/(decrease) from contract transactions	3,537,323	317,297

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,883,403	299,498
Net Assets at December 31, 2015	3,225,605	1,010,416

Net Assets at December 31, 2016	$7,109,008	$1,309,914

See notes to financial statements.

B-60

Investment Divisions
Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II

$115,578	$24,940	$44,539	$(2,691)	$(10,474)	$(40,105)	$(137,843)
(155)	(898)	9,632	2,150	3,052	42,449	23,859
—	11,381	—	—	—	388,864	—
(313,330)	(63,032)	(109,167)	896	1,024	(406,344)	643,901

(197,907)	(27,609)	(54,996)	355	(6,398)	(15,136)	529,917

15,752,669	1,039,823	601,902	174,396	739,221	4,000,568	27,058,433
1,081,931	334,248	52,307	91,652	89,264	358,105	381,047
—	(46,872)	(45,897)	—	(45,046)	—	—
(193,170)	(13,860)	(26,762)	(379)	(8,553)	(49,767)	(161,171)
(1)	—	—	—	—	—	(3)
(388)	(1,245)	1,169	—	995	(1,380)	2,103

16,641,041	1,312,094	582,719	265,669	775,881	4,307,526	27,280,409

—	—	—	—	—	—	—

16,443,134	1,284,485	527,723	266,024	769,483	4,292,390	27,810,326
—	446,358	334,695	290,321	406,382	967,608	—

$16,443,134	$1,730,843	$862,418	$556,345	$1,175,865	$5,259,998	$27,810,326

$297,675	$(10,110)	$(13,629)	$(8,744)	$(16,578)	$(80,226)	$(550,263)
(5,903)	(5,932)	(1,113)	848	(6,449)	(1,443)	21,826
—	25,263	—	—	—	49,990	—
33,531	16,376	(98,098)	(1,950)	19,237	(652,194)	1,377,976

325,303	25,597	(112,840)	(9,846)	(3,790)	(683,873)	849,539

15,857,792	491,425	421,871	353,679	315,576	1,958,258	14,663,951
128,990	89,747	80,233	36,756	102,916	346,293	2,034,990
(65,090)	(46,815)	(22,473)	—	(21,920)	(80,491)	(85,477)
(308,752)	(24,104)	(13,680)	(8,391)	(181,037)	(236,365)	(333,386)
(1,269)	—	—	—	—	—	(2,039)
(239,276)	1,980	1,946	—	2,028	20,417	(406,473)

15,372,395	512,233	467,897	382,044	217,563	2,008,112	15,871,566

—	—	—	—	—	—	—

15,697,698	537,830	355,057	372,198	213,773	1,324,239	16,721,105
16,443,134	1,730,843	862,418	556,345	1,175,865	5,259,998	27,810,326

$32,140,832	$2,268,673	$1,217,475	$928,543	$1,389,638	$6,584,237	$44,531,431

B-61

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	UIF Emerging Markets Equity Class II	VanEck VIP Global Hard Assets Service Class

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,611)	$(8,777)
Net realized gain/(loss) from sale of investments	(2,383)	(31,812)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(183,914)	(298,837)

Net increase/(decrease) resulting from operations	(193,908)	(339,426)

2015 Contract Transactions
Contract purchase payments	1,072,730	675,547
Transfers between investment divisions, net	207,919	115,898
Transfers on account of death	(114,838)	(46,806)
Transfers for annuity benefits, surrenders and partial withdrawals	(26,907)	(14,669)
Contract fees	—	—
Transfers–rider fees and other	301	97

Net increase/(decrease) from contract transactions	1,139,205	730,067

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	945,297	390,641
Net Assets at December 31, 2014	885,341	552,141

Net Assets at December 31, 2015	$1,830,638	$942,782

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,234)	$(13,780)
Net realized gain/(loss) from sale of investments	(17,808)	(116,770)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	151,701	542,276

Net increase/(decrease) resulting from operations	110,659	411,726

2016 Contract Transactions
Contract purchase payments	1,013,535	299,939
Transfers between investment divisions, net	77,030	2,256
Transfers on account of death	(36,191)	(2,483)
Transfers for annuity benefits, surrenders and partial withdrawals	(31,354)	(17,321)
Contract fees	—	—
Transfers–rider fees and other	4,267	185

Net increase/(decrease) from contract transactions	1,027,287	282,576

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,137,946	694,302
Net Assets at December 31, 2015	1,830,638	942,782

Net Assets at December 31, 2016	$2,968,584	$1,637,084

See notes to financial statements.

B-62

Investment Divisions
Virtus Real Estate Securities Series	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP	Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP

$3,781	$—	$—	$—	$—	$—	$—
3,155	—	—	—	—	—	—
231,084	—	—	—	—	—	—
(215,083)	—	—	—	—	—	—

22,937	—	—	—	—	—	—

754,107	—	—	—	—	—	—
217,822	—	—	—	—	—	—
(50,325)	—	—	—	—	—	—
(29,254)	—	—	—	—	—	—
—	—	—	—	—	—	—
(226)	—	—	—	—	—	—

892,124	—	—	—	—	—	—

—	—	—	—	—	—	—

915,061	—	—	—	—	—	—
601,492	—	—	—	—	—	—

$1,516,553	$—	$—	$—	$—	$—	$—

$24,787	$(9,286)	$(8,650)	$(7,186)	$(8,098)	$(2,334)	$(7,532)
(9,592)	—	—	—	—	—	—
539,848	—	—	—	—	—	—
(493,783)	(36,489)	107,045	145,512	63,811	(1,386)	(7,374)

61,260	(45,775)	98,395	138,326	55,713	(3,720)	(14,906)

2,078,910	5,436,192	4,788,085	3,906,767	4,557,974	1,344,166	4,390,491
190,110	26,937	58,093	55,604	52,946	20,069	84,764
(51,008)	—	—	—	—	—	—
(34,485)	(237)	(223)	(618)	(206)	(61)	(185)
—	—	—	—	—	—	—
3,455	(235)	(48)	(62)	(33)	(14)	46

2,186,982	5,462,657	4,845,907	3,961,691	4,610,681	1,364,160	4,475,116

—	—	—	—	—	—	—

2,248,242	5,416,882	4,944,302	4,100,017	4,666,394	1,360,440	4,460,210
1,516,553	—	—	—	—	—	—

$3,764,795	$5,416,882	$4,944,302	$4,100,017	$4,666,394	$1,360,440	$4,460,210

B-63

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2015 and 2016 (continued)

	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2015 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2014	—	—

Net Assets at December 31, 2015	$—	$—

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,566)	$(11,007)
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(554)	222,937

Net increase/(decrease) resulting from operations	(6,120)	211,930

2016 Contract Transactions
Contract purchase payments	3,192,932	6,014,382
Transfers between investment divisions, net	49,120	59,495
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(142)	(278)
Contract fees	—	—
Transfers–rider fees and other	14	(410)

Net increase/(decrease) from contract transactions	3,241,924	6,073,189

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,235,804	6,285,119
Net Assets at December 31, 2015	—	—

Net Assets at December 31, 2016	$3,235,804	$6,285,119

See notes to financial statements.

B-64

Investment Divisions
Guardian Large Cap Fundamental Growth VIP	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

$—	$—	$—
—	—	—
—	—	—
—	—	—

—	—	—

—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

—	—	—

—	—	—

—	—	—
—	—	—

$—	$—	$—

$(8,078)	$(7,192)	$(5,646)
—	—	—
—	—	—
33,953	155,727	18,311

25,875	148,535	12,665

4,599,726	3,906,767	3,213,808
53,263	48,815	47,593
—	—	—
(205)	(180)	(143)
—	—	—
42	(659)	(345)

4,652,826	3,954,743	3,260,913

—	—	—

4,678,701	4,103,278	3,273,578
—	—	—

$4,678,701	$4,103,278	$3,273,578

B-65

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2016)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred twenty-Five investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series
(formerly the RS Large Cap Alpha VIP Series)

Victory S&P 500 Index VIP Series
(formerly the RS S&P 500 Index VIP Series)

Victory High Yield VIP Series
(formerly the RS High Yield VIP Series)

Victory INCORE Low Duration Bond VIP Series
(formerly the RS Low Duration Bond VIP Series)

Victory RS Small Cap Growth Equity VIP Series
(formerly the RS Small Cap Growth Equity VIP Series)

Victory RS International VIP Series
(formerly the RS International VIP Series)

Victory Sophus Emerging Markets VIP Series
(formerly the RS Emerging Markets VIP Series)

Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. International Growth Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Comstock Fund Series II

Invesco V.I. American Value Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Real Estate Investment Portfolio Class B

AB VPS Value Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Large Cap Core V.I. Fund Class III

BlackRock Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio – Asset Allocation Fund Class 2

Columbia Variable Portfolio – Small Cap Value Fund Class 2

Columbia Variable Portfolio – Small Company Growth Fund Class 2

Columbia Variable Portfolio – Large Cap Growth Fund Class 2

Variable Portfolio – Loomis Sayles Growth Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Wells Fargo VT International Equity Fund Class 2

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

Franklin Mutual Shares VIP Fund Class 2

Franklin U.S. Government Securities VIP Fund Class 2

Franklin Rising Dividends VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS Total Return Bond Series Service Class

MFS Core Equity Portfolio Service Class

MFS Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Value Series Service Class

MFS Technology Portfolio Service Class

MFS International Value Portfolio Service Class

MFS Blended Research Core Equity Portfolio Service Class

Oppenheimer Capital Appreciation Fund/VA Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Pioneer Equity Income VCT Portfolio Class II

Pioneer Fund VCT Portfolio Class II

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Mid Cap Growth Fund
(formerly the Ivy Fund VIP Mid Cap Growth Fund)

Ivy VIP Global Bond Fund
(formerly the Ivy Funds VIP Global Bond Fund)

Ivy VIP High Income Fund
(formerly the Ivy Funds VIP High Income Fund)

Putnam VT Equity Income Fund Class IB

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Investors Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

Deutsche Alternative Asset Allocation VIP Class B

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Western Asset Core Plus VIT Portfolio Class II

The Merger Fund VL

Mariner Managed Futures Strategy Portfolio Class II

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

T. Rowe Price Blue Chip Growth Portfolio II

UIF Emerging Markets Equity Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Real Estate Securities Series

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit

B-67

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2016, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2016, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2016, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,383,751,037.

B-68

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2016, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2016, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 15, 2017, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-69

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	$28,089,194	$29,832,866
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	4,707,103	7,248,346
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	1,451,523	3,100,274
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	37,653,859	40,791,216
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	1,019,202	2,448,621
Victory RS International VIP Series (formerly the RS International VIP Series)	2,892,473	5,477,039
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	831,828	1,886,986
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	62,765,899	85,540,142
Gabelli Capital Asset Fund	584,099	1,179,724
Value Line Centurion Fund	32,430	182,397
Value Line Strategic Asset Management Trust	891,459	1,129,044
Value Line VIP Equity Advantage Fund	1,161,789	115,730
Invesco V.I. American Franchise Fund Series II	1,133,163	1,696,471
Invesco V.I. Value Opportunities Fund Series II	438,995	567,537
Invesco V.I. Global Real Estate Fund Series II	67,170	198,437
Invesco V.I. Government Securities Fund Series II	156,220	558,402
Invesco V.I. Mid Cap Core Equity Fund Series II	5,224,979	5,238,162
Invesco V.I. Core Equity Fund Series II	16,229,173	15,215,615
Invesco V.I. International Growth Fund Series II	11,228,055	6,344,562
Invesco V.I. Small Cap Equity Fund Series II	10,257,654	6,002,904
Invesco V.I. Comstock Fund Series II	28,127,178	18,243,758
Invesco V.I. American Value Fund Series II	8,265,001	6,276,485
Invesco V.I. Growth and Income Fund Series II	692,566	917,313
Invesco V.I. Balanced-Risk Allocation Fund Series II	3,595,729	1,045,800
Alger Capital Appreciation Portfolio Class S	117,644	620,173
AB VPS Growth and Income Portfolio Class B	236,298,373	14,351,068
AB VPS International Value Portfolio Class B	344,841	37,875,680
AB VPS Large Cap Growth Portfolio Class B	265,519	487,625
AB VPS Global Thematic Growth Portfolio Class B	58,120	219,699
AB VPS Real Estate Investment Portfolio Class B	269,159	792,899
AB VPS Value Portfolio Class B	49,183	146,213
AB VPS Dynamic Asset Allocation Portfolio Class B	963,438	366,784
BlackRock Capital Appreciation V.I. Fund Class III	19,525,011	17,294,813
BlackRock Global Allocation V.I. Fund Class III	471,711	608,589
BlackRock Large Cap Core V.I. Fund Class III	40,936,653	25,118,705
BlackRock Large Cap Value V.I. Fund Class III	245,575	286,895
Columbia Variable Portfolio – Asset Allocation Fund Class 2	77,134	233,487
Columbia Variable Portfolio – Small Cap Value Fund Class 2	25,003,110	17,138,227
Columbia Variable Portfolio – Small Company Growth Fund Class 2	154,454	168,721
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	35,397	81,851
Variable Portfolio – Loomis Sayles Growth Fund Class 2	209,215	59,152
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2,676,952	63,869,688
Davis Financial Portfolio	257,773	488,765
Davis Real Estate Portfolio	113,485	390,478

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December 31, 2016 (continued)

	Purchases	Sales
Davis Value Portfolio	$9,299,235	$8,494,168
Wells Fargo VT International Equity Fund Class 2	38,119,525	18,286,648
Wells Fargo VT Small Cap Value Fund Class 2	35,397	269,415
Fidelity VIP Balanced Portfolio Service Class 2	221,608	500,056
Fidelity VIP Contrafund Portfolio Service Class 2	79,334,919	51,827,437
Fidelity VIP Equity-Income Portfolio Service Class 2	1,717,442	3,872,696
Fidelity VIP Growth Portfolio Service Class 2	322,345	477,395
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	5,113,637	12,764,399
Fidelity VIP Mid Cap Portfolio Service Class 2	30,684,643	30,566,940
Fidelity VIP Overseas Portfolio Service Class 2	28,653	44,079
Fidelity VIP Government Money Market Portfolio Service Class 2	8,397,256	5,552,515
Fidelity VIP Growth Opportunities Portfolio Service Class 2	6,870,279	916,089
Templeton Global Bond VIP Fund Class 2	424,346	1,210,086
Templeton Growth VIP Fund Class 2	400,899	1,025,454
Templeton Foreign VIP Fund Class 2	65,413,303	10,320,197
Franklin Income VIP Fund Class 2	426,266	797,234
Franklin Mutual Shares VIP Fund Class 2	377,148	545,870
Franklin U.S. Government Securities VIP Fund Class 2	46,737,504	46,850,665
Franklin Rising Dividends VIP Fund Class 2	2,052,353	3,607,593
Franklin Small Cap Value VIP Fund Class 2	17,993,055	19,595,622
Franklin Growth & Income VIP Fund Class 2	11,290,993	965,436
MFS Total Return Bond Series Service Class	21,522,904	14,051,387
MFS Core Equity Portfolio Service Class	26,160	20,349
MFS Growth Series Service Class	290,599	1,264,799
MFS Investors Trust Series Service Class	61,360	318,878
MFS New Discovery Series Service Class	10,285,960	4,630,393
MFS Strategic Income Portfolio Service Class	62,483	81,110
MFS Total Return Series Service Class	744,504	2,185,108
MFS Utilities Series Service Class	9,264,558	11,749,252
MFS Value Series Service Class	247,515	255,990
MFS Technology Portfolio Service Class	2,569,705	4,328,952
MFS International Value Portfolio Service Class	2,316,201	303,452
MFS Blended Research Core Equity Portfolio Service Class	20,369,175	1,326,711
Oppenheimer Capital Appreciation Fund/VA Service Class	18,943,186	9,726,086
Oppenheimer International Growth Fund/VA Service Class	1,851,313	658,146
Oppenheimer Main Street Small Cap Fund/VA Service Class	42,938,896	27,545,952
Oppenheimer Global Strategic Income Fund/VA Service Class	42,706,249	41,912,211
PIMCO Low Duration Portfolio Advisor Class	71,096	247,730
PIMCO Real Return Portfolio Advisor Class	115,121	298,926
PIMCO Total Return Portfolio Advisor Class	51,313,202	94,611,846
PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)	386,190	30,119
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	908,466	104,963
Pioneer Disciplined Value VCT Portfolio Class II	22,432,957	222,775,767
Pioneer Equity Income VCT Portfolio Class II	30,398,954	11,699,404
Pioneer Fund VCT Portfolio Class II	10,207	3,139
Pioneer Mid Cap Value VCT Portfolio Class II	25,128,235	24,977,832
Pioneer Bond VCT Portfolio Class II	28,464,580	2,749,647
American Century VP Mid Cap Value Fund Class II	23,292,505	8,561,947
American Century VP Inflation Protection Fund Class II	3,480,013	452,649
Dreyfus Appreciation Portfolio Service Class	9,738,044	62,175,725
Ivy VIP Mid Cap Growth Fund (formerly the Ivy Funds VIP Mid Cap Growth Fund)	25,061,711	9,114,235
Ivy VIP Global Bond Fund (formerly the Ivy Funds VIP Global Bond Fund)	1,719,184	249,407
Ivy VIP High Income Fund (formerly the Ivy Funds VIP High Income Fund)	3,044,561	344,343

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NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	Purchases	Sales
Putnam VT Equity Income Fund Class IB	$17,539,842	$4,779,028
Putnam VT Absolute Return 500 Fund Class IB	568,998	273,161
Putnam VT Small Cap Value Fund Class IB	3,189,087	303,024
Putnam VT Investors Fund Class IB	78,532,015	3,619,115
ALPS/Alerian Energy Infrastructure Portfolio Class III	859,465	103,246
ALPS/Red Rocks Listed Private Equity Portfolio Class III	692,006	58,638
Deutsche Alternative Asset Allocation VIP Class B	65,029	11,138
Janus Aspen Enterprise Portfolio Service Shares	3,123,633	503,661
Janus Aspen Global Technology Portfolio Service Shares	66,069,569	12,505,767
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	805,136	192,219
ClearBridge Variable Small Cap Growth Portfolio Class II	4,062,525	383,616
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	410,098	74,427
Western Asset Core Plus VIT Portfolio Class II	17,685,988	2,001,333
The Merger Fund VL	617,513	87,674
Mariner Managed Futures Strategy Portfolio Class II	499,934	45,037
Guggenheim VT Multi-Hedge Strategies Fund	393,825	20,073
Guggenheim VT Long Short Equity Fund	422,013	220,450
T. Rowe Price Health Sciences Portfolio II	2,374,695	393,592
T. Rowe Price Blue Chip Growth Portfolio II	16,831,771	1,517,203
UIF Emerging Markets Equity Portfolio Class II	1,111,125	102,878
VanEck VIP Global Hard Assets Service Class	446,008	175,774
Virtus Real Estate Securities Series	2,821,122	63,991
Guardian Core Plus Fixed Income VIP Fund	5,462,657	—
Guardian Diversified Research VIP Fund	4,845,907	—
Guardian Growth & Income VIP Fund	3,961,690	—
Guardian Integrated Research VIP Fund	4,610,682	—
Guardian International Growth VIP Fund	1,364,160	—
Guardian International Value VIP Fund	4,475,115	—
Guardian Large Cap Disciplined Growth VIP Fund	3,241,924	—
Guardian Large Cap Disciplined Value VIP Fund	6,073,189	—
Guardian Large Cap Fundamental Growth VIP Fund	4,652,826	—
Guardian Mid Cap Relative Value VIP Fund	3,954,743	—
Guardian Mid Cap Traditional Growth VIP Fund	3,260,913	—

Total	$1,545,621,288	$1,226,518,833

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2015 and 2016, contract fees amounted to $670,488 and $706,499, respectively.

Expense Charges

(1)

A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the

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December 31, 2016 (continued)

Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There is an additional charge applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2016.

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December 31, 2016 (continued)

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 2.15% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2015 and 2016, these rider fees amounted to $76,346,326 and $86,580,696, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, had a majority interest in RS Investment Management Co. LLC (“RS Investments”) until July 29, 2016, a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

Effective July 29, 2016, RS Investments was acquired by Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser. As a result of this acquisition, each of the RS funds was reorganized into a corresponding, newly-formed funds within the Victory Capital family of funds. RS Investments and RSFD transferred by novation all of its rights and obligations to Victory Capital.

RS Investments served as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds) until July 29, 2016. Park Avenue Institutional Advisers LLC (PAIA), a wholly-owned subsidiary of GIS, served as the sub-advisor to certain RS Funds until July 29, 2016. RS Funds Distributor (RSFD), a wholly-owned subsidiary of RS Investments, served as the sole distributor of the RS Funds until July 29, 2016.

In addition, RS Investments and PAIA also had the roles described below prior to July 29, 2016.

RS Investments provided day-to-day investment management services to the following funds:

• Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series) • Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	• Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series) • Victory RS International VIP Series (formerly the RS International VIP Series)

As sub-adviser, PAIA provided day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of PAIA’s performance:

• Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series) • Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	• Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series) • Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)

Under an investment sub-advisory agreements between Victory Capital and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

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December 31, 2016 (continued)

Effective September 1, 2016, PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund	• Guardian Large Cap Disciplined Growth VIP Fund
• Guardian Diversified Research VIP Fund	• Guardian Large Cap Disciplined Value VIP Fund
• Guardian Growth & Income VIP Fund	• Guardian Large Cap Fundamental Growth VIP Fund
• Guardian Integrated Research VIP Fund	• Guardian Mid Cap Relative Value VIP Fund
• Guardian International Growth VIP Fund	• Guardian Mid Cap Traditional Growth VIP Fund
• Guardian International Value VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., Monte Capital Group, LLC, Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, and Virtus Investment Partners, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2015 and 2016, contingent deferred sales charges were $2,738,294 and $2,787,289.

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December 31, 2016 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2016 and 2015, were as follows:

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	400,824	1,065,179	(664,355)	359,832	957,573	(597,741)
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	92,227	286,471	(194,244)	87,475	339,987	(252,512)
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	10,518	152,127	(141,609)	45,301	130,248	(84,947)
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	1,356,857	1,557,963	(201,106)	2,943,235	1,312,504	1,630,731
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	32,410	75,873	(43,463)	51,185	125,441	(74,256)
Victory RS International VIP Series (formerly the RS International VIP Series)	129,325	316,553	(187,228)	51,971	349,673	(297,702)
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	48,620	103,043	(54,423)	81,853	80,748	1,105
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	1,163,171	3,812,363	(2,649,192)	3,260,893	2,897,510	363,383
RS Money Market VIP Series	—	—	—	56,416	2,116,977	(2,060,561)
Gabelli Capital Asset Fund	3,292	54,446	(51,154)	5,705	91,197	(85,492)
Value Line Centurion Fund	854	9,098	(8,244)	4,486	1,962	2,524
Value Line Strategic Asset Management Trust	5,938	47,722	(41,784)	6,684	36,471	(29,787)
Value Line VIP Equity Advantage Fund	128,202	12,371	115,831	71,866	153	71,713
Invesco V.I. American Franchise Fund Series II	10,634	90,488	(79,854)	1,283	139,356	(138,073)
Invesco V.I. Value Opportunities Fund Series II	544	37,013	(36,469)	2,786	14,015	(11,229)
Invesco V.I. Global Real Estate Fund Series II	2,559	9,831	(7,272)	2,709	6,489	(3,780)
Invesco V.I. Government Securities Fund Series II	3,859	35,313	(31,454)	9,255	85,517	(76,262)
Invesco V.I. Mid Cap Core Equity Fund Series II	15,005	152,811	(137,806)	312,075	146,219	165,856
Invesco V.I. Core Equity Fund Series II	35,838	471,438	(435,600)	1,144,216	366,990	777,226
Invesco V.I. International Growth Fund Series II	886,274	476,948	409,326	1,587,551	379,604	1,207,947
Invesco V.I. Small Cap Equity Fund Series II	302,959	178,933	124,026	311,037	215,360	95,677
Invesco V.I. Comstock Fund Series II	379,189	498,434	(119,245)	961,068	465,774	495,294
Invesco V.I. American Value Fund Series II	149,822	105,779	44,043	333,379	103,447	229,932
Invesco V.I. Growth and Income Fund Series II	1,063	39,127	(38,064)	9,784	71,126	(61,342)
Invesco V.I. Balanced-Risk Allocation Fund Series II	363,355	115,651	247,704	416,870	5,346	411,524
Alger Capital Appreciation Portfolio Class S	2,228	19,330	(17,102)	7,212	14,659	(7,447)
AB VPS Growth and Income Portfolio Class B	22,115,006	864,354	21,250,652	2,578	19,314	(16,736)
AB VPS International Value Portfolio Class B	3,386	2,419,056	(2,415,670)	15,690	136,890	(121,200)
AB VPS Large Cap Growth Portfolio Class B	307	21,395	(21,088)	20,596	24,559	(3,963)
AB VPS Global Thematic Growth Portfolio Class B	1,678	14,268	(12,590)	10,219	14,923	(4,704)
AB VPS Real Estate Investment Portfolio Class B	1,432	27,219	(25,787)	4,143	22,476	(18,333)
AB VPS Value Portfolio Class B	1,022	7,666	(6,644)	1,031	18,496	(17,465)
AB VPS Dynamic Asset Allocation Portfolio Class B	67,606	24,206	43,400	172,766	1,543	171,223
BlackRock Capital Appreciation V.I. Fund Class III	601,783	527,644	74,139	740,057	1,289,031	(548,974)
BlackRock Global Allocation V.I. Fund Class III	34,912	37,052	(2,140)	59,462	32,809	26,653
BlackRock Large Cap Core V.I. Fund Class III	539,162	728,196	(189,034)	536,872	1,036,945	(500,073)
BlackRock Large Cap Value V.I. Fund Class III	7,969	13,729	(5,760)	1,810	4,854	(3,044)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Columbia Variable Portfolio – Asset Allocation Fund Class 2	1,280	10,797	(9,517)	14,223	2,325	11,898
Columbia Variable Portfolio – Small Cap Value Fund Class 2	374,906	265,859	109,047	805,653	223,509	582,144
Columbia Variable Portfolio – Small Company Growth Fund Class 2	1,459	4,790	(3,331)	3,390	1,267	2,123
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	65	3,420	(3,355)	69	2,527	(2,458)
Variable Portfolio – Loomis Sayles Growth Fund Class 2	86	2,505	(2,419)	1,306	47,021	(45,715)
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2,683	2,103,754	(2,101,071)	19,022	414,227	(395,205)
Davis Financial Portfolio	1,387	24,383	(22,996)	6,905	14,463	(7,558)
Davis Real Estate Portfolio	3,456	19,687	(16,231)	10,984	33,804	(22,820)
Davis Value Portfolio	15,131	372,678	(357,547)	13,442	513,165	(499,723)
Wells Fargo VT International Equity Fund Class 2	813,870	753,188	60,682	100,024	1,187,588	(1,087,564)
Wells Fargo VT Small Cap Value Fund Class 2	—	12,286	(12,286)	1,625	3,715	(2,090)
Fidelity VIP Balanced Portfolio Service Class 2	2,998	24,005	(21,007)	7,722	62,242	(54,520)
Fidelity VIP Contrafund Portfolio Service Class 2	1,471,579	1,511,548	(39,969)	2,419,843	1,897,610	522,233
Fidelity VIP Equity-Income Portfolio Service Class 2	4,094	220,107	(216,013)	41,894	150,347	(108,453)
Fidelity VIP Growth Portfolio Service Class 2	1,565	21,714	(20,149)	12,370	23,659	(11,289)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	18,862	622,755	(603,893)	96,667	792,293	(695,626)
Fidelity VIP Mid Cap Portfolio Service Class 2	232,627	637,635	(405,008)	65,611	811,183	(745,572)
Fidelity VIP Overseas Portfolio Service Class 2	1,496	2,338	(842)	1,136	3,234	(2,098)
Fidelity VIP Government Money Market Portfolio Service Class 2	744,912	424,341	320,571	2,437,066	587,064	1,850,002
Fidelity VIP Growth Opportunities Portfolio Service Class 2	538,468	77,669	460,799	682,616	46,692	635,924
Templeton Global Bond VIP Fund Class 2	41,516	88,163	(46,647)	51,123	51,323	(200)
Templeton Growth VIP Fund Class 2	6,930	64,733	(57,803)	6,635	76,492	(69,857)
Templeton Foreign VIP Fund Class 2	5,224,199	449,908	4,774,291	3,132,749	200,280	2,932,469
Franklin Income VIP Fund Class 2	7,854	41,587	(33,733)	10,993	21,690	(10,697)
Franklin Mutual Shares VIP Fund Class 2	2,791	28,205	(25,414)	2,629	5,294	(2,665)
Franklin U.S. Government Securities VIP Fund Class 2	1,558,102	1,755,538	(197,436)	3,283,816	1,298,478	1,985,338
Franklin Rising Dividends VIP Fund Class 2	3,898	175,981	(172,083)	24,908	235,329	(210,421)
Franklin Small Cap Value VIP Fund Class 2	12,663	609,712	(597,049)	213,613	324,606	(110,993)
Franklin Growth & Income VIP Fund Class 2	791,337	77,839	713,498	896,442	24,580	871,862
MFS Total Return Bond Series Service Class	1,232,637	723,763	508,874	1,861,433	395,614	1,465,819
MFS Core Equity Portfolio Service Class	10	771	(761)	132	2,389	(2,257)
MFS Growth Series Service Class	780	42,781	(42,001)	33,940	15,630	18,310
MFS Investors Trust Series Service Class	245	15,647	(15,402)	563	10,137	(9,574)
MFS New Discovery Series Service Class	300,933	60,312	240,621	472,452	74,168	398,284
MFS Strategic Income Portfolio Service Class	2,625	4,387	(1,762)	179	11,543	(11,364)
MFS Total Return Series Service Class	8,979	127,288	(118,309)	6,140	165,291	(159,151)
MFS Utilities Series Service Class	30,761	375,270	(344,509)	975,125	187,061	788,064
MFS Value Series Service Class	3,978	9,689	(5,711)	1,906	2,427	(521)
MFS Technology Portfolio Service Class	18,025	161,132	(143,107)	288,329	331,225	(42,896)
MFS International Value Portfolio Service Class	176,326	20,459	155,867	331,242	7,595	323,647
MFS Blended Research Core Equity Portfolio Service Class	1,640,464	79,209	1,561,255	2,820,094	13,494	2,806,600

B-77

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Oppenheimer Capital Appreciation Fund/VA Service Class	299,178	224,908	74,270	14,274	391,048	(376,774)
Oppenheimer International Growth Fund/VA Service Class	154,320	35,928	118,392	194,124	14,140	179,984
Oppenheimer Main Street Small Cap Fund/VA Service Class	1,260,424	428,996	831,428	1,700,829	353,211	1,347,618
Oppenheimer Global Strategic Income Fund/VA Service Class	1,609,083	1,986,027	(376,944)	3,322,506	1,216,469	2,106,037
PIMCO Low Duration Portfolio Advisor Class	1,913	16,964	(15,051)	9,315	39,285	(29,970)
PIMCO Real Return Portfolio Advisor Class	1,866	18,001	(16,135)	2,459	33,721	(31,262)
PIMCO Total Return Portfolio Advisor Class	202,042	4,077,857	(3,875,815)	3,339,585	2,228,513	1,111,072
PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)	38,185	1,587	36,598	68,270	1,420	66,850
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	92,468	9,786	82,682	84,371	20,054	64,317
Pioneer Disciplined Value VCT Portfolio Class II	12,869	12,028,427	(12,015,558)	331,453	573,258	(241,805)
Pioneer Equity Income VCT Portfolio Class II	1,287,878	757,146	530,732	3,274,102	395,047	2,879,055
Pioneer Fund VCT Portfolio Class II	—	103	(103)	857	3,810	(2,953)
Pioneer Mid Cap Value VCT Portfolio Class II	78,380	446,043	(367,663)	156,645	391,025	(234,380)
Pioneer Bond VCT Portfolio Class II	2,574,641	105,362	2,469,279	2,582,115	59,503	2,522,612
American Century VP Mid Cap Value Fund Class II	912,860	383,813	529,047	1,891,498	209,138	1,682,360
American Century VP Inflation Protection Fund Class II	330,732	31,495	299,237	328,089	59,299	268,790
Dreyfus Appreciation Portfolio Service Class	2,179	1,219,518	(1,217,339)	159,430	39,259	120,171
Ivy VIP Mid Cap Growth Fund (formerly the Ivy Funds VIP Mid Cap Growth Fund)	1,521,147	288,722	1,232,425	2,831,718	206,418	2,625,300
Ivy VIP Global Bond Fund (formerly the Ivy Funds VIP Global Bond Fund)	161,393	22,572	138,821	264,553	13,085	251,468
Ivy VIP High Income Fund (formerly the Ivy Funds VIP High Income Fund)	266,926	35,071	231,855	262,375	49,718	212,657
Putnam VT Equity Income Fund Class IB	655,471	161,452	494,019	1,551,253	123,170	1,428,083
Putnam VT Absolute Return 500 Fund Class IB	49,316	24,240	25,076	114,686	3,178	111,508
Putnam VT Small Cap Value Fund Class IB	247,506	16,866	230,640	150,233	13,113	137,120
Putnam VT Investors Fund Class IB	8,347,189	246,660	8,100,529	2,989,735	16,055	2,973,680
ALPS/Alerian Energy Infrastructure Portfolio Class III	99,458	15,353	84,105	120,295	17,688	102,607
ALPS/Red Rocks Listed Private Equity Portfolio Class III	73,074	5,038	68,036	124,884	166	124,718
Deutsche Alternative Asset Allocation VIP Class B	5,614	638	4,976	23,014	292	22,722
Janus Aspen Enterprise Portfolio Service Shares	198,037	36,478	161,559	214,296	11,389	202,907
Janus Aspen Global Technology Portfolio Service Shares	5,594,875	221,310	5,373,565	109,231	8,629	100,602
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	68,214	10,291	57,923	384,021	1,646	382,375
ClearBridge Variable Small Cap Growth Portfolio Class II	361,117	33,712	327,405	194,890	12,356	182,534

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

	2016			2015
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	34,289	4,041	30,248	77,493	1,110	76,383
Western Asset Core Plus VIT Portfolio Class II	1,597,703	66,785	1,530,918	1,714,641	19,731	1,694,910
The Merger Fund VL	58,332	7,086	51,246	136,752	7,565	129,187
Mariner Managed Futures Strategy Portfolio Class II	52,900	3,703	49,197	65,259	8,529	56,730
Guggenheim VT Multi-Hedge Strategies Fund	38,844	1,174	37,670	28,401	2,764	25,637
Guggenheim VT Long Short Equity Fund	39,624	19,540	20,084	77,004	6,479	70,525
T. Rowe Price Health Sciences Portfolio II	146,026	20,609	125,417	241,963	4,740	237,223
T. Rowe Price Blue Chip Growth Portfolio II	1,774,960	85,157	1,689,803	2,762,898	16,786	2,746,112
UIF Emerging Markets Equity Portfolio Class II	122,481	7,677	114,804	135,655	13,829	121,826
VanEck VIP Global Hard Assets Service Class	49,489	13,536	35,953	107,405	9,679	97,726
Virtus Real Estate Securities Series	169,461	6,265	163,196	78,478	6,382	72,096
Guardian Core Plus Fixed Income VIP Fund	559,374	24	559,350	—	—	—
Guardian Diversified Research VIP Fund	479,063	22	479,041	—	—	—
Guardian Growth & Income VIP Fund	385,048	59	384,989	—	—	—
Guardian Integrated Research VIP Fund	457,875	20	457,855	—	—	—
Guardian International Growth VIP Fund	142,092	6	142,086	—	—	—
Guardian International Value VIP Fund	465,365	19	465,346	—	—	—
Guardian Large Cap Disciplined Growth VIP Fund	330,074	14	330,060	—	—	—
Guardian Large Cap Disciplined Value VIP Fund	585,814	26	585,788	—	—	—
Guardian Large Cap Fundamental Growth VIP Fund	461,335	20	461,315	—	—	—
Guardian Mid Cap Relative Value VIP Fund	381,391	17	381,374	—	—	—
Guardian Mid Cap Traditional Growth VIP Fund	329,247	14	329,233	—	—	—

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)(9)	2016	16,036,012	$20.13	to	$24.76	$387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
	2015	16,700,367	18.88	to	23.01	374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
	2014	17,298,108	16.57	to	23.79	401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
	2013	19,393,149	14.91	to	21.22	402,555,127	1.30%	to	2.15%	1.25%	35.74%	to	36.91%
	2012	22,337,774	10.99	to	15.50	339,144,704	1.30%	to	2.15%	2.13%	9.86%	to	15.00%
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)(9)	2016	2,388,636	$16.58	to	$28.34	$53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
	2015	2,582,880	15.16	to	25.69	52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
	2014	2,835,392	15.33	to	25.77	57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
	2013	3,409,218	13.81	to	23.02	61,593,094	1.30%	to	2.15%	1.83%	29.18%	to	30.30%
	2012	3,735,815	10.69	to	17.67	51,372,837	1.30%	to	2.15%	2.10%	6.94%	to	14.17%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)(9)	2016	796,767	$13.22	to	$18.86	$13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
	2015	938,376	11.72	to	16.55	14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
	2014	1,023,323	12.57	to	17.57	16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
	2013	1,101,071	12.97	to	17.96	18,295,023	1.30%	to	2.30%	6.52%	4.50%	to	5.55%
	2012	1,199,788	12.41	to	17.01	19,060,033	1.30%	to	2.30%	6.53%	11.94%	to	13.07%
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)(9)	2016	25,055,415	$9.55	to	$10.88	$261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
	2015	25,256,521	9.56	to	10.80	262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
	2014	23,625,790	9.73	to	10.89	249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
	2013	21,120,905	10.88	to	10.93	225,959,614	1.30%	to	2.20%	1.78%	-1.95%	to	-1.06%
	2012	17,183,098	11.05	to	11.10	187,703,026	1.30%	to	2.20%	2.20%	0.90%	to	1.82%
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)(9)	2016	785,048	$21.78	to	$32.27	$17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
	2015	828,511	21.95	to	32.23	18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%
	2014	902,767	22.30	to	32.46	20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
	2013	932,510	20.70	to	29.86	20,544,629	1.30%	to	2.20%	0.00%	46.85%	to	48.18%
	2012	942,272	14.10	to	20.15	14,325,949	1.30%	to	2.20%	0.00%	12.97%	to	13.99%
Victory RS International VIP Series (formerly the RS International VIP Series)(9)	2016	2,522,292	$13.26	to	$19.94	$41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
	2015	2,709,520	13.35	to	19.88	44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
	2014	3,007,222	13.55	to	19.97	50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%
	2013	3,225,589	14.65	to	21.37	57,789,490	1.30%	to	2.30%	1.36%	17.36%	to	18.55%
	2012	3,589,283	12.48	to	18.03	54,372,625	1.30%	to	2.30%	1.15%	15.64%	to	16.81%
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)(9)	2016	928,128	$8.88	to	$19.34	$13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
	2015	982,551	8.15	to	17.56	13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
	2014	981,446	9.55	to	20.39	15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
	2013	865,162	10.15	to	21.45	16,679,140	1.30%	to	2.30%	0.24%	-5.68%	to	-4.73%
	2012	831,102	10.77	to	22.52	18,625,715	1.30%	to	2.30%	0.65%	10.98%	to	12.11%
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)(9)	2016	38,373,474	$12.94	to	$13.26	$478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
	2015	41,022,666	12.78	to	12.98	505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
	2014	40,659,283	10.16	to	13.11	514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
	2013	39,123,738	12.58	to	12.62	484,217,102	1.30%	to	2.20%	2.83%	-3.78%	to	-2.90%
	2012	32,627,581	12.96	to	13.11	425,023,380	1.30%	to	2.20%	3.16%	4.03%	to	4.98%
RS Money Market VIP Series(8)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	2,060,561	9.01	to	9.26	19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2013	2,136,917	9.22	to	9.38	20,761,236	1.30%	to	2.30%	0.01%	-2.28%	to	-1.29%
	2012	2,580,119	9.44	to	9.51	25,515,700	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
Gabelli Capital Asset Fund	2016	312,374	$20.42	to	$21.79	$6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
	2015	363,528	18.23	to	19.35	6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
	2014	449,020	19.34	to	21.53	9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
	2013	539,265	20.16	to	21.73	11,592,879	1.45%	to	2.20%	0.66%	34.53%	to	35.54%
	2012	601,146	14.99	to	16.03	9,538,643	1.45%	to	2.20%	1.44%	14.77%	to	15.63%
Value Line Centurion Fund	2016	68,666	$15.32	to	$16.35	$1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%
	2015	76,910	14.62	to	15.52	1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
	2014	74,386	14.75	to	15.58	1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
	2013	85,540	13.43	to	14.47	1,229,763	1.45%	to	2.20%	0.55%	28.10%	to	29.07%
	2012	86,796	10.48	to	11.21	966,622	1.45%	to	2.20%	0.00%	12.76%	to	13.61%
Value Line Strategic Asset Management Trust	2016	318,979	$17.20	to	$22.35	$6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
	2015	360,763	16.64	to	21.46	7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
	2014	390,550	16.84	to	21.55	7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
	2013	429,776	17.14	to	20.13	7,954,401	1.30%	to	2.20%	0.82%	18.97%	to	20.05%
	2012	470,238	14.41	to	16.76	7,259,655	1.30%	to	2.20%	0.64%	12.90%	to	13.93%

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Value Line VIP Equity Advantage Fund(5)	2016	187,544	$9.55	to	$9.74	$1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
	2015	71,713	8.92	to	9.00	643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II	2016	484,791	$13.58	to	$14.49	$7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
	2015	564,645	13.58	to	14.41	8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
	2014	702,718	13.22	to	13.96	9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
	2013	853,327	12.46	to	13.10	11,150,763	1.45%	to	1.95%	0.24%	37.08%	to	37.77%
	2012	1,131,076	8.89	to	9.51	10,730,693	1.45%	to	2.20%	0.00%	9.78%	to	10.61%
Invesco V.I. Value Opportunities Fund Series II	2016	68,710	$13.02	to	$13.89	$950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
	2015	105,179	11.26	to	11.95	1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
	2014	116,408	12.85	to	13.58	1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
	2013	130,526	12.32	to	12.95	1,664,876	1.45%	to	1.95%	1.20%	30.68%	to	31.34%
	2012	144,934	9.43	to	9.86	1,408,552	1.45%	to	1.95%	1.22%	15.36%	to	15.94%
Invesco V.I. Global Real Estate Fund Series II	2016	20,595	$21.49	to	$22.55	$436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
	2015	27,867	15.23	to	22.44	573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
	2014	31,647	15.82	to	23.14	668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
	2013	33,842	14.13	to	20.51	635,556	1.30%	to	2.05%	3.81%	0.34%	to	1.11%
	2012	36,764	14.08	to	20.28	676,951	1.30%	to	2.05%	0.51%	25.23%	to	26.18%
Invesco V.I. Government Securities Fund Series II	2016	227,378	$11.59	to	$12.32	$2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
	2015	258,832	11.71	to	12.37	3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%
	2014	335,094	11.94	to	12.55	4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%
	2013	417,338	11.38	to	12.26	5,087,834	1.45%	to	2.20%	3.08%	-4.98%	to	-4.26%
	2012	524,251	11.97	to	12.80	6,681,779	1.45%	to	2.20%	2.81%	-0.02%	to	0.73%
Invesco V.I. Mid Cap Core Equity Fund Series II	2016	2,920,339	$13.91	to	$21.29	$48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
	2015	3,058,145	12.56	to	19.06	46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
	2014	2,892,289	13.41	to	20.17	46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
	2013	2,329,826	14.74	to	19.62	38,266,281	1.30%	to	2.05%	0.55%	25.84%	to	26.79%
	2012	1,798,429	11.72	to	15.48	24,996,643	1.30%	to	2.05%	0.00%	8.35%	to	9.18%
Invesco V.I. Core Equity Fund Series II	2016	8,939,484	$14.14	to	$22.20	$153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
	2015	9,375,084	13.13	to	20.45	148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
	2014	8,597,858	14.28	to	22.04	149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
	2013	7,018,708	13.53	to	20.71	119,805,461	1.30%	to	2.15%	1.33%	26.17%	to	27.26%
	2012	5,318,356	12.70	to	16.27	77,121,452	1.30%	to	2.05%	1.07%	11.29%	to	12.13%
Invesco V.I. International Growth Fund Series II	2016	11,708,833	$10.49	to	$11.90	$133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
	2015	11,299,507	10.70	to	12.24	131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
	2014	10,091,560	11.13	to	12.85	120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
	2013	8,204,967	11.27	to	13.12	97,861,870	1.30%	to	2.15%	1.14%	16.17%	to	17.17%
	2012	6,692,121	9.62	to	11.29	66,459,187	1.30%	to	2.15%	1.56%	12.92%	to	13.75%
Invesco V.I. Small Cap Equity Fund Series II	2016	4,050,278	$13.59	to	$14.54	$57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
	2015	3,926,252	12.31	to	13.28	50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
	2014	3,830,575	13.24	to	14.40	53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
	2013	3,171,989	13.14	to	14.42	43,347,681	1.30%	to	2.15%	0.00%	34.15%	to	35.30%
	2012	2,726,220	9.59	to	9.71	27,058,685	1.30%	to	2.05%	0.00%	11.33%	to	12.18%
Invesco V.I. Comstock Fund Series II	2016	10,998,390	$16.09	to	$16.55	$182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%
	2015	11,117,635	13.94	to	14.45	159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
	2014	10,622,341	15.05	to	15.75	164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
	2013	9,323,630	13.98	to	14.75	133,498,348	1.30%	to	2.15%	1.50%	32.75%	to	33.89%
	2012	7,961,389	10.44	to	11.11	84,256,766	1.30%	to	2.15%	1.82%	11.11%	to	17.37%
Invesco V.I. American Value Fund Series II	2016	2,654,731	$14.81	to	$29.98	$51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
	2015	2,610,688	13.14	to	26.36	44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
	2014	2,380,756	14.81	to	29.46	46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
	2013	1,913,236	13.82	to	27.27	37,187,393	1.30%	to	2.15%	0.58%	31.06%	to	32.19%
	2012	1,374,231	13.79	to	20.63	23,119,003	1.30%	to	2.05%	0.79%	14.68%	to	15.55%

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Growth and Income Fund Series II	2016	286,572	$20.24	to	$21.60	$6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
	2015	324,636	17.28	to	18.35	5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
	2014	385,978	16.58	to	19.26	7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
	2013	473,635	16.49	to	17.77	8,328,202	1.45%	to	2.20%	1.25%	30.84%	to	31.83%
	2012	550,570	12.60	to	13.48	7,349,346	1.45%	to	2.20%	1.27%	11.84%	to	12.69%
Invesco V.I. Balanced-Risk Allocation Fund Series II(4)	2016	745,572	$10.97	to	$11.39	$8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
	2015	497,868	10.04	to	10.31	5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
	2014	86,344	10.73	to	10.90	936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
	2013	—	—		—	—	—		—	—	—		—
Alger Capital Appreciation Portfolio Class S	2016	96,948	$20.62	to	$30.65	$2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
	2015	114,050	21.06	to	30.98	3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
	2014	121,497	20.35	to	29.64	3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
	2013	131,745	18.36	to	26.47	3,229,346	1.30%	to	2.30%	0.11%	31.71%	to	33.04%
	2012	150,064	13.94	to	19.90	2,750,899	1.30%	to	2.30%	0.53%	15.19%	to	16.36%
AB VPS Growth and Income Portfolio Class B(14)	2016	21,355,202	$10.71	to	$10.77	$230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
	2015	104,550	15.54	to	17.55	1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%
	2014	121,286	15.63	to	17.56	2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%
	2013	138,569	14.59	to	16.30	2,240,775	1.45%	to	2.00%	1.16%	31.91%	to	32.64%
	2012	165,162	11.49	to	12.29	2,007,540	1.45%	to	2.20%	1.35%	14.67%	to	15.54%
AB VPS International Value Portfolio Class B(11)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	2,415,670	12.13	to	16.04	38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
	2014	2,536,870	12.10	to	15.87	39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
	2013	2,357,294	13.20	to	17.19	40,207,895	1.30%	to	2.05%	5.88%	20.22%	to	21.13%
	2012	2,585,546	10.98	to	14.19	36,462,588	1.30%	to	2.05%	1.45%	11.86%	to	12.71%
AB VPS Large Cap Growth Portfolio Class B	2016	83,781	$19.02	to	$20.29	$1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
	2015	104,869	18.95	to	20.12	2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
	2014	108,832	17.43	to	18.41	1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
	2013	131,540	15.62	to	16.41	2,149,419	1.45%	to	1.95%	0.00%	34.34%	to	35.01%
	2012	136,733	11.62	to	12.16	1,656,145	1.45%	to	1.95%	0.03%	13.86%	to	14.43%
AB VPS Global Thematic Growth Portfolio Class B	2016	81,676	$10.86	to	$11.59	$939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
	2015	94,266	11.18	to	11.87	1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
	2014	98,970	11.10	to	11.73	1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
	2013	110,879	10.80	to	11.36	1,257,681	1.45%	to	1.95%	0.02%	20.54%	to	21.14%
	2012	151,249	8.96	to	9.37	1,416,803	1.45%	to	1.95%	0.00%	11.04%	to	11.60%
AB VPS Real Estate Investment Portfolio Class B	2016	134,365	$25.21	to	$27.79	$3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
	2015	160,152	24.00	to	26.26	4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
	2014	178,485	24.38	to	26.47	4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
	2013	218,947	19.95	to	21.49	4,651,734	1.45%	to	2.20%	1.18%	1.70%	to	2.46%
	2012	254,466	19.61	to	20.98	5,262,993	1.45%	to	2.20%	0.86%	18.18%	to	19.08%
AB VPS Value Portfolio Class B	2016	69,152	$14.37	to	$15.34	$1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
	2015	75,796	13.17	to	13.98	1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
	2014	93,261	14.47	to	15.29	1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
	2013	108,980	12.99	to	14.00	1,501,275	1.45%	to	2.20%	2.06%	33.51%	to	34.51%
	2012	128,025	9.73	to	10.41	1,312,378	1.45%	to	2.20%	1.62%	13.01%	to	13.86%
AB VPS Dynamic Asset Allocation Portfolio Class B	2016	270,725	$10.70	to	$11.09	$2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%
	2015	227,325	10.56	to	10.83	2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
	2014	56,102	10.92	to	11.09	631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
	2013	4,851	11.63	to	11.70	56,734	1.40%	to	1.75%	0.26%	9.97%	to	10.37%
	2012	228	10.60	to	10.60	2,419	1.40%	to	1.40%	0.00%	6.02%	to	6.02%

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
BlackRock Capital Appreciation V.I. Fund Class III	2016	12,399,053	$13.13	to	$13.91	$179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
	2015	12,324,914	13.46	to	14.11	181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
	2014	12,873,888	12.92	to	13.41	179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
	2013	11,884,393	12.18	to	12.51	153,467,762	1.30%	to	2.30%	0.00%	30.34%	to	31.66%
	2012	10,619,105	9.34	to	9.50	102,802,174	1.30%	to	2.30%	0.88%	10.96%	to	12.09%
BlackRock Global Allocation V.I. Fund Class III	2016	331,196	$12.61	to	$15.91	$4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
	2015	333,336	12.43	to	15.53	4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
	2014	306,683	12.85	to	15.89	4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
	2013	285,179	12.91	to	15.80	4,136,077	1.30%	to	2.30%	1.21%	11.80%	to	12.93%
	2012	225,040	11.54	to	13.99	2,988,514	1.30%	to	2.30%	1.63%	7.44%	to	8.53%
BlackRock Large Cap Core V.I. Fund Class III	2016	14,833,618	$16.11	to	$23.94	$326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
	2015	15,022,652	14.93	to	22.00	304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
	2014	15,522,725	15.22	to	22.24	320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
	2013	15,699,517	13.88	to	20.10	299,475,354	1.30%	to	2.15%	0.80%	30.36%	to	31.48%
	2012	15,604,423	10.65	to	15.29	231,796,099	1.30%	to	2.15%	1.41%	6.46%	to	10.93%
BlackRock Large Cap Value V.I. Fund Class III	2016	58,806	$19.51	to	$21.95	$1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
	2015	64,566	17.60	to	19.65	1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%
	2014	67,610	18.35	to	20.34	1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%
	2013	69,254	16.77	to	18.45	1,254,036	1.30%	to	2.05%	0.95%	30.44%	to	31.43%
	2012	66,496	12.86	to	14.04	918,682	1.30%	to	2.05%	1.00%	10.94%	to	11.78%
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2016	62,691	$15.25	to	$20.39	$1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
	2015	72,208	14.85	to	19.66	1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
	2014	60,310	15.09	to	19.77	1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
	2013	60,137	14.06	to	18.24	1,074,661	1.30%	to	2.30%	2.15%	15.18%	to	16.34%
	2012	54,247	12.21	to	15.68	834,467	1.30%	to	2.30%	2.20%	10.17%	to	11.29%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2016	5,581,792	$17.03	to	$29.08	$129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
	2015	5,472,745	13.11	to	22.20	98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
	2014	4,890,601	14.30	to	24.00	99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
	2013	4,367,692	14.18	to	23.60	90,911,979	1.30%	to	2.15%	1.03%	31.17%	to	32.30%
	2012	4,283,025	10.81	to	17.84	71,165,521	1.30%	to	2.15%	0.30%	8.13%	to	9.80%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2016	14,172	$19.33	to	$25.89	$344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
	2015	17,503	17.47	to	23.31	389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
	2014	15,380	17.16	to	22.80	330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
	2013	14,306	18.35	to	24.28	325,302	1.30%	to	1.70%	0.00%	37.66%	to	38.21%
	2012	12,613	13.33	to	17.57	210,553	1.30%	to	1.70%	0.00%	9.81%	to	10.25%
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	2016	3,458	$16.68	to	$23.25	$77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
	2015	6,813	17.28	to	23.90	158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
	2014	9,271	17.42	to	23.91	212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
	2013	9,650	16.34	to	22.26	205,972	1.30%	to	2.05%	0.25%	39.10%	to	40.15%
	2012	8,871	11.75	to	15.88	137,648	1.30%	to	2.05%	0.00%	8.85%	to	9.67%
Variable Portfolio – Loomis Sayles Growth Fund Class 2	2016	20,315	$19.18	to	$25.85	$510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
	2015	22,734	18.62	to	24.83	551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
	2014	68,449	18.70	to	24.70	1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
	2013	24,364	17.53	to	22.92	548,656	1.30%	to	2.30%	0.07%	32.22%	to	33.55%
	2012	27,098	13.26	to	17.16	454,495	1.30%	to	2.30%	0.41%	9.35%	to	10.46%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2(13)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	2,101,071	19.86	to	29.66	61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
	2014	2,496,276	18.47	to	27.36	67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
	2013	2,942,125	15.07	to	22.16	64,696,941	1.30%	to	2.05%	0.00%	22.92%	to	23.85%
	2012	3,032,016	12.26	to	17.89	53,896,510	1.30%	to	2.05%	0.00%	4.84%	to	5.64%

B-83

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Davis Financial Portfolio	2016	104,808	$19.79	to	$30.60	$2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
	2015	127,804	17.68	to	27.14	2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
	2014	135,362	17.70	to	26.96	2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
	2013	152,174	16.01	to	24.20	2,338,640	1.30%	to	2.05%	0.59%	28.58%	to	29.56%
	2012	159,143	12.45	to	18.68	1,867,463	1.30%	to	2.05%	1.96%	16.39%	to	17.28%
Davis Real Estate Portfolio	2016	171,191	$16.33	to	$17.42	$2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
	2015	187,422	15.19	to	16.12	2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
	2014	210,242	15.25	to	16.09	3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
	2013	243,813	12.20	to	12.80	3,100,720	1.45%	to	2.00%	1.13%	-3.29%	to	-2.75%
	2012	316,796	12.61	to	13.16	4,143,641	1.45%	to	2.00%	1.04%	14.81%	to	15.45%
Davis Value Portfolio	2016	2,668,605	$15.99	to	$17.06	$45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
	2015	3,026,152	14.58	to	15.47	46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
	2014	3,525,875	14.64	to	15.45	54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%
	2013	4,155,682	13.84	to	14.78	61,309,555	1.45%	to	2.20%	0.83%	30.51%	to	31.49%
	2012	5,013,012	10.61	to	11.24	56,258,310	1.45%	to	2.20%	1.64%	10.60%	to	11.44%
Wells Fargo VT International Equity Fund Class 2	2016	13,970,422	$13.15	to	$16.11	$222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
	2015	13,909,740	13.00	to	15.80	217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%
	2014	14,997,304	13.04	to	15.73	234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
	2013	13,534,559	14.06	to	16.84	226,452,004	1.30%	to	2.05%	2.11%	17.08%	to	17.97%
	2012	14,382,065	12.01	to	14.27	204,218,238	1.30%	to	2.05%	1.39%	11.16%	to	12.00%
Wells Fargo VT Small Cap Value Fund Class 2(15)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	12,286	12.30	to	18.09	215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
	2014	14,376	14.05	to	20.51	273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
	2013	14,860	13.73	to	19.89	275,268	1.30%	to	2.05%	0.71%	12.41%	to	13.26%
	2012	13,529	12.22	to	17.56	220,604	1.30%	to	2.05%	0.99%	11.66%	to	12.51%
Fidelity VIP Balanced Portfolio Service Class 2	2016	203,741	$16.61	to	$18.31	$3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
	2015	224,748	15.88	to	17.37	3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
	2014	279,268	16.63	to	17.56	4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
	2013	297,393	15.42	to	16.20	4,786,939	1.45%	to	2.00%	1.31%	16.91%	to	17.55%
	2012	314,406	13.19	to	13.78	4,307,180	1.45%	to	2.00%	1.42%	12.53%	to	13.15%
Fidelity VIP Contrafund Portfolio Service Class 2	2016	24,709,054	$20.99	to	$27.77	$542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
	2015	24,749,023	19.92	to	26.12	518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
	2014	24,226,790	15.03	to	26.35	527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
	2013	24,584,227	18.57	to	23.91	502,081,956	1.30%	to	2.20%	0.84%	28.09%	to	29.25%
	2012	24,255,984	14.50	to	18.50	398,331,959	1.30%	to	2.20%	1.23%	13.59%	to	14.63%
Fidelity VIP Equity-Income Portfolio Service Class 2	2016	1,037,579	$16.51	to	$18.20	$18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
	2015	1,253,592	14.34	to	15.69	19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
	2014	1,362,045	15.31	to	16.62	22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
	2013	1,611,682	14.43	to	15.55	24,931,887	1.45%	to	2.20%	2.21%	25.03%	to	25.97%
	2012	1,888,451	11.54	to	12.34	23,203,106	1.45%	to	2.20%	2.82%	14.49%	to	15.35%
Fidelity VIP Growth Portfolio Service Class 2	2016	115,370	$17.72	to	$18.24	$2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
	2015	135,519	17.88	to	18.51	2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
	2014	146,808	16.97	to	17.66	2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
	2013	139,419	15.51	to	16.23	2,174,741	1.45%	to	2.00%	0.05%	33.29%	to	34.03%
	2012	160,164	11.57	to	12.18	1,863,505	1.45%	to	2.00%	0.35%	12.12%	to	12.74%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2016	4,625,402	$10.81	to	$13.44	$63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
	2015	5,229,295	10.57	to	13.03	69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
	2014	5,924,921	10.88	to	13.32	80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
	2013	6,639,957	10.52	to	12.78	86,469,680	1.30%	to	2.05%	2.25%	-4.07%	to	-3.34%
	2012	6,202,863	10.96	to	13.22	83,683,726	1.30%	to	2.05%	2.14%	3.44%	to	4.23%
Fidelity VIP Mid Cap Portfolio Service Class 2	2016	9,046,689	$17.69	to	$27.73	$244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
	2015	9,451,697	16.18	to	25.11	231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
	2014	10,197,269	16.83	to	25.86	257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
	2013	10,857,193	16.25	to	24.71	261,861,424	1.30%	to	2.30%	0.27%	32.76%	to	34.10%
	2012	12,376,223	12.24	to	18.42	223,101,783	1.30%	to	2.30%	0.42%	11.93%	to	13.07%

B-84

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Overseas Portfolio Service Class 2	2016	15,065	$13.01	to	$17.04	$250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%
	2015	15,907	14.05	to	18.22	282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
	2014	18,005	13.92	to	17.87	317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
	2013	16,885	15.54	to	19.74	328,444	1.30%	to	2.30%	1.11%	27.19%	to	28.47%
	2012	19,212	12.22	to	15.37	289,739	1.30%	to	2.30%	1.77%	17.62%	to	18.81%
Fidelity VIP Government Money Market Portfolio Service Class 2(6)(8)	2016	2,170,573	$9.62	to	$9.81	$21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
	2015	1,850,002	9.84	to	9.91	18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%
Fidelity VIP Growth Opportunities Portfolio Service Class 2(4)	2016	1,308,017	$13.05	to	$13.55	$17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
	2015	847,218	13.31	to	13.67	11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%
	2014	211,294	12.90	to	13.11	2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
	2013	—	—		—	—	—		—	—	—		—
Templeton Global Bond VIP Fund Class 2	2016	684,498	$11.03	to	$14.02	$8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
	2015	731,145	10.97	to	13.80	8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
	2014	731,345	11.73	to	14.61	9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
	2013	637,899	11.79	to	14.54	8,600,023	1.30%	to	2.30%	4.75%	-0.70%	to	0.31%
	2012	501,332	11.87	to	14.49	6,989,934	1.30%	to	2.30%	6.29%	12.43%	to	13.57%
Templeton Growth VIP Fund Class 2	2016	244,707	$15.63	to	$20.70	$3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
	2015	302,510	14.56	to	19.13	4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
	2014	372,367	15.89	to	20.72	5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
	2013	457,066	16.69	to	21.61	7,433,641	1.30%	to	2.05%	2.68%	28.15%	to	29.12%
	2012	529,286	13.03	to	16.73	6,665,531	1.30%	to	2.05%	2.02%	18.59%	to	19.49%
Templeton Foreign VIP Fund Class 2(11)	2016	13,144,477	$10.25	to	$14.72	$181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
	2015	8,370,186	14.04	to	14.43	120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
	2014	5,437,717	15.34	to	15.65	84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
	2013	3,181,575	17.64	to	17.86	56,750,746	1.40%	to	2.15%	2.26%	20.34%	to	21.25%
	2012	1,665,256	14.66	to	14.73	24,516,188	1.40%	to	2.15%	0.04%	24.61%	to	25.15%
Franklin Income VIP Fund Class 2	2016	263,735	$14.17	to	$20.61	$5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
	2015	297,468	12.72	to	18.31	5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
	2014	308,165	14.00	to	19.96	5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
	2013	304,996	13.70	to	19.33	5,535,070	1.30%	to	2.30%	6.27%	11.33%	to	12.46%
	2012	275,017	12.30	to	17.19	4,433,580	1.30%	to	2.30%	6.58%	10.07%	to	11.18%
Franklin Mutual Shares VIP Fund Class 2	2016	144,990	$17.48	to	$22.95	$2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
	2015	170,404	15.37	to	20.04	3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
	2014	173,069	16.51	to	21.36	3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
	2013	176,303	15.73	to	20.20	3,171,049	1.30%	to	2.05%	2.11%	25.64%	to	26.59%
	2012	170,366	12.52	to	15.96	2,422,055	1.30%	to	2.05%	2.21%	11.90%	to	12.76%
Franklin U.S. Government Securities VIP Fund Class 2	2016	27,347,898	$9.33	to	$10.78	$280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
	2015	27,545,334	9.47	to	10.85	285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
	2014	25,559,996	9.63	to	10.94	269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
	2013	22,937,218	9.52	to	10.72	239,244,408	1.30%	to	2.15%	2.75%	-4.33%	to	-3.51%
	2012	18,130,883	9.96	to	11.11	198,074,022	1.30%	to	2.15%	2.63%	-0.45%	to	0.56%
Franklin Rising Dividends VIP Fund Class 2	2016	672,352	$18.80	to	$20.72	$13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
	2015	844,435	16.56	to	18.12	15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
	2014	1,054,856	17.57	to	19.08	19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
	2013	1,425,959	16.52	to	17.81	25,195,156	1.45%	to	2.20%	1.56%	26.85%	to	27.81%
	2012	1,647,531	13.03	to	13.93	22,791,754	1.45%	to	2.20%	1.63%	9.51%	to	10.33%
Franklin Small Cap Value VIP Fund Class 2	2016	3,458,316	$21.58	to	$31.60	$100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
	2015	4,055,365	16.97	to	24.59	91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
	2014	4,166,358	18.75	to	26.90	102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
	2013	4,259,105	19.08	to	27.10	105,822,044	1.30%	to	2.30%	1.33%	33.12%	to	34.47%
	2012	5,104,724	14.33	to	20.16	94,256,213	1.30%	to	2.30%	0.80%	15.67%	to	16.84%

B-85

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Franklin Growth & Income VIP Fund Class 2(4)	2016	1,882,867	$12.84	to	$13.33	$24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%
	2015	1,169,369	11.75	to	12.06	13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
	2014	297,507	12.10	to	12.30	3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
	2013	—	—		—	—	—		—	—	—		—
MFS Total Return Bond Series Service Class	2016	10,175,051	$10.19	to	$10.94	$108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
	2015	9,666,177	10.01	to	10.66	100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
	2014	8,200,358	10.29	to	10.86	87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2013	6,875,481	9.95	to	10.42	71,095,013	1.30%	to	2.15%	1.18%	-3.40%	to	-2.57%
	2012	4,835,777	10.30	to	10.70	51,933,636	1.30%	to	2.15%	2.97%	3.05%	to	5.66%
MFS Core Equity Portfolio Service Class	2016	14,966	$19.06	to	$20.01	$299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
	2015	15,727	17.46	to	18.29	287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%
	2014	17,984	17.85	to	18.63	334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
	2013	20,085	16.37	to	17.04	341,689	1.45%	to	1.75%	0.78%	31.89%	to	32.28%
	2012	21,739	12.41	to	12.88	279,579	1.45%	to	1.75%	0.49%	13.92%	to	14.26%
MFS Growth Series Service Class	2016	85,193	$20.56	to	$28.56	$2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
	2015	127,194	20.59	to	28.32	3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
	2014	108,884	19.64	to	26.74	2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
	2013	116,373	18.49	to	24.92	2,476,908	1.30%	to	2.30%	0.12%	33.37%	to	34.72%
	2012	127,483	13.87	to	18.50	1,985,323	1.30%	to	2.30%	0.00%	14.39%	to	15.55%
MFS Investors Trust Series Service Class	2016	17,163	$18.76	to	$20.48	$349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
	2015	32,565	17.63	to	19.18	621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
	2014	42,139	17.52	to	19.48	816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
	2013	56,613	16.15	to	17.85	1,006,251	1.45%	to	2.00%	0.95%	29.12%	to	29.83%
	2012	64,325	12.51	to	13.75	880,633	1.45%	to	2.00%	0.75%	16.46%	to	17.11%
MFS New Discovery Series Service Class(7)	2016	1,806,592	$22.39	to	$23.18	$41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
	2015	1,565,971	21.03	to	21.61	33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
	2014	1,167,687	17.92	to	18.93	25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
	2013	133,145	19.27	to	20.76	2,846,991	1.45%	to	2.20%	0.00%	38.13%	to	39.17%
	2012	122,067	13.95	to	14.92	1,891,562	1.45%	to	2.20%	0.00%	18.25%	to	19.14%
MFS Strategic Income Portfolio Service Class	2016	29,259	$13.99	to	$14.93	$435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
	2015	31,021	13.21	to	14.02	433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
	2014	42,385	13.75	to	14.53	613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
	2013	73,430	13.28	to	14.32	1,047,497	1.45%	to	2.20%	10.65%	-0.96%	to	-0.22%
	2012	99,786	13.41	to	14.35	1,428,240	1.45%	to	2.20%	5.48%	8.18%	to	9.00%
MFS Total Return Series Service Class	2016	606,454	$15.27	to	$16.83	$10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
	2015	724,763	14.35	to	15.70	11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
	2014	883,914	14.76	to	16.02	14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
	2013	1,149,595	13.94	to	15.02	17,147,537	1.45%	to	2.20%	1.62%	16.14%	to	17.02%
	2012	1,310,038	12.00	to	12.84	16,700,972	1.45%	to	2.20%	2.50%	8.50%	to	9.32%
MFS Utilities Series Service Class	2016	4,843,625	$13.07	to	$21.80	$88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
	2015	5,188,134	12.01	to	19.86	86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
	2014	4,400,070	14.40	to	23.60	88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
	2013	4,119,789	13.08	to	21.26	77,699,797	1.30%	to	2.15%	2.17%	17.64%	to	18.65%
	2012	3,620,735	11.12	to	17.92	60,718,370	1.30%	to	2.15%	6.55%	11.21%	to	11.74%
MFS Value Series Service Class	2016	48,192	$20.40	to	$25.99	$1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
	2015	53,903	18.31	to	23.15	1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
	2014	54,424	18.87	to	23.68	1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
	2013	63,611	17.48	to	21.77	1,303,258	1.30%	to	2.05%	1.06%	32.83%	to	33.83%
	2012	54,541	13.16	to	16.26	833,554	1.30%	to	2.05%	1.47%	13.51%	to	14.37%
MFS Technology Portfolio Service Class	2016	2,016,435	$12.40	to	$12.84	$25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
	2015	2,159,542	11.70	to	12.02	25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
	2014	2,202,438	10.81	to	11.03	24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
	2013	1,574,466	10.01	to	10.13	15,933,171	1.40%	to	2.15%	0.00%	31.84%	to	32.84%
	2012	828,794	7.59	to	7.63	6,318,445	1.40%	to	2.15%	0.00%	9.59%	to	10.07%

B-86

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS New Discovery Portfolio Service Class(7)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	—	—		—	—	—		—	—	—		—
	2013	640,152	24.25	to	24.55	15,696,108	1.40%	to	2.15%	0.00%	38.05%	to	39.10%
	2012	354,994	17.57	to	17.65	6,262,296	1.40%	to	2.15%	0.00%	17.08%	to	17.59%
MFS International Value Portfolio Service Class(4)	2016	589,930	$11.67	to	$12.12	$7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%
	2015	434,063	11.48	to	11.79	5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
	2014	110,416	11.03	to	11.20	1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
	2013	—	—		—	—	—		—	—	—		—
MFS Blended Research Core Equity Portfolio Service Class(6)	2016	4,367,855	$10.15	to	$10.28	$44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
	2015	2,806,600	9.62	to	9.64	27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%
Oppenheimer Capital Appreciation Fund/VA Service Class	2016	3,526,468	$18.24	to	$25.04	$87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
	2015	3,452,198	19.08	to	26.00	88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%
	2014	3,828,972	18.86	to	25.51	96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
	2013	4,371,047	16.73	to	22.45	97,400,168	1.30%	to	2.05%	0.74%	26.78%	to	27.75%
	2012	4,727,867	13.19	to	17.57	82,586,656	1.30%	to	2.05%	0.39%	11.48%	to	12.32%
Oppenheimer International Growth Fund/VA Service Class	2016	485,183	$10.10	to	$10.49	$5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
	2015	366,791	10.60	to	10.89	4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
	2014	186,807	10.67	to	14.77	2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
	2013	65,923	16.25	to	23.36	1,442,123	1.30%	to	2.05%	1.07%	23.14%	to	24.08%
	2012	66,611	13.19	to	18.82	1,172,342	1.30%	to	2.05%	1.26%	19.19%	to	20.10%
Oppenheimer Main Street Small Cap Fund/VA Service Class	2016	10,651,771	$21.55	to	$34.03	$265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
	2015	9,820,343	18.75	to	29.30	217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
	2014	8,472,725	20.43	to	31.62	214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
	2013	7,774,495	18.73	to	28.69	188,902,323	1.30%	to	2.30%	0.70%	37.41%	to	38.80%
	2012	7,757,161	13.63	to	20.67	145,964,487	1.30%	to	2.30%	0.33%	14.97%	to	16.14%
Oppenheimer Global Strategic Income Fund/VA Service Class	2016	24,760,921	$10.42	to	$14.92	$328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
	2015	25,137,865	10.02	to	14.23	323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
	2014	23,031,828	10.50	to	14.78	314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
	2013	21,210,065	10.47	to	14.61	292,268,359	1.30%	to	2.15%	4.51%	-2.50%	to	-1.66%
	2012	17,409,428	10.74	to	14.86	250,260,062	1.30%	to	2.15%	5.59%	7.40%	to	11.67%
PIMCO Low Duration Portfolio Advisor Class	2016	201,863	$9.75	to	$11.65	$2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
	2015	216,914	9.83	to	11.65	2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
	2014	246,884	10.01	to	11.78	2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
	2013	298,436	10.15	to	11.84	3,474,826	1.30%	to	2.05%	1.35%	-2.27%	to	-1.53%
	2012	288,693	10.38	to	12.03	3,420,427	1.30%	to	2.05%	1.79%	3.58%	to	4.37%
PIMCO Real Return Portfolio Advisor Class	2016	165,653	$10.24	to	$13.21	$2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
	2015	181,788	9.97	to	12.74	2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
	2014	213,050	10.50	to	13.28	2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
	2013	245,515	10.43	to	13.06	3,110,889	1.30%	to	2.30%	1.25%	-11.38%	to	-10.49%
	2012	309,408	11.77	to	14.59	4,395,331	1.30%	to	2.30%	0.98%	6.16%	to	7.24%
PIMCO Total Return Portfolio Advisor Class	2016	44,812,493	$10.50	to	$13.06	$526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
	2015	48,688,308	10.47	to	12.90	566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
	2014	47,577,236	10.68	to	13.03	563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
	2013	40,380,571	10.49	to	12.67	475,557,218	1.30%	to	2.30%	2.13%	-4.30%	to	-3.33%
	2012	29,423,799	10.97	to	13.11	370,012,386	1.30%	to	2.30%	2.46%	6.98%	to	8.07%

B-87

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
PIMCO VIT Balanced Allocation Portfolio Advisor Class (formerly the PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class)(4)	2016	134,787	$10.15	to	$10.54	$1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
	2015	98,189	9.87	to	10.14	988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
	2014	31,339	10.27	to	10.38	323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
	2013	—	—		—	—	—		—	—	—		—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class(4)	2016	189,522	$9.72	to	$10.09	$1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%
	2015	106,840	9.50	to	9.74	1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
	2014	42,523	9.87	to	10.02	422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
	2013	—	—		—	—	—		—	—	—		—
Pioneer Disciplined Value VCT Portfolio Class II(14)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	12,015,558	15.08	to	17.94	213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%
	2014	12,257,363	16.29	to	19.23	233,929,161	1.30%	to	2.05%	1.10%	7.37%	to	8.18%
	2013	13,113,773	15.17	to	17.77	231,601,866	1.30%	to	2.05%	1.50%	25.97%	to	26.92%
	2012	13,836,313	12.04	to	14.00	192,762,698	1.30%	to	2.05%	1.02%	8.33%	to	9.16%
Pioneer Equity Income VCT Portfolio Class II	2016	11,083,830	$21.28	to	$26.96	$195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
	2015	10,553,098	18.22	to	22.86	157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
	2014	7,674,043	18.61	to	23.11	116,331,774	1.30%	to	2.30%	2.83%	10.18%	to	11.30%
	2013	5,444,618	16.89	to	20.76	74,389,714	1.30%	to	2.30%	2.44%	25.89%	to	27.16%
	2012	2,887,098	13.41	to	16.33	31,103,228	1.30%	to	2.30%	7.12%	7.45%	to	8.54%
Pioneer Fund VCT Portfolio Class II	2016	2,514	$18.63	to	$23.90	$57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
	2015	2,617	17.35	to	22.09	55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
	2014	5,570	17.78	to	22.47	108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
	2013	2,511	16.39	to	20.55	49,222	1.30%	to	2.05%	1.04%	30.27%	to	31.26%
	2012	2,190	12.58	to	15.66	32,486	1.30%	to	2.05%	1.20%	7.70%	to	8.52%
Pioneer Mid Cap Value VCT Portfolio Class II	2016	7,878,991	$18.44	to	$24.74	$193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
	2015	8,246,654	16.24	to	21.56	176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
	2014	8,481,034	17.75	to	23.33	196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
	2013	9,244,443	15.82	to	20.59	189,145,081	1.30%	to	2.30%	0.75%	29.72%	to	31.03%
	2012	10,320,081	12.20	to	15.71	161,334,679	1.30%	to	2.30%	0.86%	8.28%	to	9.38%
Pioneer Bond VCT Portfolio Class II(4)	2016	5,188,812	$10.41	to	$10.81	$52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
	2015	2,719,533	10.23	to	10.50	27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
	2014	196,921	10.43	to	10.60	2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
	2013	—	—		—	—	—		—	—	—		—
American Century VP Mid Cap Value Fund Class II	2016	5,809,086	$15.19	to	$24.47	$137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
	2015	5,280,039	12.50	to	20.38	105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
	2014	3,597,679	12.83	to	21.16	75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
	2013	2,440,544	18.60	to	18.82	45,890,758	1.40%	to	2.15%	1.11%	27.12%	to	28.08%
	2012	1,311,816	14.63	to	14.70	19,273,105	1.40%	to	2.15%	2.32%	13.99%	to	14.49%
American Century VP Inflation Protection Fund Class II(4)	2016	777,179	$9.62	to	$9.99	$7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
	2015	477,942	9.41	to	9.67	4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
	2014	209,152	9.85	to	10.01	2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
	2013	—	—		—	—	—		—	—	—		—
Dreyfus Appreciation Portfolio Service Class(12)	2016	—	$—		$—	$—	—		—	—	—		—
	2015	1,217,339	48.04	to	49.36	59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
	2014	1,097,168	50.46	to	51.45	56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
	2013	767,263	47.82	to	48.40	37,093,736	1.40%	to	2.15%	1.81%	18.24%	to	19.13%
	2012	371,673	40.44	to	40.62	15,093,885	1.40%	to	2.15%	2.82%	8.40%	to	8.87%

B-88

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Ivy VIP Mid Cap Growth Fund (formerly the Ivy Funds VIP Mid Cap Growth Fund)	2016	9,800,311	$10.83	to	$11.21	$109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
	2015	8,567,886	10.43	to	10.72	91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
	2014	5,942,586	11.31	to	11.54	68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
	2013	3,961,211	10.72	to	10.85	42,914,679	1.40%	to	2.15%	0.00%	27.15%	to	28.12%
	2012	2,044,764	8.43	to	8.47	17,305,970	1.40%	to	2.15%	0.00%	13.45%	to	13.94%
Ivy VIP Global Bond Fund (formerly the Ivy Funds VIP Global Bond Fund)(4)	2016	478,173	$9.99	to	$10.37	$4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
	2015	339,352	9.53	to	9.78	3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
	2014	87,884	10.00	to	10.15	887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
	2013	—	—		—	—	—		—	—	—		—
Ivy VIP High Income Fund (formerly the Ivy Funds VIP High Income Fund)(4)	2016	639,274	$10.93	to	$11.35	$7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
	2015	407,419	9.61	to	9.87	3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
	2014	194,762	10.49	to	10.66	2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Equity Income Fund Class IB	2016	5,310,015	$23.39	to	$24.22	$128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
	2015	4,815,996	21.04	to	21.62	103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%
	2014	3,387,913	22.17	to	22.61	76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
	2013	2,447,855	20.11	to	20.35	49,771,321	1.40%	to	2.15%	1.58%	29.58%	to	30.56%
	2012	1,323,727	15.52	to	15.59	20,629,829	1.40%	to	2.15%	0.00%	19.80%	to	20.32%
Putnam VT Absolute Return 500 Fund Class IB(4)	2016	154,673	$9.92	to	$10.30	$1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%
	2015	129,597	10.06	to	10.33	1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
	2014	18,089	10.33	to	10.49	189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Small Cap Value Fund Class IB(4)	2016	463,649	$13.79	to	$14.31	$6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
	2015	233,009	11.04	to	11.34	2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
	2014	95,889	11.77	to	11.96	1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Investors Fund Class IB(6)(12)	2016	11,074,209	$10.23	to	$10.36	$114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
	2015	2,973,680	9.35	to	9.38	27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III(4)	2016	251,997	$10.18	to	$10.57	$2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
	2015	167,892	7.38	to	7.58	1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
	2014	65,285	12.15	to	12.34	801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
	2013	—	—		—	—	—		—	—	—		—
ALPS/Red Rocks Listed Private Equity Portfolio Class III(5)	2016	192,754	$9.99	to	$10.20	$1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
	2015	124,718	9.46	to	9.54	1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
Deutsche Alternative Asset Allocation VIP Class B(4)	2016	50,969	$9.67	to	$10.04	$507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
	2015	45,993	9.41	to	9.66	441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
	2014	23,271	10.39	to	10.44	242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Enterprise Portfolio Service Shares(4)	2016	515,979	$14.11	to	$14.65	$7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
	2015	354,420	12.86	to	13.20	4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
	2014	151,513	12.65	to	12.85	1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Global Technology Portfolio Service Shares(4)(13)	2016	5,497,110	$14.90	to	$15.47	$62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
	2015	123,545	13.37	to	13.73	1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
	2014	22,943	13.06	to	13.25	302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
	2013	—	—		—	—	—		—	—	—		—

B-89

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(4)	2016	466,166	$11.06	to	$11.48	$5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
	2015	408,243	10.93	to	11.22	4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
	2014	25,868	11.26	to	11.39	293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%
	2013	—	—		—	—	—		—	—	—		—
ClearBridge Variable Small Cap Growth Portfolio Class II(4)	2016	604,174	$11.83	to	$12.28	$7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
	2015	276,769	11.45	to	11.76	3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%
	2014	94,235	12.25	to	12.45	1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
	2013	—	—		—	—	—		—	—	—		—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(4)	2016	124,782	$10.23	to	$10.60	$1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%
	2015	94,534	10.49	to	10.76	1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
	2014	18,151	11.37	to	11.50	207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
	2013	—	—		—	—	—		—	—	—		—
Western Asset Core Plus VIT Portfolio Class II(6)	2016	3,225,828	$9.90	to	$9.97	$32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
	2015	1,694,910	9.68	to	9.70	16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL(4)	2016	224,033	$9.86	to	$10.23	$2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
	2015	172,787	9.83	to	10.09	1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
	2014	43,600	10.12	to	10.29	446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
	2013	—	—		—	—	—		—	—	—		—
Mariner Managed Futures Strategy Portfolio Class II(4)	2016	137,499	$8.62	to	$8.95	$1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
	2015	88,302	9.58	to	9.84	862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
	2014	31,572	10.48	to	10.65	334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Multi-Hedge Strategies Fund(4)	2016	91,588	$9.87	to	$10.25	$928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
	2015	53,918	10.13	to	10.40	556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
	2014	28,281	10.15	to	10.31	290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Long Short Equity Fund(4)	2016	127,675	$10.60	to	$11.00	$1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
	2015	107,591	10.75	to	11.04	1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
	2014	37,066	10.84	to	11.01	406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
	2013	—	—		—	—	—		—	—	—		—
T. Rowe Price Health Sciences Portfolio II(4)	2016	423,487	$15.16	to	$15.74	$6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
	2015	298,070	17.34	to	17.81	5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
	2014	60,847	15.74	to	15.99	967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
	2013	—	—		—	—	—		—	—	—		—
T.Rowe Price Blue Chip Growth Portfolio II(6)	2016	4,435,915	$9.93	to	$10.04	$44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
	2015	2,746,112	10.10	to	10.13	27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
UIF Emerging Markets Equity Portfolio Class II(4)	2016	327,045	$8.84	to	$9.18	$2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
	2015	212,241	8.47	to	8.70	1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
	2014	90,415	9.70	to	9.84	885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
	2013	—	—		—	—	—		—	—	—		—
VanEck VIP Global Hard Assets Service Class(4)	2016	194,415	$8.21	to	$8.53	$1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
	2015	158,462	5.85	to	6.00	942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%
	2014	60,736	8.99	to	9.14	552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
	2013	—	—		—	—	—		—	—	—		—
Virtus Real Estate Securities Series(4)	2016	283,542	$12.93	to	$13.42	$3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%
	2015	120,346	12.36	to	12.69	1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
	2014	48,250	12.33	to	12.52	601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
	2013	—	—		—	—	—		—	—	—		—
Guardian Core Plus Fixed Income VIP Fund(10)	2016	559,350	$9.68	to	$9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	to	-3.16%

B-90

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Diversified Research VIP Fund(10)	2016	479,041	$10.32	to	$10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	to	3.21%
Guardian Growth & Income VIP Fund(10)	2016	384,989	$10.64	to	$10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	to	6.50%
Guardian Integrated Research VIP Fund(10)	2016	457,855	$10.19	to	$10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	to	1.92%
Guardian International Growth VIP Fund(10)	2016	142,086	$9.57	to	$9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%	to	-4.25%
Guardian International Value VIP Fund(10)	2016	465,346	$9.58	to	$9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%	to	-4.15%
Guardian Large Cap Disciplined Growth VIP Fund(10)	2016	330,060	$9.80	to	$9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%	to	-1.96%
Guardian Large Cap Disciplined Value VIP Fund(10)	2016	585,788	$10.73	to	$10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%	to	7.29%
Guardian Large Cap Fundamental Growth VIP Fund(10)	2016	461,315	$10.14	to	$10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%	to	1.42%
Guardian Mid Cap Relative Value VIP Fund(10)	2016	381,374	$10.76	to	$10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%	to	7.59%
Guardian Mid Cap Traditional Growth VIP Fund(10)	2016	329,233	$9.94	to	$9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%	to	-0.57%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations December 9, 2013.
(5)	Portfolio commenced operations February 9, 2015
(6)	Portfolio commenced operations May 1, 2015
(7)	MFS New Discovery Portfolio was merged into the MFS New Discovery Series effective after the close of business on August 8, 2014.
(8)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(9)	Refer to Note 4 of the Notes to Financial Statements.
(10)	Portfolio commenced operations September 1, 2016. Refer to Note 4 of the Notes to Financial Statements.
(11)

As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS International Value Portfolio Class B was transferred to the Templeton Foreign VIP Fund Class 2.

(12)

As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was transferred to the Putnam VT Investors Fund IB.

(13)

As of April 29, 2016, the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was transferred to the Janus Aspen Global Technology Portfolio Service Shares.

B-91

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (continued)

(14)

As of April 29, 2016, the Pioneer Disciplined Value VCT Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Pioneer Disciplined Value VCT Portfolio Class II was transferred to the AB VPS Growth & Income Portfolio Class B.

(15)	As of April 29, 2016, the Wells Fargo VT Small Cap Value Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract.

B-92

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment options constituting The Guardian Separate Account R listed in Note 1 as of December 31, 2016 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlining fund companies provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 15, 2017

B-93

[This page intentionally left blank.]

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2016 and 2015

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2016	2015
Admitted assets
Bonds	$2,855	$2,762
Common stocks	101	—
Mortgage loans	314	227
Policy loans	82	121
Other invested assets	33	32
Cash, cash equivalents and short-term investments	126	32
Receivable for securities	7	11

Total invested assets	3,518	3,185

Due and accrued investment income	31	30
Net deferred tax asset	34	14
Income tax receivable	10	—
Other assets	19	24
Separate accounts assets	13,171	12,633

Total admitted assets	$16,783	$15,886

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,378	$3,091
Intercompany borrowed funds	148	105
Asset valuation reserve	29	21
Due to parent and affiliates	12	15
Income tax payable	—	4
Payable for securities	17	8
Other liabilities	46	39
Transfers from separate account due or accrued	(275)	(287)
Separate accounts liabilities	13,168	12,630

Total liabilities	16,523	15,626

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	482	382
Unassigned deficit	(224)	(124)

Total capital and surplus	260	260

Total liabilities, capital and surplus	$16,783	$15,886

See notes to statutory basis financial statements.

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2016	2015
Revenues
Premiums and annuity considerations
Direct	$1,342	$1,718
Ceded	(2,305)	(39)

Net premiums and annuity considerations	(963)	1,679
Reserve adjustments on reinsurance ceded	1,947	(27)
Net investment income	113	97
Service fees	321	313
Commissions and expense allowances on reinsurance ceded and other income	(14)	7

Total revenues	1,404	2,069

Benefits and expenses
Policyholder benefits	1,342	1,721
Net transfers (from) to separate accounts	(229)	66
General insurance expenses	104	117
Commissions and other expenses	120	143

Total benefits and expenses	1,337	2,047

Gain from operations before federal income taxes and realized capital losses from investments	67	22
Federal income tax benefit	(37)	(29)

Gain from operations, net of federal income taxes and before net realized capital losses	104	51
Net realized capital losses, net of tax and transfers to IMR	(244)	(75)

Net loss	$(140)	$(24)

See notes to statutory basis financial statements.

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2016	2015

Beginning of year balance	$260	$227

Adjustments to surplus
Net loss	(140)	(24)
Change in net unrealized capital gains, net of tax	2	8
Change in non-admitted assets	(9)	(13)
Change in net deferred taxes	31	19
Change in asset valuation reserve	(8)	(2)
Additional paid-in capital and contributed surplus	100	50
Gain in surplus as a result of reinsurance, net of tax	30	—
Prior year correction	(6)	(5)

Net adjustments to surplus	—	33

End of year balance	$260	$260

See notes to statutory basis financial statements.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2016	2015
Cash flows from operating activities
Net premiums and annuity considerations	$1,212	$1,679
Investment income received	121	106
Service fees and other income received	310	310
Benefits and loss related payments	(1,251)	(1,299)
Net transfers from (to) separate accounts	240	(90)
Commissions, expenses and taxes paid	(223)	(258)
Federal income taxes recovered	29	46
Other	23	4

Net cash provided by operating activities	461	498

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	436	344
Derivatives, brokers and miscellaneous applications	27	21
Mortgage loans	8	6

Proceeds from investments sold or matured	471	371

Cost of investments acquired:
Bonds	537	650
Common stocks	100	—
Mortgage loans	94	105
Other invested assets	6	7
Derivatives, brokers and miscellaneous applications	250	87

Cost of investments acquired	987	849

Net (decrease) increase in policy loans, net of repayments	(39)	1

Net cash used in investing activities	(477)	(479)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	50
Intercompany borrowed funds	43	(72)
Net deposits on deposit-type contracts and other insurance liabilities	(33)	8

Net cash provided (used) by financing and miscellaneous activities	110	(14)

Net increase in cash, cash equivalents and short-term investments	94	5
Cash, cash equivalents and short-term investments, beginning of year	32	27

Cash, cash equivalents and short-term investments, end of year	$126	$32

See notes to statutory basis financial statements.

B-99

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance (See Note 7). In addition, GIAC entered into a transition services agreement, where Buyer will reimburse GIAC for certain accounting, IT, and other administrative services to the Buyer.

On July 29, 2016, Guardian sold its equity investment in RS Investments Management Co. LLC (“RS Investments”) to Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party. As a result of this sale, each of the RS funds was recognized into a corresponding newly-formed funds within the Victory Capital family of funds. In connection with this sale, RS Investments and RS Funds Distributor (“RSFD”) transferred by novation all of its rights and obligations to Victory Capital.

Prior to March 31, 2015, GIS operated as the distributor and underwriter for GIAC’s variable products. Effective March 31, 2015, PAS replaced GIS as the distributor and principal underwriter for GIAC’s variable products. RS Investments, a majority-owned subsidiary of GIS, served as the investment adviser on the RS Mutual Fund Family until July 29, 2016. GIS served as the sub-adviser to certain RS funds until April 30, 2015. Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, served as the sub-adviser to certain RS funds until July 29, 2016. RSFD, a wholly-owned subsidiary of RS Investments, a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, served as the sole distributor of the RS Funds until July 29, 2016.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. The sale of Group 401(k) in-force business has been approved by the Delaware Department of Insurance. There are no deviations between the NAIC and the Department as of December 31, 2016 and 2015. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $66 million and $58 million at December 31, 2016 and 2015 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of investments in subsidiaries (PAS and HSF) of $26 million and $30 million and private equities of $7 million and $2 million as of December 31, 2016 and 2015, respectively.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and reinsurance recoverables.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 5.25%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities*	1.50% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

*	Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement. (See note 1)

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

The Company issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2016 and 2015, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2016 and 2015, the Company had $555 million and $627 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $34 million and $36 million as of December 31, 2016 and 2015, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business (See Note 1 related to changes in Group 401(k) business). The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $216 million and $232 million and fees receivables of $60 million and $55 million as of December 31, 2016 and 2015, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers (from) to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2016 and 2015, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.4 million and $0.6 million as of December 31, 2016 and 2015, respectively.

Corrections:

During 2016 and 2015, the Company corrected the 2015 and 2014 income tax receivable, respectively. As such, an adjustment was made to decrease the income tax receivable by $6 million and $5 million, respectively with a charge to surplus.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to current year presentation as reflected in the Statutory Basis Statements of Operations in the revenue section.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5* NAIC designation as of December 31, 2016 and 2015.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2016 and 2015 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2016		Gains	(Losses)
		(In millions)
U.S. Government	$33	$1	$—	$34
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	11	1	—	12
Industrial and Miscellaneous	2,803	65	(33)	2,835
Hybrid	2	—	—	2

Total Bonds	$2,855	$67	$(33)	$2,889

Common stocks	$100	$2	$(1)	$101

Total Common Stock	$100	$2	$(1)	$101

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	Amortized Cost/Cost	Gross Unrealized		Estimated
December 31, 2015		Gains	(Losses)	Fair Value
		(In millions)
U.S. Government	$73	$1	$—	$74
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	12	1	—	13
Industrial and Miscellaneous	2,669	39	(71)	2,637
Hybrid	2	—	—	2

Total Bonds	$2,762	$41	$(71)	$2,732

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2016, approximately 1.2% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.8% of the portfolio at December 31, 2016.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2016
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$186	$186
Due after one year through five years	814	823
Due after five years through ten years	638	643
Due after ten years	1,025	1,043
Sinking fund bonds, mortgage-backed securities and asset-backed securities	192	194

Total	$2,855	$2,889

The net change in unrealized capital gain included in surplus for the years ended December 31, 2016 and

2015 are summarized as follows:

	2016	2015
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$7	$13
Common stocks unaffiliated	1	—
Investments in subsidiaries	(3)	—
Tax effect on unrealized capital gains	(3)	(5)

Total change in net unrealized capital gains, net of tax	$2	$8

Proceeds from sales, maturities and paydowns of investments in bonds amounted to $436 million and $344 million in 2016 and 2015, respectively. Gross gains of $3.8 million and $1.8 million and gross losses of $1.2 million and $0.3 million were realized on sales of bonds in 2016 and 2015, respectively. These amounts are pre-tax and pre-IMR.

There were no proceeds from sales of investments in common stocks in 2016. In 2015, proceeds from sales of investments in common stocks amounted to $0.1 million, gross gains of $0.1 million and gross losses $0.1 million were realized on sales of common stocks.

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2016	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$4	$—	$—	$—	$4	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	2	—	2	—
Industrial and Miscellaneous	841	(23)	138	(10)	979	(33)

Total Bonds	845	(23)	140	(10)	985	(33)
Common stocks	54	(1)	—	—	54	(1)

Total Temporarily Impaired Securities	$899	$(24)	$140	$(10)	$1,039	$(34)

December 31, 2015	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$33	$—	$2	$—	$35	$—
U.S. Special Revenue	2	—	—	—	2	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	1,343	(57)	114	(14)	1,457	(71)

Total Bonds	1,380	(57)	116	(14)	1,496	(71)

Total Temporarily Impaired Securities	$1,380	$(57)	$116	$(14)	$1,496	$(71)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and thirty securities in an unrealized loss position for greater than 12 months with a book value of $150 million and a fair value of $140 million as of December 31, 2016. There were one hundred and three securities in an unrealized loss position for greater than 12 months with a book value of $130 million and a fair value of $116 million as of December 31, 2015.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2016 and December 31, 2015, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2016 or 2015.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($103 million or 32.94% and $33 million or 10.40%) at December 31, 2016. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($69 million or 30.61% and $35 million or 15.23%) at December 31, 2015. The Company estimates the fair value of mortgage loans on real estate to be $314 million and $231 million at December 31, 2016 and December 31, 2015, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.20% and 4.41% originated during 2016. The maximum percentage of any single mortgage loan to the value of the security originated in 2016 was 64.98%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2016 and December 31, 2015.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2016 or December 31, 2015.

The following table set forth the credit quality indicators as of December 31, 2016 and December 31, 2015, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2016
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$40	$15	$—	$—	$—	$—	$55
50% - 59.99%	79	27	14	5	—	—	125
60% - 69.99%	70	7	20	22	—	—	119
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$199	$54	$34	$27	$—	$—	$314

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2015
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$51	$—	$—	$5	$—	$—	$56
50% - 59.99%	42	17	11	5	—	—	75
60% - 69.99%	53	—	16	12	—	—	81
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$156	$22	$27	$22	$—	$—	$227

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2016 and 2015:

December 31, 2016

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$16	$—	$16	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$26	$—	$26				$—

December 31, 2015

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$20	$—	$20	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$30	$—	$30				$—

There were no dividends received from PAS and HSF in 2016 or 2015.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2016	2015
	(In millions)
Bonds	$102	$89
Mortgage loans	10	7
Policy loans	7	7
Other	1	—

Total gross investment income	120	103
Less: investment expenses	(7)	(6)

Net investment income	$113	$97

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2016	2015
	(In millions)
Bonds	$3	$1
Derivatives and other	(244)	(74)

Total net realized capital losses	(241)	(73)
Transfer to IMR	(2)	(1)
Capital gain federal income tax expense	1	1

Net realized capital losses, net of tax and transfers to IMR	$(244)	$(75)

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

As of December 31, 2016, there were no declines in fair value of investments that were considered to be other-than-temporary. There were impairment losses of $1 million for 2015.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2016 and 2015 were $73 million and $45 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2016
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$5	$—	$—	$(3)	$(33)	$—
Equity index futures	1	—	—	10	(211)	—

Total Derivatives	$6	$—	$—	$7	$(244)	$—

December 31, 2015
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$—	$—	$—	$—	$(29)	$—
Equity index futures	1	—	—	13	(45)	—

Total Derivatives	$1	$—	$—	$13	$(74)	$—

Restricted Assets and Special Deposits:

Total admitted restricted assets of $78 million and $48 million at December 31, 2016 and 2015, respectively were on deposits with states as required by certain insurance laws of $4 million in 2016 and 2015 and pledged as collateral for futures trading of $74 million and $44 million in 2016 and 2016, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.47% and 0.30% of the Company’s total admitted assets at December 31, 2016 and 2015, respectively. There were no non-admitted restricted assets in 2016 and 2015.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2016 and 2015.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include common stock that is not actively traded, certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information. Instruments held in this category include primarily fixed maturity instruments.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by PAIA, an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2016 and 2015, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2016 and 2015:

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$101	$—	$101	$101
Separate accounts assets	11,839	1,332	—	13,171	13,171

Total Assets at Fair Value	$11,839	$1,433	$—	$13,272	$13,272

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$—	$1	$1	$1
Separate accounts assets	11,314	1,319	—	12,633	12,633

Total Assets at Fair Value	$11,314	$1,319	$1	$12,634	$12,634

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2016.

	2016		2015
	NAIC Bonds	Total	NAIC Bonds	Total
	(In millions)
Fair Value, beginning of period	$1	$1	$—	$—
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—	—
Included in surplus	—	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—	—
Sales	(1)	(1)	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	1	1
Transfers out of Level 3	—	—	—	—

Fair Value, end of period	$—	$—	$1	$1

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2016, the Company transferred no securities into and out of Level 3. The transfers in and out of level 3 were determined by the observable/unobservable inputs used in pricing the securities.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2016 and 2015 were as follows:

2016
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2015
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

•	Reed Group Ltd

•	GIS Canada Holdings Corp

•	Guardian Abbey LLC

•	STX Healthcare Management Services, Inc.

•	Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$121	$—	$121
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	121	—	121
Deferred Tax Assets Nonadmitted	64	—	64

Subtotal Net Admitted Deferred Tax Asset	57	—	57
Deferred Tax Liabilities (DTLs)	19	4	23

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$38	$(4)	$34

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$79	$—	$79
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	79	—	79
Deferred Tax Assets Nonadmitted	56	—	56

Subtotal Net Admitted Deferred Tax Asset	23	—	23
Deferred Tax Liabilities	9	—	9

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$42	$—	$42
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	42	—	42
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	34	—	34
Deferred Tax Liabilities	10	4	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$24	$(4)	$20

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes. The Company exceeded the 300% minimum RBC requirement at December 31, 2016 and expects to exceed this minimum during 2017.

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	34	—	34
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	39	—	39
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	34
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	23	—	23

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$57	$—	$57

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	n/a	n/a	36
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities	9	—	9

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$23	$—	$23

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	20	—	20
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	25	—	25
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	n/a	n/a	(2)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$34	$—	$34

	2016	2015
Ratio Percentage Used To Determine Recovery Period
And Threshold Limitation Amount	613%	799%
Amount Of Adjusted Capital And Surplus Used To Determine
Recovery Period And Threshold Limitation	$256	$267

Impact of Tax Planning Strategies

Description	December 31, 2016
(In millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$121	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	28%	0%
(3) Net Admitted Adjusted Gross DTAs	57	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2015
(In millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	$79	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	23	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$42	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	10%	0%
(3) Net Admitted Adjusted Gross DTAs	34	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%

All DTL were recognized as of December 31, 2016 and 2015.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2016 and 2015:

Description	2016	2015
	(In millions)
Federal income tax benefit on operating loss	$(43)	$(25)
Prior year underaccrual (overaccrual)	1	(4)
Contingent tax	6	1
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(37)	(29)
Current federal capital gains income tax expense	1	1

Total current federal income tax benefit	$(36)	$(28)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 were as follows:

Description	2016	2015	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$88	$59	$29
Policy acquisition costs	17	20	(3)
Ceding commission—Group 401(k)	16	—	16

Gross ordinary DTAs—(admitted and nonadmitted)	$121	$79	$42

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	64	56	8

Admitted ordinary DTAs	$57	$23	$34

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2016	2015	Change
	(In millions)
Capital:
Impaired securities	$—	$—	$—

Gross capital DTAs—(admitted and nonadmitted)	$—	$—	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$57	$23	$34

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	1	7	(6)
Ceding commission—Group 401(k)	16	—	16

Total Ordinary DTLs	$19	$9	$10

Capital:
Unrealized capital gains	4	—	4

Capital DTL	4	—	4

Total DTL	$23	$9	$14

Net admitted DTAs	$34	$14	$20

The change in net deferred Federal income taxes is comprised of the following:

	2016	2015	Change
Adjusted gross deferred tax assets	$121	$79	$42
Total deferred tax liabilities	23	9	14

Net deferred tax assets	$98	$70	28

Tax effect of unrealized capital gains			3

Change in net deferred federal income tax benefit			$31

Contingent Tax Liabilities:

As of December 31, 2016, the Company had $13 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2016 and 2015, the Company recognized approximately $3 million and $1 million in interest and penalties, respectively. The Company has approximately $10 million and $7 million accrued for payment of interest and penalties as of December 31, 2016 and 2015, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2015, the IRS has completed its

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

examinations for tax years 2009 and 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2011 through 2015 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2016	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$24
Net realized capital losses @ 35%	(85)

Provision calculated at statutory rate	$(61)	35%
Ceding commission—Group 401(k)	10	(6%	)
Dividends received deduction	(21)	12%
Other	1	(1%	)

Subtotal	$(71)	40%
Contingent taxes	6	(3%	)
IRS audit adjustment	2	(1%	)
Deferred tax true-up	2	(1%	)

Total	$(61)	35%

Total current federal income tax benefit	$(36)	21%
Prior period correction	6	(4%	)
Change in net deferred federal income taxes benefit	(31)	18%

Total statutory income tax benefit	$(61)	35%

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2016, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2016	$—	$1	$1
2015	—	1	1
2014	—	1	1

Total	$—	$3	$3

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded and corresponding assets held by the Company amounted to $3,477 million and $403 million at December 31, 2016 and 2015, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. Under the agreement, Ameritas indemnifies the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing, the Company recognized a gain of $29 million, before tax. In addition, a reinsurance gain of $50 million, before tax was deferred. The $32 million reinsurance gain, net of tax, is included in “Gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus and $18 million is included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations as an offset to the Federal Income tax incurred on the reinsurance gain. The $32 million, net of tax, reinsurance gain will be amortized into earnings as the earnings on 401(k) earnings emerge in the future. When the remaining in-force Group 401(k) contracts are novated to Ameritas, any remaining unamortized deferred reinsurance gain in surplus will be recorded through earnings. For the remaining four months of 2016, $2 million, net of tax of the initial deferred $32 million was amortized from surplus into earnings as Group 401(k) earnings emerged, bringing the unamortized deferred reinsurance gain in surplus to $30 million at December 31, 2016.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2016			2015
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(31)	$(2,274)	$(2,305)	$(33)	$(6)	$(39)
Reserve adjustments on reinsurance ceded	3	1,944	1,947	(27)	—	(27)
Commissions and expense allowances on reinsurance ceded and other income	(20)	6	(14)	4	—	4

Total Revenues	(48)	(324)	(372)	(56)	(6)	(62)

Policyholder and contract benefits	(40)	(254)	(294)	(47)	—	(47)
Increase in aggregate reserves	(12)	(105)	(117)	(20)	(3)	(23)

Total expenses	(52)	(359)	(411)	(67)	(3)	(70)

Net gain (loss) on operations from reinsurance ceded	$4	$35	$39	$11	$(3)	$8

In 2016, there were Modco reinsurance and remitted bonds of $2,175 million and $2 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $138 million and $149 million in 2016 and 2015, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $12 million and $16 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2016 and 2015, respectively.

Investments:

On September 1, 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”). PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2016, approximately $46 million or 0.35% of the Company’s separate account assets under management are invested in affiliated mutual funds that are advised by PAIA.

At December 31, 2015, approximately $2,641 million or 21% of the Company’s separate account assets under management were invested in affiliated mutual funds that were advised by RS Investments and sub-advised by PAIA until July 29, 2016 (see Note 1). Each of these funds had an investment advisory agreement with RS Investments.

Capital:

In 2016 and 2015, the Guardian’s Board of Directors granted an additional $100 million and $50 million of capital to GIAC, respectively. For the years ended December 31, 2016 and 2015, the Company received a total of $100 million and $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

The Company made a $5 million capital contribution and a $4 million loan commitment in 2015 to HSF. The full loan commitment balance was repaid from HSF to GIAC on May 29, 2015.

Administrative Services Agreement:

The Company had an administrative services agreement with RSFD and RS Investment that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts until July 29, 2016. Effective July 29, 2016, these service agreements were terminated as a result of sale of the RS Investment. For the years ended December 31, 2016 and 2015, such fee income amounted to $2 million and $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $0 million and $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2016 and 2015, respectively.

Reimbursement Agreement:

Prior to November 5, 2015, the Company had a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement was calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. The Company terminated the reimbursement agreement with GIS on November 5, 2015 in light of the dissolution of GBG. For the year ended December 31, 2015 there were no dividends received by the Company from GBG and no reimbursement by the company and GIS.

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $350 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2016 and 2015, the amount of drawings on the line of credit amounted to $148 million and $105 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $2.2 million and $2.0 million and $0.3 million and $0.2 million in 2016 and 2015, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $180 thousand and $47 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2016 and 2015, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2016, the amount of drawings on the line of credit amounted to $13 million is included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment income of $257 thousand for the twelve months ended December 31, 2016 is included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2016 and 2015, the Company paid commissions to PAS which amounted to $41 million and $61 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2016, no intercompany receivable due to the Company is over 90 days past due.

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2016 and 2015, the Company’s separate accounts statement included legally insulated assets of $13,171 million and $12,633 million, respectively, of which $4 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2016 and 2015. Fees and expenses due or accrued to the Company’s general account were $275 million and $287 million as of December 31, 2016 and 2015, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $254 million and $248 million for the years ended December 31, 2016 and 2015, respectively.

The general account of the Company paid $0.1 million and $0 million towards separate accounts guarantees for the years ended December 31, 2016 and 2015, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2016 and 2015 were as follows:

December 31, 2016	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,070	$1,070

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,854	$12,854
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	12,893	12,893

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	215	215

Separate accounts liabilities	$—	$13,168	$13,168

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2015	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,527	$1,527

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,308	$12,308
Market value/not subject to discretionary withdrawals	—	35	35

Total reserves for separate accounts	—	12,343	12,343

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	232	232

Separate accounts liabilities	$—	$12,630	$12,630

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2016	2015
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,070	1,527
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,572)	(1,727)

Net transfers from separate accounts	(502)	(200)

Reconciling Adjustments:
Mortality and expense guarantees—variable	150	152
Administrative fees—variable annuity	108	98
Cost of insurance	15	16

Total adjustments	273	266

Net transfers (from) to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(229)	$66

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2016 and 2015 were as follows:

December 31, 2016	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$105	$—	$—	$105	1%
At book value less current surrender charge of 5% or more	19	—	—	19	0%
At fair value	—	9,306	3,061	12,367	80%

Total with adjustment or at market value	124	9,306	3,061	12,491	81%
At book value without adjustment (minimal or no charge or adjustment)	997	—	—	997	6%
Not subjected to discretionary withdrawal	1,986	38	—	2,024	13%

Total gross	3,107	9,344	3,061	15,512	100%

Reinsurance ceded	142	—	—	142

Total net	$2,965	$9,344	$3,061	$15,370

December 31, 2015	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$97	$—	$—	$97	1%
At book value less current surrender charge of 5% or more	27	—	—	27	0%
At fair value	—	8,865	2,957	11,822	81%

Total with adjustment or at market value	124	8,865	2,957	11,946	82%
At book value without adjustment (minimal or no charge or adjustment)	1,038	—	—	1,038	7%
Not subjected to discretionary withdrawal	1,598	35	—	1,633	11%

Total gross	2,760	8,900	2,957	14,617	100%

Reinsurance ceded	—	—	—	—

Total net	$2,760	$8,900	$2,957	$14,617

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $78 million and $35 million in 2016 and 2015, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2016, the maximum amount of dividends the Company could pay The Guardian in 2017 without prior approval from the state insurance regulatory authorities was $67 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2016	2015
	(In millions)
Statutory net loss	$(140)	$(24)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(4)	—
Change in deferred policy acquisition costs	28	24
Future policy benefits	24	(94)
Reinsurance	(21)	(2)
Federal income tax benefit	29	38
Unrealized loss on investments	2	—
Transfer to interest maintenance reserve	2	1
Amortization of interest maintenance reserve	(1)	(1)

Consolidated GAAP net loss	$(81)	$(58)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2016	2015
	(In millions)
Statutory capital and surplus	$260	$260
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	587	565
Elimination of asset valuation reserve	29	21
Future policy benefits	(95)	(95)
Establishment of additional deferred federal income taxes	(4)	6
Unrealized gains (loss) on investments	33	(30)
Separate account accrued expense allowances	(216)	(232)
Other liabilities	(71)	(67)
Other, net	3	—

Consolidated GAAP stockholder’s equity	$526	$428

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 21, 2017, the issuance of the financial statements to be subsequent events requiring disclosure. In January 2017, the Company has made a decision to stop selling its proprietary variable annuity with the guaranteed living benefit (“GLWB”). Effective close of business on February 17, 2017, Guardian Investor II Variable Annuity with GLWB will no longer be available for sale. Additionally, on January 25, 2017, the Company’s Board of Directors approved a $6 million capital contribution from the Company to PAS in order to maintain its minimum capital. This fund was transferred on January 31, 2017.

B-128

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2016	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$837,936
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	101,290,136
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	10,171,481
Real estate	—
Contract loans	7,198,861
Cash, cash equivalents and short-term investments	657,200
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	43,650

Total gross investment income	$120,199,264

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	313,865,226

Total mortgage loans	$313,865,226

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	33,050,702	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-129

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2016	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$354,020,996
Over 1 year through 5 years	906,721,960
Over 5 years through 10 years	689,485,532
Over 10 years through 20 years	225,922,978
Over 20 years	823,216,547

Total by Maturity	$2,999,368,013

Bonds by Class—Statement Value
Class 1	$1,666,183,366
Class 2	1,207,652,503
Class 3	104,269,543
Class 4	19,725,634
Class 5	1,536,967
Class 6	—

Total by Class	$2,999,368,013

Total Bonds Publicly Traded	2,493,814,827
Total Bonds Privately Placed	505,553,186
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	101,085,000	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	67,249,043	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	1,845,535,221	Schedule DB, Part B, Sec. 1
Cash on Deposit	(18,821,850)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	(1,418,413,978)
Credit Life	—
Group Life	21,166,000
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,636,250	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	834,177,430
Credit Life	—
Group Life	200,037,000

B-130

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2016

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2016	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	143,145,427
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,120,780,911

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	49,472,812

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	—
Dividend Accumulations—Account Balance	—

B-131

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page three of the annual statement.
$3,609,529,485.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Chubb INA Holdings Inc.	Bonds	$31,540,822	0.9%
b.	Anheuser-Busch	Bonds	$30,610,443	0.8%
c.	AT&T Inc.	Bonds	$25,130,711	0.7%
d.	Bank of America Corp.	Bonds	$23,295,081	0.6%
e.	JPMorgan Chase & Co.	Bonds	$23,111,421	0.6%
f.	Goldman Sachs Group Inc.	Bonds	$22,220,095	0.6%
g.	Ford Motor Company	Bonds	$21,784,143	0.6%
h.	Enterprise Products Oper	Bonds	$21,421,583	0.6%
i.	Apple Inc.	Bonds	$21,122,997	0.6%
j.	Home Depot Inc.	Bonds	$20,866,082	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,666,183,366	46.2%	P/RP-1	$—	0.0%
NAIC-2	$1,207,652,503	33.5%	P/RP-2	$—	0.0%
NAIC-3	$104,269,543	2.9%	P/RP-3	$—	0.0%
NAIC-4	$19,725,634	0.5%	P/RP-4	$—	0.0%
NAIC-5	$1,536,967	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$364,973,465	10.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$340,908,852	9.4%
Countries rated NAIC-2	$19,064,613	0.5%
Countries rated NAIC-3 or below	$5,000,000	0.1%

B-132

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$114,304,326	3.2%
Country: Netherlands	$55,327,493	1.5%
Countries rated NAIC-2:
Country: Mexico	$19,064,613	0.5%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca PLC	1FE	$16,441,322	0.5%
2.	Shell International Fin	1FE	$12,500,139	0.3%
3.	Rabobank Nederland NY	1FE	$12,076,136	0.3%
4.	Deutsche Bank AG London	2FE	$12,043,668	0.3%
5.	Johnson Controls Intl PL	2FE	$11,476,857	0.3%
6.	BP Capital Markets PLC	1FE	$10,610,482	0.3%
7.	TEVA Pharmaceuticals NE	2FE	$10,183,310	0.3%
8.	Actavis Funding SCS	2FE	$10,031,129	0.3%
9.	Swedbank AB	1FE	$10,020,900	0.3%
10.	Vodafone Group PLC	2FE	$9,449,259	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes {X}    No  {  }

B-133

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$14,666,663	0.4%
b.	Commercial	$10,000,000	0.3%
c.	Commercial	$10,000,000	0.3%
d.	Commercial	$8,960,688	0.2%
e.	Commercial	$7,000,000	0.2%
f.	Commercial	$5,000,000	0.1%
g.	Commercial	$5,000,000	0.1%
h.	Commercial	$5,000,000	0.1%
i.	Commercial	$5,000,000	0.1%
j.	Commercial	$5,000,000	0.1%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$313,865,232	8.7%	$—	0.0%

B-134

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2016

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$73,420,000	2.0%	$66,753,400	$75,628,050	$70,103,400
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-135

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2016

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$32,723,486	0.93%	$32,723,486	0.93%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,603,343	0.16%	5,603,343	0.16%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	10,254,774	0.29%	10,254,774	0.29%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	10,124	0.00%	10,124	0.00%
Issued or guaranteed by FNMA and FHLMC	101,472	0.00%	101,472	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	130,785,605	3.72%	130,785,605	3.72%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,233,954,540	63.51%	2,233,954,540	63.51%
Unaffiliated non-U.S. securities (including Canada)	441,488,687	12.55%	441,488,687	12.55%
Affiliated securities	—	0.00%	—	0.00%

B-136

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2016

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	101,085,000	2.87%	101,085,000	2.87%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	313,865,228	8.92%	313,865,228	8.92%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	81,995,237	2.33%	81,995,237	2.33%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	7,102,084	0.20%	7,102,084	0.20%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	125,624,132	3.57%	125,624,132	3.57%
Other Invested Assets	33,050,702	0.94%	33,050,702	0.94%

Total Invested Assets	$3,517,644,414	100.0%	$3,517,644,414	100.0%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-137

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2016 and 2015, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-138

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2016 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 21, 2017

B-139

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2016

Statement of Operations for the Year Ended December 31, 2016

Statements of Changes in Net Assets for the Years Ended December 31, 2016 and 2015

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2016 and 2015

Statutory Basis Statements of Operations for the Years Ended December 31, 2016 and 2015

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2016 and 2015

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2016 and 2015

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC (4)

(b) Form of GIAC-Selling Agreement(4)

4	(a) Specimen of ProFreedom C Shares Variable Annuity Contract(3)

(b) Highest Accumulation Value Death Benefit Rider (HAVDB)(2)

(c) Return of Premium Death Benefit Rider (ROPDB)(2)

(d) Deferred Income Annuity Payout Option Rider (DIA)(2)

(e) Payments for a 10 Year Period Certain(1)

5	Form of Application for Variable Annuity Contract(1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

9	Opinion and consent of Counsel(3)

10	Consent of PricewaterhouseCoopers LLP(6)

11	Not Applicable

12	Not Applicable

13	Powers of Attorney executed by (a) Marc Costantini, (b) Michael Slipowitz(3), and (c) Gordon Dinsmore(5)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 5, 2013.
(2)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-87762) as filed on April 28, 2014.
(4)	Filed Incorporated by reference to the Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-87762) as filed on April 27, 2015.
(5)	Incorporated by reference to the Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 27, 2016.
(6)	To be filed.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 13, 2017.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Marc Costantini
Director, Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President and General Counsel	Tracy L. Rich
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Product Management	Douglas Dubitsky
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director, Investments; Asset Liability and Equity Portfolio Management	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director	David J. Marmon
Managing Director	David Padulo
Managing Director	Robert A. Reale
Managing Director	John Gargana
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Vice President, Corporate Tax	Bruce P. Chapin
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President & Chief Compliance Officer	Linda Senker
Vice President, Strategic Initiatives & Distribution Support	Robert Chamerda
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Head of FP&A and Financial Reporting	Kevin Lyons
Vice President, Business Development, Group	Michael Kryza
Vice President, Client Engagement	Kimberly Delaney Geissel
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Retirement Services	Travis Ovitt
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Senior Director	Demetrios Tsaparas
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	Cheng Wang
Senior Director	Mordechai Shapiro
Senior Director, Investment Operations	James Geocos
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance and Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon
Director, Financial Reporting & Sales Support, Retirement Solutions	Sanjay Patel

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2016. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [1]

The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) 8/6/1999
Managed Dental Care (California Corp.) (100% owned) 4/25/1996
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) 6/8/1970
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) 3/18/1996
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) 12/19/2001
Guardian Distributors, LLC (Delaware LLC) (100% owned) 10/14/2011
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) 1/15/1997
Park Avenue Securities LLC (Delaware LLC) (100% owned) 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Family Service Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) 08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 2/5/2015
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) 8/20//2015
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/15
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/16
Victory RS Investors Fund (6) (Delaware Statutory Trust) (16.45% owned) (2) 12/4/2013
Victory Sophus Emerging Markets Small Cap Fund (6) (Delaware Statutory Trust) (39.01% owned) (2) 1/31/2014
Victory RS Global Growth Fund (6) (Delaware Statutory Trust) (46.37% owned)(2) 5/16/2011
Victory High Yield Fund (6) (Delaware Statutory Trust) (50.28% owned) (2) 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (55.77% owned) (2) 11/23/2009
Victory Sophus China Fund (6) (Delaware Statutory Trust) (94.57% owned)(2) 5/16/2011
Victory Sophus Emerging Markets Fund (6) (Delaware Statutory Trust) (12.47% owned) (2) 12/10/2013

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2016 is 10% or greater.
(2) Calculated as of December 31, 2016.
(3) This entity is a successor to Guardian Investor Services Corporation 1970. See page 8 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
8/6/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
8/6/1999
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
8/6/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
8/9/2010
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
8/1/2014
Premier Group, Inc.
(California Corp.)
(100% owned)
8/1/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
8/1/2014
Premier Access Administrators
(California Corp.)
(100% owned)
8/1/2014
Blue Hills Dental Plan of Arizona, Inc.
(Arizona Corp)
(100% owned)
8/1/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
8/1/2014
Access Dental Plan
(California Corp.)
(100% owned)
8/1/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
8/1/2014
Avesis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Avesis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Avesis of Washington, D.C., Inc.
(Washington, D.C. Corp.)
(100% owned)
01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3[1]

- The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
  - Guardian Shores, LLC (Delaware LLC) (100% owned) ↳ 07/12/2010
    - Shores, LLC (Delaware LLC) (50% owned) ↳ 06/02/2010
  - Guardian Lumiere LLC (Delaware LLC) (100% owned) ↳ 03/18/2016
  - Hanover Goodyear LLC* (Delaware LLC) 100% owned ↳ 02/25/2010
  - Guardian Park Place LLC (Delaware LLC) (100% owned) ↳ 07/12/2011
  - Hanover Acquisition LLC (Delaware LLC) (100% owned) ↳ 07/20/2004
  - Guardian Ledges, LLC (Delaware LLC) 100% owned ↳ 11/04/2008
  - Guardian Quincy, LLC (Delaware LLC) (100% owned) ↳ 12/02/2008
  - Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) ↳ 10/16/2012
  - Guardian Piazza D'Oro (Delaware LLC) 100% owned ↳ 09/12/2013
  - Guardian Cliffside LLC* (Delaware LLC) (60% owned) ↳ 05/04/2010
  - Guardian/ KW NOHO Manager, LLC* (Delaware LLC) (50% owned) ↳ 06/22/2010
  - Guardian Juanita Village, LLC (Delaware LLC) (100% owned) ↳ 10/16/2012
  - Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) ↳ 01/20/2012
  - Hanover Acquisition IV LLC (Delaware LLC) (100% owned) ↳ 05/22/2012
  - Hanover Acquisition II LLC (Delaware LLC) (100% owned) ↳ 12/22/2009
  - 360 S. Acacia Partnership (New York GP) (53% owned) ↳ 11/23/1988
  - Airside Business Park LP (Pennsylvania LP) 25% GLIC owned) ↳ 10/28/1998
  - Guardian Tryon Village LLC (Delaware LLC) (100% owned) ↳ 07/23/2011
  - Broadway Denver LLC* (Delaware LLC) (60% owned) ↳ 03/26/2012
  - Spencer Airport Center Phase IV LLC* (Delaware LLC) (100% owned) ↳ 12/21/1998
  - Spencer Airport Center Phase III, LLC* (Delaware LLC) (100% owned) ↳ 08/05/1998
  - Space Center Apartments, LLC (Delaware LLC) (50% owned) ↳ 11/5/2008
    - SpaceSub Apartments, Ltd. (Texas Ltd) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
    - SpaceSub GP, L.L.C. (Texas LLC) (50% indirectly owned by Guardian through Space Center Apartments, LLC) ↳ 11/7/2008
  - GH Scottsdale I LLC (Delaware LLC) (50% owned) ↳ 09/05/1997
  - Guardian /KW Hayward Member, LLC * (Delaware LLC) (60% owned) ↳ 04/24/2012
  - G-M Joint Venture (Tennessee GP) (90% owned) ↳ 09/27/1989
  - Spencer Airport Center LLC* (Delaware LLC) (100% owned) ↳ 7/17/1997
  - Guardian Baederwood LLC (Delaware LLC) (100% owned) ↳ 11/15/2016
  - B.A. Ventures, LLC (New York LLC) (50% owned) ↳ 07/02/1997
  - Guardian Forest Creek LLC* (Delaware LLC) (90% owned) ↳ 08/23/2012
  - Guardian Timber Ridge LLC* (Delaware LLC) (90% owned) ↳ 12/14/2011
  - Guardian Hilltop LLC* (Delaware LLC) (100% owned) ↳ 05/24/2011
  - Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) ↳ 05/14/2003
  - GH Warner LLC (Delaware LLC) (50% GLIC owned) ↳ 06/26/1995
  - Guardian/Abbey, LLC (Delaware LLC) (72% owned) ↳ 07/23/2007
    - 400 Columbus Avenue LLC (New York LLC) (100% owned) ↳ 03/01/1995
  - Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) ↳ 12/22/2000
    - Berkshire Acquisition LLC (Delaware LLC) (100% owned) ↳ 09/20/2010
    - Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) ↳ 04/17/2013
  - Guardian Mercury, LLC (Delaware LLC) (100% owned) ↳ 05/12/2009
    - The Mercury Homes, LLC (Delaware LLC) (27% owned) ↳ 04/01/2009
  - Guardian Exchange LLC (Delaware LLC) (100% owned) ↳ 05/05/2016
  - Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) ↳ 01/06/2015
  - Seasons Lynnwood, LLC (Delaware LLC) (100% owned) ↳ 10/31/2014
  - Hanover Suwanee Center LLC (Delaware LLC) (100% owned) ↳ 12/28/2015
  - Guardian Westwood Holdings LLC * [2] (Delaware LLC) (100% owned) ↳ 12/03/2013

---

(1) This chart shows subsidiaries holding primarily real estate assets

(2) See also page 5.

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

** Investments has not identified exact percentage, but it is greater than 50% and the

Page 4

- Hanover Square Real Estate Management LLC (Delaware LLC) (100% owned) ↳ 8/202015
  - 901 Hawthorne/250 Spring Lake, LLC (Delaware LLC) (60% owned) ↳ 07/27/2006
  - Guardian Park Potomac LLC (Delaware LLC) (100% owned) ↳ 10/3/2013
    - GFP Residential Holdings, LLC (Delaware LLC) (50% indirectly owned by Guardian through Guardian Park Potomac LLC) ↳ 7/17/2013
  - Hanover Square TAP LLC [(1)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - Hanover Square LCP LLC [(2)] (Delaware LLC) (100% owned) ↳ 10/28/15
  - Willowbrook Center Joint Venture (IL GP) (90% GLIC owned) ↳ 02/21/1991
  - Guardian Parkside Commons LLC (Delaware LLC) (100% owned) ↳ 2/18/2004
    - Parkside Commons Apartments LLC (Delaware LLC) (90% indirectly owned by Guardian through Guardian Parkside Commons LLC) ↳ 4/12/2007

---

(1) See pages 5, 6, 7, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 9 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
4/10/1860
Guardian Campus Holdings LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳ 4/2/2013
Guardian Westwood Holdings LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Campus Drive Land Partners LLC *
(Delaware LLC)
(10% owned by Campus Drive Manager LLC)
(90% owned by Guardian Campus Holdings LLC)
↳ 12/3/2013
Campus Drive Manager LLC *
(Delaware LLC)
(90% owned)
↳ 12/3/2013
Westwood Drive Manager LLC *
(Delaware LLC)
(90% owned)
↳ 12/3/2013
Westwood Drive Land Partners LLC *
(Delaware LLC)
(10% owned by Westwood Drive Manager LLC)
(90% owned by Guardian Westwood Holdings LLC)
↳ 12/3/2013
Campus Drive Springing Member, Inc. *
(Delaware Corp)
(90% owned by Campus Drive Land Partners LLC)
↳ 12/18/2013
Campus Drive Fee Owner LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Westwood Drive Fee Owner LLC *
(Delaware LLC)
(100% owned)
↳ 12/3/2013
Westwood Drive Springing Member, Inc. *
(Delaware Corp.)
(90% owned by Westwood Drive Land Partners LLC)
↳ 12/3/2013

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC (Delaware LLC) 10/28/2015
Guardian Deasil Holdings, LLC (Delaware LLC) (100% owned) ↳12/18/2014
TruAmerica Properties II LLC (Delaware LLC) (40% owned) ↳5/8/2014
Deasil Manager LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳11/25/2014
Deasil Lender LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳12/19/2014
Deasil Land Partners LLC (Delaware LLC) 15.35% indirectly owned by Guardian (11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC) ↳11/25/2014
Mediterranean Operator LLC (Delaware LLC) (39.61% indirectly owned by Guardian through Deasil Manager LLC) ↳11/24/2014
Bayridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Crest Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Ridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colonnade Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colony Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Forest Park Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Harborview Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Hidden Hills Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Mediterranean Fee Owner LP (Delaware LLP) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/26/2014
Mountain Summit Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Reche Ridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Towne Center Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Tuscan Village Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Waterstone Magnolia Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014

↳ The date GLICOA either directly or indirectly acquired control.

Page 7

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015

- **Guardian Ponderosa LLC**
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

- **Guardian Lowry LLC**
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

- **TruAmerica Properties II LLC ("TAP II")**
  (Delaware LLC)
  (40% owned)
  ⇘ 5/8/2014

- **Guardian Carriages LLC ***
  (Delaware LLC)
  (100% owned)
  ⇘ 5/28/2014

Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
⇘ 5/7/2014

Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
⇘ 5/7/2014

Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
⇘ 5/7/2014

Petrovitsky Road Manager LLC *
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92% owned by TAP II)
⇘ 5/7/2014

Petrovitsky Road Land Partners LLC *
(Delaware LLC)
(25% owned by Guardian Carriages LLC;
10% owned by Petrovitsky Road Manager LLC)
⇘ 5/7/2014

Petrovitsky Road Fee Owner LLC *
(Delaware LLC)
25% indirectly owned by Guardian through
Guardian Carriages LLC plus 3.7% indirectly
owned by Guardian thorough TAP II
(100% owned by Petrovitsky Road Land
Partners LLC)
⇘ 5/7/2014

Galena Way Manager LLC
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92 % owned by TAP II)
⇘ 5/7/2014

Galena Way Land Partners LLC
(Delaware LLC)
25% owned by Guardian Ponderosa LLC; 10% owned by
Galena Way Manager LLC
⇘ 5/7/2014

Galena Way Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Ponderosa LLC plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Galena Way Land Partners LLC)
⇘ 5/7/2014

---

* Asset sold; entity to be cancelled.
⇘ The date GLICOA either directly or indirectly acquired control.

Page 8

- **Guardian Investor Services LLC** (Delaware LLC) (100% owned) ↳ 12/19/2001
  - GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ↳10/01/2015
    - Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳11/10/2015
    - Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) ↳10/28/2016
  - GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ↳ 06/4/2015
  - Reed Acquisitions LLC (Delaware LLC) (100% owned) ↳ 12/11/15
    - Reed Group Management LLC (Connecticut LLC) (100% owned) ↳ 12/31/15
      - Reed Group Claim Services LLC (New York LLC) (100% owned) ↳ 12/31/15
    - Reed Group, Ltd. (Colorado Corp.) (100% owned) ↳ 12/31/2012
  - GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ↳ 12/11/15
    - Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) ↳ 12/16/15
  - Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ↳11/23/16
  - Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ↳ 02/5/2015
  - GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ↳08/02/16
    - Access Professional Dental Care, LLC (Delaware LLC) (100% owned) ↳ 7/17/2014
    - Access Dental Services, LLC (Delaware LLC) (100% owned) ↳ 5/16/2014
    - STX Healthcare Management Services, Inc. (Delaware Corporation) (100% owned) ↳08/24/16
      - Harbor Discount Plan, LLC (Texas LLC) (100% owned) ↳08/24/16
      - Vital Smiles, Inc. (Alabama Corporation) (100% owned) ↳08/24/16
  - Hanover Square Real Estate Management LLC [(1)] (Delaware LLC) (100% owned) ↳ 08/202015

---

(1) See page 4 for a chart of the subsidiaries of this entity.

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

- Hanover Square LCP LLC (Delaware LLC) (100% owned) ↳ 10/28/2015
  - Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳ 04/11/2012
    - LEI LCP-GL Commercial, LLC (Delaware LLC) (75% owned) ↳ 04/12/2012
  - Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳ 06/16/2010
    - Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳ 06/28/2010
  - Guardian LEIM, LLC (Delaware LLC.) (100% owned) ↳ 06/16/2010
    - Lowe Enterprises Investment Management, LLC (Delaware LLC) (50% owned) ↳ 08/19/2010
  - Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳ 06/01/2011
    - LEI LCP-GL, LLC (Delaware LLC) (75% owned) ↳ 04/25/2011
  - Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳ 03/29/2012
    - LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳ 03/21/2011
  - Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳ 09/26/2014
    - Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳ 10/17/2014
  - Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳ 09/20/2016
    - LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳ 09/15/2016
  - Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳ 12/16/2014
    - Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳ 12/24/2014

↳ The date GLICOA either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
↳ 10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
↳ 09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
↳ 4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
↳ 08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
↳ 08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
↳ 10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
↳ 10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
↳ 8/26/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 11

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% GLIC owned)
04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian through TruAmerica Properties II LLC)
07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
(11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC)
07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgetop Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian through Mercury Land Partners LLC
07/30/2015

The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2017
Non-Qualified	12,743
Qualified	36,286

Total	49,029

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of December 15, 2016. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager, Senior Vice President, Head of Individual Markets Administration and Wealth Management	Christopher Dyrhaug
Manager	Marc Costantini
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Wholesale Division	Douglas Dubitsky
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Manager, Senior Vice President, Head of Individual Markets Administration and Wealth Management	Christopher Dyrhaug
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Thomas Cahill
Director, Business Technology Services	Raj Jwaleshan
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Robert Chamerda
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management And Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Officer	Charles Barresi, Jr.

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of April, 2017.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Roberto C. Ecker	Senior Vice President, Chief Financial Officer
Roberto C. Ecker (Principal Financial Officer)

/s/ Gordon Dinsmore*	Director and President
Gordon Dinsmore
(Principal Executive Officer)

/s/ Marc Costantini* Marc Costantini	Director

/s/ Michael Slipowitz* Michael Slipowitz	Senior Vice President & Corporate Chief Actuary & Director

By	/s/ Richard T. Potter, Jr.	Date: April 28, 2017
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description

10	Consent of PricewaterhouseCoopers LLP

C-19